Exhibit 99.2 - Schedule 4

Recovco ID	Loan #1	Loan #2	Project Name	Pool	Guideline Grade	Grade 3 Exceptions (Conditions / Curable)	Grade 2 Exceptions (Warnings)	Grade 1 Exceptions (Notices / Informational)	Collection Notes As-Of Date	Collection Notes Commencement Date	Reason for Default	Willingness to Pay	Ability to Pay	Servicer Rating	Current Occupancy	Property Damage	Property Damage Date	Previous Resolution Type	Previous Resolution Success	Resolution Recommendation	Current Legal Status	Collections Comments	Currently in Foreclosure?	Current Foreclosure Status	Referral Date	Foreclosure Sale Date	Foreclosure Comments	Foreclosure Delay/Obstruction Start Date	Foreclosure Delay/Obstruction Reason	Foreclosure Delay/Obstruction Reason 2	Foreclosure Issues with Proof Of Standing Indicator	Foreclosure Plaintiff Name	Foreclosure Last Step Date	Foreclosure Projected Step	Foreclosure Projected Step Date	Foreclosure NOI Date	Foreclosure NOI Lender	Conveyed to HUD Indicator	Date Conveyed to HUD	Date of FC Deed	FC Deed Name	S&C Filing Date	Foreclosure Service Date	Foreclosure Judgment Hearing Date	Foreclosure Judgment Entered Date	Scheduled Foreclosure Sale Date	Foreclosure Redemption Expiration Date	Foreclosure Bid Amount	Foreclosure Contested Indicator	Foreclosure Contested Start Date	Foreclosure - Borrower Has Attorney Representation Indicator	Foreclosure Attorney	Foreclosure Attorney Phone	Lien Position per Title Review	Current Occupancy	Date Property First Showed Vacant	Is REO Active?	Reo Start Date	REO Status	Current Occupancy - Short Version	Current Value Form Type	Current Value	Current Value Date	Is Property Currently Listed?	List Price	First Listed Date	Broker Company	Broker Name	Broker Phone	Broker Email	REO Comments	Bankruptcy (Post-Loan Origination)?	Current Bankruptcy Status	Current Bankruptcy Case Number	Bankruptcy Filing Date	Bankruptcy Chapter	Bankruptcy POC Amount	Bankruptcy Motion Filed Date	Current Bankruptcy Cram Down Amount	Bankruptcy Discharge Date	Bankruptcy Comments
YGOY02QR2O2	XXX	XXX	XXX	XXX	Missing
7271922	XXX	XXX	XXX	XXX	1: Acceptable	5/xx/2018	5/XX/2015	Unavailable	Fair	Fair	Meets Expectations	Owner (or Former): Primary Home	No	Not Applicable	None	Not Applicable	Payment Arrangement	Collections	• Borrower Contact: Per comments noted on 5/XX/18 borrower called in said will make June trial payment plan XXX early.
• Default:  collection
• Litigation: None known
• Title Issues: None Known
• Property Condition: property is occupied, condition of property is unknown.
• Other: Reason for default is unknown.  Set up on streamline trial payment plan as account has matured.
																							No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	First	Owner (or Former): Primary Home	Not Applicable	Not Applicable															No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
28571197	XXX	XXX	XXX	XXX	1: Acceptable	1/XX/2019	5/XX/2016	Unavailable	Fair	Fair	Meets Expectations	Owner (or Former): Primary Home	No	Not Applicable	Modification (Permanent)	No	Not Applicable	Performing	•Borrower Contact: The last known contact with the borrower was on 8/XX/2018, borrower discussed account status and payment.
•Default: Active Repayment Plan. Current legal status is performing.
•Litigation: None known.
•Title Issues: None known.
•Property Condition: As of 1/xx/2018 Exterior Property Inspection was completed: Occupied, property condition good, no violations, no maintenance recommended, no sale sign.
•Other: As of 1/XX/2019 past due $0, current due $435.70 and total due $435.70. Subject loan was modified per the tape data on 6/XX/2012, details were not provided.
• Willingness to Pay: Borrower had been in communication with the servicer.
• Ability to Pay: Borrower appears capable of making the payment.
• Key Words: Key words have been reviewed and addressed in the comments above.

																							No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	First	Owner (or Former): Primary Home	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
7650812	XXX	XXX	XXX	XXX	1: Acceptable	1/xx/2019	1/XX/2017	Excessive Obligations	Average	Average	Meets Expectations	Owner (or Former): Primary Home	No	Not Applicable	None	Not Applicable	Modification	Collections	• Borrower Contact: Last borrower contact 8/xx/2018, customer made promise to pay but did not give a reason for default. Borrower stated that he could afford the monthly payments. The borrower expressed dissatisfaction about the situation. The borrower was also offered a reapyment plan.

• Default:  Initial RFD established 5/xx/2018 as payment change. 3 months later 8/xx/2018,  it appears a new hardship arose but no reason for default was given.

• Litigation: No litigation issues were noted in the loan file.

• Title Issues: No title issues noted

• Property Condition:  Per notes 1/xx/2019, the home is occupied, with no maintenance recommended, with no violations noted and no For Sale sin visible..

• Other: Tape indicates the borrower is past due 1 payment. Servicer last sent a preapproved repayment plan 12/xx/2018.  Borrower called in with a complaint 8/xx/2018.  Evidence of tax dispute being resolved in notes 7/xx/2018. Lost mit docs received and reviewed 7/xx/2018. Reason for default established as Payment change on 5/xx/2018.

• Willingness to Pay:  Borrower appears engaged in trying to save the property.

• Ability to Pay:  Unable to locate financials in file.

																						• Key Word Search: NA	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	First	Owner (or Former): Primary Home	Not Applicable	Not Applicable															No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
28709299	XXX	XXX	XXX	XXX	1: Acceptable	5/xx/2018	5/XX/2016	Unemployment / Decreased Income	Good	Good	Meets Expectations	Owner (or Former): Primary Home	No	Not Applicable	Modification (Permanent)	No	Modification	Collections, 60-119 Days	· Borrower Contact: Last contact was 12/xx/2017. Loan was HAMP modified 10/xx/2015
· Default: Client is current 60 plus days past due with an aging invoice from 02/xx/2018
· Litigation: None Known
· Title Issues: None Known
· Property Condition: Occupied
                   Verification Type  :Visual
                   Exterior property condition:Average
                   Maintenance recommended?:No
                   Violations identified during inspections:No
                   Inspection Date  :05/xx/2018
																						· Other: RFD: Self Employed/Business receivables are slow. Statement Generated as of 04/xx/2018 Past Due $7,356.36 Curr Due $3,166.48 Total Due $10,522.84	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	First	Owner (or Former): Primary Home	Not Applicable	Not Applicable															No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
97244530	XXX	XXX	XXX	XXX	1: Acceptable	2/XX/2018	1/XX/2016	Unavailable	Fair	Fair	Meets Expectations	Owner (or Former): Primary Home	No	Not Applicable	None	Not Applicable	Modification	Bankruptcy	Borrower Contact: Last Borrower contact 1/xx/2018. Advised Borrower of requested appointment to review options of possible modification. Borrower was driving and wanted to talk to CSR at another time.
Default: Bankruptcy Chapter 13
Litigation: No issues identified.
Title Issues: No issues identified.
Property Condition: Occupied.
Other: None.
Data notes reflect BK filed 3/xx/2013, with next BK payment due 2/XX/2017. Data payment string reflects status as a 9 for the last 5 months and current for the 8 monthly payments prior to the first “9” reporting. The data information also reflects a BK dismissal date of 1/xx/2013 although servicing notes do not reflect any prior BK information…………Service notes do not reflect any discrepancy to data information……….. Servicing notes reflect Management approval of resolution on 1/xx/2018, the terms of any resolution are not reflected in the notes…………. Revised POC for BK filed 12/xx/17 with no exact information of POC reporting. 8/xx/2017 service notes reflect Borrower only due for 3 payments, 2 that are past due along with current payment due. Cannot determine by service notes the exact status of the payment history. Bankruptcy is still active and servicer is in current contact with Borrower as of 1/xx/18............ The January 2018 servicing notes reflect multiple payment received and reversal references and in review of this information it cannot be determined if the Borrower is paying agreed to any BK court payment plan. In addition, the file does not include a repayment plan or modification as part of the Bankruptcy………….. The 12/xx/2017 servicing note reflects an affidavit sent to BK Attorney with the total arrearage of $3,374.65.

No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	First	Owner (or Former): Primary Home	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Yes	Plan Confirmed (Ch. 11, 13)	XXX	03/xx/2013	Chapter 13	Unavailable	11/xx/2013	Not Applicable	Not Applicable	Data notes reflect BK filed 3/xx/2013, with next BK payment due 2/XX/2017.
Revised POC for BK filed 12/xx/17 with no exact information of POC reporting.
Cannot determine by service notes the exact status of the payment history. Bankruptcy is still active and servicer is in current contact with Borrower as of 1/xx/18.
The 12/xx/2017 servicing note reflects an affidavit sent to BK Attorney with the total arrearage of $3,374.65.
IRARE1N254Y	XXX	XXX	XXX	XXX	Missing
Z5SN5P0ZCOV	XXX	XXX	XXX	XXX	Missing
3YQSFMG5WZM	XXX	XXX	XXX	XXX	Missing
54170440	XXX	XXX	XXX	XXX	2: Acceptable with Warnings	* Evidence of Deceased Borrower(s) (Lvl 2) "Per 4/xx/218 Commentary XXX, UTP, called and reported death of XXX. Death certificate was requested UTP stated she did not have yet. Advised XXX and XXX next executors. Servicer will send instruction letter. No commentary reflecting receipt of death certificate or that instruction letter mailed."	8/xx/2018	9/xx/2016	Death of Borrower	Good	Good	Meets Expectations	Owner (or Former): Primary Home	No	Not Applicable	None	Not Applicable	Forbearance	Collections, 60-119 Days	• Borrower Contact: Last known contact 9/xx/218 Delinquency statement mailed, total amount due $XXX.
• Default:  3/xx/18 due date.
• Litigation: None known.
• Title Issues: None known.
• Property Condition: There was a Property Valuation report (5/xx/18) mentioned in the file. There were Property Preservation reports (4/2018 to 9/xx/18) mentioned in the loan file. Additionally, there was no mention of any damages to the property.
• Other: 4/xx/18 UTP XXX reported death of XXX, did not yet have death certificate, advised XXX and XXX as next executors, servicer to send instruction letter. Unknown spouse XXX may claim an interest as evidenced by lack of martial status shown on deed to XXX will be addressed in FC complaint, unknown spouse will be named XXX as dependent and filed claim with Title company. 9/XX/18 FC referral approved, failure to pay first TPP payment on or before expiration date. TPP mailed to borrower.
• Willingness to Pay: Excellent.
• Ability to Pay: Excellent.
																							No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	First	Owner (or Former): Primary Home	Not Applicable	Not Applicable															No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
QI2MYP2E1Y4	XXX	XXX	XXX	XXX	Missing
AVZLQFRIBJN	XXX	XXX	XXX	XXX	Missing
SJLHMFBCUAN	XXX	XXX	XXX	XXX	Missing
59665058	XXX	XXX	XXX	XXX	1: Acceptable	10/XX/2018	9/XX/2016	Unavailable	Average	Average	Meets Expectations	Owner (or Former): Primary Home	No	Not Applicable	None	Not Applicable	Payment Arrangement	Collections, 60-119 Days	•Borrower Contact: The last date of customer contact was 08/xx/2018. Servicer informed borrower about the delinquency, and informed his about the 89 days criteria. Borrower stated he makes payments on the IVR.
•Default:  Collections 60-119 days. Servicing shows the account to be 60 days past due  on 08/xx/2018. The statement generated 09/xx/2018 shows the borrower to be past due 4210.43. There has been a past due balance for the 24 month servicing period that has not been explained in the servicing notes.
•Litigation: No known litigation.
•Title Issues: No known title issues.
•Property Condition: Visual exterior property inspection was performed 10/xx/2018. Property was observed to be occupied, in Good condition with no recommended maintenance. No violations were identified during the inspection.  No For Sale sign was noted.
•Other: There was no prior modification. Borrower show a Bankruptcy Chapter 7, Case number XXX that was discharged 04/xx/2013. Borrower requested financial assistance, RMA package was sent by mail 08/xx/2018,
																							No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	First	Owner (or Former): Primary Home	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
7670505	XXX	XXX	XXX	XXX	1: Acceptable	2/xx/2019	3/XX/2017	Unavailable	Fair	Fair	Meets Expectations	Owner (or Former): Primary Home	No	Not Applicable	None	Not Applicable	Modification	Foreclosure	•Borrower Contact: Email communication between servicer and authorized third party, on behalf of borrower, was made on 02/xx/2018. Email was sent to servicer to ensure funds received were used to reinstate the loan which would bring the account current. A response was sent from the servicer to inform the ATP that the funds were applied as instructed which brought the account due for 03/xx/2018.
•Default: Foreclosure - F/C referral was approved on 11/xx/2017.  All F/C proceedings stopped as loan was reinstated on 02/xx/2018.  Loan status is active F/C as of 11/xx/2018 pending filing of complaint.
•Litigation: None known
•Title Issues: None known
•Property Condition: Current Occupancy Status: Occupied.  Exterior property condition: Good.  Violations identified during inspections: No.  For sale sign: No.  Inspection Date: 02/xx/2019.
•Other: Loan has not been modified.
•Willingness to Pay: Borrower has reinstated their loan twice and brought the account current.  It appears borrower's intentions are to keep their property.
•Ability to Pay: Unable to determine the borrower's ability to pay as their source of income is unknown.
•Key Word Search – Have reviewed the Key Words noted and have addressed all pertinent information which has already been addressed in the review fields and comments.	Yes	Referred to Attorney	11/xx/2018	Not Applicable	F/C attorney: XXX
F/C phone:XXXX

																											F/C referral was approved on 11/xx/2017. All F/C proceedings stopped as loan was reinstated on 02/xx/2018. Loan status is active F/C as of 11/xx/2018 pending filing of complaint.	Not Applicable	Not Applicable	Not Applicable	No	Unavailable	11/xx/2018	Complaint Filed	Not Applicable	Not Applicable	Unavailable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	No	XXX	XXXX	First	Owner (or Former): Primary Home	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
88854269	XXX	XXX	XXX	XXX	1: Acceptable	9/xx/2018	9/XX/2016	Inabilty to Sell or Rent	Average	Poor	Meets Expectations	Occupied by Unknown Party	No	Not Applicable	Modification (Permanent)	No	Foreclosure	Collections, >= 120 Days	• Borrower Contact: The last known borrower contact was on 9/XX/2018, borrower discussed hardship, account and payment status.
• Default:  RFD was documented as tenant lost job on 9/XX/18.
• Litigation: None known.
• Title Issues: None known.
• Property Condition: Comments reflect multiple inspections ordered details were not provided, most recent was on 09/xx/2018, exterior condition noted as good and no maintenance recommended.  No known damage documented.
• Other: 9/xx/2018 Statement Generated As of 09/xx/2018 Past Due XXX Curr Due XXX Total Due XXX
• Willingness to Pay: Borrower has been in communication with the servicer.
• Ability to Pay: Borrower stated she can afford the payment.
• Key Words: Key words have been reviewed and addressed in the comments above.
																							No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	First	Occupied by Unknown Party	Not Applicable	Not Applicable															No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
84844125	XXX	XXX	XXX	XXX	1: Acceptable	10/XX/2017	10/xx/2015	Illness of Borrower/Family	Fair	Poor	Meets Expectations	Owner (or Former): Primary Home	No	Not Applicable	Bankruptcy Payment Plan	Yes	Foreclosure	Foreclosure	Borrower Contact: 9/xx/17
Default: FC
Litigation: NO
Title Issues: N/A
Property Condition: Property inpsection ordered but per servicing comments results not provided
Other: Per tape data loan is active FC referred to .XX., FC start 11/xx/16 FC Referal 11/xx/16
Per comments dated: 9/xx/17 borrower stated he wants to keep the property
Per comments dated: 4/XX/17 borrower wanted to know why people were coming by his house for property inspections,, was adv when account is past due this happens
Per comments dated: 1/xx/17 No sale date entered as of yet
Per comments dated: 10/xx/16 Relief granted for CH 13, borrower in receipt of breech letter wants to know options, adv loan mod as he had one 3 years ago. RFD Been ill but no longer is.
																							Yes	Referred to Attorney	11/xx/2016	Not Applicable	Per tape data loan is active FC referred to .XX., FC start 11/xx/16 FC Referal 11/xx/16	Not Applicable	Not Applicable	Not Applicable	No	XXX	11/xx/2016	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Yes	Unavailable	Unavailable	First	Owner (or Former): Primary Home	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
37049091	XXX	XXX	XXX	XXX	1: Acceptable	2/xx/2018	11/XX/2015	Illness of Borrower/Family	Fair	Poor	Meets Expectations	Owner (or Former): Primary Home	No	Not Applicable	None	Not Applicable	Foreclosure	Collections, >= 120 Days	Borrower Contact: Last Borrower contact 11/xx/2017, borrower stated they had been ill, had surgery and were not able to catch up on payments.
Default: Per notes 11/XX/2017 RFD was illness of the borrower.
Litigation: No issues identified.
Title Issues: No issues identified.
Property Condition: Per notes 2/xx/2018 property inspection ordered, details not provided, no known damage documented.
Other: Payment due for 10/XX/2017. Notes reflect Borrower made aware of upcoming Balloon Maturity on 2/XX/2017. No workout or terms provided. Per tape data BPO as of 11/xx/2017 value XXX.
																							No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	First	Owner (or Former): Primary Home	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
21280818	XXX	XXX	XXX	XXX	1: Acceptable	1/xx/2019	1/xx/2017	Excessive Obligations	Fair	Fair	Meets Expectations	Owner (or Former): Primary Home	No	Not Applicable	None	Not Applicable	Payment Arrangement	Collections, 60-119 Days	•Borrower Contact: This loan was reviewed with data provided from 1/xx/17 through 1/xx/19. The last known contact with the borrower was on 1/xx/19 at that time the borrower made a payment but declined any further mortgage assistance to bring the loan current. The reason for delinquency was due to medical expenses.
•Default: Collections, 60 days past due. The reason for delinquency was due to medical expenses.
•Litigation: None known.
•Title Issues: None known.
•Property Condition: A Property Inspection was completed on 1/xx/19 and reported the home was occupied and in good condition. There was no mention of any damages or claims against the property.
																							No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	First	Owner (or Former): Primary Home	Not Applicable	Not Applicable															No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
82495263	XXX	XXX	XXX	XXX	1: Acceptable	9/xx/2018	9/XX/2016	Unemployment / Decreased Income	Fair	Fair	Meets Expectations	Owner (or Former): Primary Home	No	Not Applicable	None	Not Applicable	Payment Arrangement	Collections	• Borrower Contact: The last phone call with the borrower was 11.XX.2017. Borrower gave XXX consent for the repayment plan. Many attempts to contact borrower since last contact have been made.
• Default:  08.XX.18 Borrower was preapproved for a repayment plan.  .
• Litigation: None Known.
• Title Issues: None Known.
• Property Condition:  FEMA inspection completed 9.XX.2018, no impact found. No maintenance recommended.
• Other: Borrower sent a 30 day demand letter on 9.XX.2018
• Willingness to Pay: Borrower appears to have the willingness to pay.
• Ability to Pay: Borrower does not appear to have the ability to repay.
• Key Word Search – Key word search was reviewed and comments above provided.
																							No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	First	Owner (or Former): Primary Home	Not Applicable	Not Applicable															No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
NN44JNO1ACE	XXX	XXX	XXX	XXX	Missing
47123525	XXX	XXX	XXX	XXX	1: Acceptable	12/XX/2018	12/XX/2016	Unemployment / Decreased Income	Average	Average	Meets Expectations	Tenant to Owner/Former Owner	No	Not Applicable	None	Not Applicable	Payment Arrangement	Collections, 60-119 Days	•Borrower Contact: Spoke with unauthorized third party on 09/xx/2018. XXX stated would be making a payment on 09/xx/2018.
•Default: Collections, 60-119 Days.  Loan is due for 12/xx/2018.
•Litigation: None known
•Title Issues: None known
•Property Condition: There are no indications of any damage to the property noted on the account.
•Other: Loan has not been modified.
•Willingness to Pay: Borrower is working with servicer in an attempt to bring the account current.
•Ability to Pay: Unable to determine the ability to pay as the borrower's source of income is unknown.
																						•Key Word Search – Have reviewed the Key Words noted and have addressed all pertinent information which has already been addressed in the review fields and comments.	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	First	Tenant to Owner/Former Owner	Not Applicable	Not Applicable															No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
66775373	XXX	XXX	XXX	XXX	3: Curable	* Evidence of Property Damage (Lvl 3) "·9/xx/17 service notes reflect FEMA impacted from hurricane, 20 inches of water in home. Work to repair now 100% structurally completed. Service notes reflect Borrower contact and draw check approved to pay contractor in full IAO $19,182 and reference to prior funds paid IAO $117,554, That was part of total bid IAO $125,802.
·"	8/xx/2018	9/XX/2016	Disaster or Destruction of Property	Average	Fair	Meets Expectations	Owner (or Former): Primary Home	Yes	09/xx/2017	None	Not Applicable	Payment Arrangement	Collections, >= 120 Days	• Borrower Contact: Last Borrower contact 8/xx/2018. Service notes reflect Borrower contact and draw check approved to pay contractor in full IAO $19,182 and reference to prior funds paid IAO XXX That was part of total bid IAO XXX
• Default: Collections > 150. Service notes reflect trial plan complete.
• Litigation: No issues identified.
• Title Issues: No issues identified.
• Property Condition: Occupied. Servicing notes reflect property inspection completed on 8/xx/2018 and all structural repair work 100% complete. Data notes reflect BPO value XXX as of 4/xx/18.  NPV not reflected in notes.
• Other: 9/xx/17 service notes reflect FEMA impacted from hurricane, 20 inches of water in home. Work to repair now 100% structurally completed.
Data information reflects due for 2/XX/18 and no prior modification. · 8/XX/18 service note forbearance payment received.
																							No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	First	Owner (or Former): Primary Home	Not Applicable	Not Applicable															No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
49544361	XXX	XXX	XXX	XXX	1: Acceptable	9/xx/2018	6/xx/2017	Chronic Delinquent / Credit Abuser	Fair	Fair	Meets Expectations	Owner (or Former): Primary Home	No	Not Applicable	None	Not Applicable	Payment Arrangement	Collections, < 60 Days	• Borrower Contact: Last contact 7/xx/18, service notes reflect Borrower promise to pay, RFD excessive obligations. Service notes reflect a history of NSF payments.
• Default: Collections < 60
• Litigation: No known issues.
• Title Issues: No known issues.
• Property Condition: Property inspection reported 9/xx/18 with no reporting of damage.
• Other: None.
• Willingness to Pay: Fair. Service notes reflect Borrower as chronic delinquent.
• Ability to Pay: Fair, service notes reflect no income to debt review.
• Key Word Search – No additional issues discovered.
																							No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	First	Owner (or Former): Primary Home	Not Applicable	Not Applicable															No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
4531370	XXX	XXX	XXX	XXX	1: Acceptable	1/XX/2019	5/XX/2016	Unavailable	Average	Average	Meets Expectations	Owner (or Former): Primary Home	No	Not Applicable	Modification (Permanent)	Yes	Not Applicable	Performing	· Borrower Contact: Last known contact 11/XX/18. Outbound to borrower to advised Mod is completed and account is current. Advised borrower that balloon payment is non interest bearing, and will reduce maturity date. Rep advised will send amortization schedule by email. Transferred borrower to IVR to make payment to avoid fee.
· Default: Account is current and no longer in FC as of 10/xx/18. Loan has been modified with Non-Hamp modification.
· Litigation: None Known
· Title Issues: None Known
· Property Condition: 9/XX/18. Property is Occupied, not for sale and no maintenance needed. Condition not noted.
· Other: RFD noted 5/xx/18 as emergency medical issues.
																							No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	First	Owner (or Former): Primary Home	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
84358045	XXX	XXX	XXX	XXX	1: Acceptable	9/xx/2018	9/XX/2016	Excessive Obligations	Poor	Poor	Meets Expectations	Owner (or Former): Primary Home	No	Not Applicable	None	Not Applicable	Payment Arrangement	Collections, 60-119 Days	• Borrower Contact: Spoke with borrower on 12.XX.2017. Borrower called in to inquire what month she is paying for. The call was disconncected by the borrower.
•                 Other: 9.XX.2018: 30 day demand sent.
• Litigation: None known.
• Title Issues: None Known.
• Property Condition:  Property Inspection received on 9.XX.2018.  Maintenance is not crecommended.
• Other:  9.XX.2018 taxes were reported as paid current.
• Willingness to Pay: Borrower does appear to have a willingness to repay.
• Ability to Pay:   Borrower does appear to have the ability to repay
• Key Word Search – Key word search was reviewed and comments above provided.
																							No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	First	Owner (or Former): Primary Home	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
34545005	XXX	XXX	XXX	XXX	1: Acceptable	11/XX/2018	10/XX/2016	Unavailable	Poor	Poor	Meets Expectations	Owner (or Former): Primary Home	No	Not Applicable	None	Not Applicable	Modification	Bankruptcy	Per the service comments the loan is in active chapter 13 bankruptcy on 04/xx/2013 and the plan was confirmed on 07/xx/2013. The case number is XXX. Per the comments the borrower was approved for HAMP Trial mod plan. The proof of claim was filed on 07/xx/2014 in the amount of $6,634.11.

• Borrower Contact: Per the Servicing Comments the servicer attempted to contact the borrower via: manual calls, dialer, and written communication.  The last contact with the borrower is unknown.  This loan was reviewed with data provided from 10/xx/2016 up to 10/xx/2018. The loan is in active bankruptcy.  Throughout the review period there has been consistent borrower communication.
• Default:  Per the servicing comments as of 10/xx/2018 the loan is currently in foreclosure and reason for default is unknown.
• Litigation: Per the servicing comments as of 10/xx/2018 the loan wasn’t in any type of litigation.
• Title Issues:  Per the servicing comments as of 10/xx/2018 there were no known title issues mentioned.
• Property Condition: Per the servicing comments there were periodic property inspections ordered and completed, however, there are no specific comments indicating the property condition except for the property is in good condition, no violations and no maintenance recommendations.
• Willingness to Pay – Per the servicing comments the borrowers don’t appear to have the willingness to pay nor the desire to keep the property.
• Ability to Pay – Per the servicing comments the borrower’s income information isn’t stated, but it appears that the borrowers don’t have the desire to keep the property.
• Key Word Search – has been reviewed and all issues have been addressed in the comments above.
																							No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	First	Owner (or Former): Primary Home	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Yes	Plan Confirmed (Ch. 11, 13)	XXX	04/xx/2013	Chapter 13	XXX	Not Applicable	Not Applicable	Not Applicable	Per the servicing comments the loan is in active chapter 13 bankruptcy.
45677609	XXX	XXX	XXX	XXX	1: Acceptable	4/xx/2019	8/XX/2017	Illness of Borrower/Family	Fair	Average	Meets Expectations	Owner (or Former): Primary Home	No	Not Applicable	None	Not Applicable	Payment Arrangement	Collections, 60-119 Days	•Borrower Contact: Last date of contact was 04/xx/2019. Borrower called in to discuss the borrower’s financial situation and explored options to avoid foreclosure. Caller stated the reason for the default was illness of the primary borrower, Borrower had a stroke. Servicing provided the caller with the contact numbers to reach a HUD certified counseling agency. Caller provided payment details.
•Default:  Loan is in default 60-119 days past due.
•Litigation: No known litigation.
•Title Issues: No known title issues.
•Property Condition: Property inspection was completed 03/xx/2019. Inspection results were not provided for the property.  No damage was reported. Property was in federally declared disaster area for California wildfires 10/2017. No damage was reported.
•Other: Loan was not modified.
•Willingness to Pay: Borrower’s willingness to pay is fair. Loan has been delinquent for more than half of the 24 months reviewed.
•Ability to Pay: Borrower’s ability to pay is unknown. Borrower gave the reason for default is Illness of primary borrower. No further information on the borrower’s income or financial status was provided.
																							No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	First	Owner (or Former): Primary Home	Not Applicable	Not Applicable															No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
79935496	XXX	XXX	XXX	XXX	1: Acceptable	4/XX/2018	4/xx/2016	Excessive Obligations	Fair	Fair	Meets Expectations	Owner (or Former): Primary Home	No	Not Applicable	Modification (Permanent)	Yes	Payment Arrangement	Collections	• Borrower Contact: Per comments noted on 2/xx/18 borrower advised she is trying to get caught up on her own. She had some medical issues and fell behind, she set up 3 payments. Borrower declined assistance program options, not needed at this time, advised of company website.
• Default:  The borrower is in collections and made payment arrangements.
• Litigation: None known.
• Title Issues: None known.
• Property Condition: Property is occupied, condition of the property unknown.
• Other: Reason for the default is excessive obligations due to medical issues noted on 2/xx/18.
																							No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	First	Owner (or Former): Primary Home	Not Applicable	Not Applicable															No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
89755439	XXX	XXX	XXX	XXX	1: Acceptable	2/xx/2018	2/XX/2016	Disaster or Destruction of Property	Average	Average	Meets Expectations	Owner (or Former): Primary Home	No	Not Applicable	Modification (Permanent)	Yes	Payment Arrangement	Collections	• Borrower Contact: The last contact with borrower was 2/xx/18. Initial Borrower passed 04/2016, property awarded to current borrowers. .

• Default: Per the servicing comments as of 02/xx/18 the loan was due for 11/xx/17 payment, the reason for default                       was initial death of borrower, but most recent reason for default is due to disaster.

• Litigation: Per the servicing comments as of 02/xx/18 the loan wasn't in any type of litigation.

• Title Issues: Per the servicing comments there are no know title issues as of 02/xx/18.

• Property Condition: Per servicing comments there were periodic property inspections ordered and completed,                             however, there are no comments indicating the property condition. Property was in the Disaster zone, but the                                comments don't indicate if the property was effected.

• Other: Modification was completed within the last 24 months notes indicate loan isn't eligible, but service                                      comments also stated approved first payment isn't due until 04/xx/218. A quit claim deed was filed 03/2016.
																							No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	First	Owner (or Former): Primary Home	Not Applicable	Not Applicable															No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
87844347	XXX	XXX	XXX	XXX	1: Acceptable	4/xx/2018	4/XX/2016	Unavailable	Fair	Fair	Meets Expectations	Owner (or Former): Primary Home	No	Not Applicable	Modification (Permanent)	Yes	Modification	Collections	• Borrower Contact: Per comments noted on 4/XX/18 borrower called in gave conditions needed for underwriter to review for mod.
• Default:  Collections
• Litigation: None known
• Title Issues: None Known
• Property Condition: property is occupied, condition of property unknown,
• Other: Reason for default is unknown.
																							No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	First	Owner (or Former): Primary Home	Not Applicable	Not Applicable															No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
41207498	XXX	XXX	XXX	XXX	2: Acceptable with Warnings	* Evidence of Deceased Borrower(s) (Lvl 2) "Death of co-borrower, XXX, deceased on 08/xx/2017. Servicer has received a copy of the death certificate from borrower."	9/xx/2018	9/XX/2016	Death of Borrower	Poor	Poor	Meets Expectations	Owner (or Former): Primary Home	No	Not Applicable	Modification (Permanent)	No	Modification	Collections, >= 120 Days	•Borrower Contact: Outbound call to borrower made on 09/xx/2018 to inquire about payment due. Borrower advised will be paying outstanding balance along with next month's payment.
•Default: Collections, >= 120 Days
•Litigation: None known
•Title Issues: None known
•Property Condition: There are no comments about any damage to the property noted on the account.
•Other: Loan was modified in 02/2015.  Final documents are being reviewed for a new modification.

Foreclosure - F/C proceedings have stopped as loan is being modified.

																						•Key Word Search – Have reviewed the Key Words noted and have addressed all pertinent information which has already been addressed in the review fields and comments.	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	First	Owner (or Former): Primary Home	Not Applicable	Not Applicable															No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
46616973	XXX	XXX	XXX	XXX	2: Acceptable with Warnings	* No Borrower Contact Evident (Lvl 2)	12/XX/2018	12/XX/2016	Chronic Delinquent / Credit Abuser	Poor	Poor	Meets Expectations	Owner (or Former): Primary Home	No	Not Applicable	None	Not Applicable	Payment Arrangement	Collections, 60-119 Days	• Borrower Contact: Last contact unknown, service notes reflect no direct Borrower contact. Borrower reflects as chronic delinquent since notes inception.
• Default: Collections 90 Day account. No RFD provided.
• Litigation: None known.
• Title Issues:  None known.
• Property Condition: Servicing notes reflect property inspection on 11/xx/18 and no reporting of damage. No BPO reporting.
• Other: Data information reflects no prior mod.
• Willingness to Pay: Poor, Borrower reflects as chronic delinquent since notes inception.
• Ability to Pay: Poor, service notes reflect no income information provided and no detail of debt ratio.
• Key Word Search: Key Word Search revealed no additional issues.
																							No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	First	Owner (or Former): Primary Home	Not Applicable	Not Applicable															No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
6437930	XXX	XXX	XXX	XXX	1: Acceptable	8/xx/2018	7/xx/2016	Unemployment / Decreased Income	Good	Good	Meets Expectations	Owner (or Former): Primary Home	No	Not Applicable	Forbearance Plan	No	Modification	Collections, >= 120 Days	• Borrower Contact: Last known contact 7/xx/32018 RPP plan sent to borrower.
• Default:  Due 5/XX/2018.
• Litigation: None known.
• Title Issues: None known.
• Property Condition: There was a Property Valuation report (8/xx/2018) mentioned in the file. There are Property Preservation reports (from 1/xx/17 through 6/xx/18) mentioned in the loan file. Additionally, there was no mention of any damages to the property.
• Other: Borrower attempted modification 1/17, modification denied payment reduction not met and missing documents. RPP payments made, New RPP set with borrower and RPP letter mailed to borrower 7/xx/2018.
																							No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	First	Owner (or Former): Primary Home	Not Applicable	Not Applicable															No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
41651290	XXX	XXX	XXX	XXX	1: Acceptable	2/xx/2018	3/xx/2016	Illness of Borrower/Family	Average	Fair	Meets Expectations	Owner (or Former): Primary Home	No	Not Applicable	None	Not Applicable	Modification	Collections	• Borrower Contact: The last known contact with the borrower was on 2/xx/2018, borrower discussed modification application status, agent advised proof of income needed.
• Default:  Per servicing notes 9/xx/2016 RFD was illness, borrower had surgery had to take time off from work.
• Litigation: None known.
• Title Issues: None known.
• Property Condition: Servicing notes 1/xx/2018 reflect property inspection results received, details were not provided in comments, no known damage documented.
																						• Other: N/A.	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	First	Owner (or Former): Primary Home	Not Applicable	Not Applicable															No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
29608258	XXX	XXX	XXX	XXX	1: Acceptable	7/xx/2018	7/xx/2016	Disaster or Destruction of Property	Fair	Fair	Meets Expectations	Owner (or Former): Primary Home	No	Not Applicable	Modification (Permanent)	Yes	Modification	Collections, >= 120 Days	Per the servicing comments the property was in a designated disaster area and a disaster forbearance was offered. Borrower is not in loss mitigation working on a modification to bring the account current.

• Borrower Contact: Servicer attempted to contact borrower via: manual calls, dialer and written communication. The last contact with the borrower was 05/xx/2018.  This loan was reviewed with data provided from 07/xx/2016 up to 07/xx/2018. The loan was past due to the natural disaster area . Throughout the review period there has been consistent communication. The borrower is working with loss mitigation to complete modification.

• Default: Per the servicing comments as of 07/xx/18 the reason for default is stated by the borrower due to natural disaster, however the disaster reports came back and stated that the property has no damage due to the storm.  It appears that maybe the borrowers place of employment could have been effected or borrower had to use funds to evacuate. Borrower is utilizing benefits offered during this time.

• Litigation: Per the servicing comments as of 07/xx/18 the loan wasn't in any type of litigation.

• Title Issues: Per the servicing comments there are no know title issues as of 07/xx/18.

• Property Condition: Per servicing comments there were periodic property inspections ordered and completed, however, there are no comments indicating the property condition. The disaster report advised no damage due to hurricane.

• Willingness to Pay: Per servicing comments the borrower has the willingness to pay and the desire to keep the property.

• Ability to Pay: Per servicing comments the borrowers income information isn't stated.

• Key Word Search has been reviewed all issues have been addressed in the comments.
Cease and desist- there is a cease and desist on the account, but borrower is communicating with servicer to bring the account current.

																							No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	First	Owner (or Former): Primary Home	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
27869956	XXX	XXX	XXX	XXX	1: Acceptable				4/xx/2018	4/XX/2016	Unemployment / Decreased Income	Fair	Fair	Meets Expectations	Owner (or Former): Primary Home	No	Not Applicable	Modification (Permanent)	Yes	Payment Arrangement	Collections, 60-119 Days		No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	First	Owner (or Former): Primary Home	Not Applicable	Not Applicable															No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
43960105	XXX	XXX	XXX	XXX	1: Acceptable	9/xx/2018	9/XX/2016	Chronic Delinquent / Credit Abuser	Poor	Poor	Meets Expectations	Occupied by Unknown Party	No	Not Applicable	None	Not Applicable	Foreclosure	Foreclosure	• Borrower Contact: Last contact 3/xx/18, service notes reflect Borrower contact and payment made. Notes reflect file as chronic delinquent since inception.
• Default: Foreclosure, RF to FC 7/xx/18 with no progression in service notes. 1/xx/18 service notes reflect an REI IAO XXX and a prior FC stop.
• Litigation: No known issues.
• Title Issues: No known issues.
• Property Condition: Property inspection 8/xx/18 reporting in service notes and no reporting of damage. Service notes 9/xx/18 reflects NPV IAO XXX
• Willingness to Pay: Poor. Service notes reflect chronic delinquent.
• Ability to Pay: Poor, service notes reflect no income to debt review information.
• Key Word Search – No additional known issues found in Key Word search.
																							Yes	Referred to Attorney	07/xx/2018	Not Applicable	RF to FC 7/xx/18 with no progression in service notes. 1/xx/18 service notes reflect an REI IAO $2,289 and a prior FC stop.	Not Applicable	Not Applicable	Not Applicable	No	Unavailable	07/xx/2018	Petition Filed	Unavailable	Unavailable	Unavailable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	No	Unavailable	Unavailable	First	Occupied by Unknown Party	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
46666747	XXX	XXX	XXX	XXX	2: Acceptable with Warnings	* No Borrower Contact Evident (Lvl 2) "There are no servicing comments that state contact with borrower was made. There has been no communication for past 24 months."	1/XX/2019	5/XX/2016	Unavailable	Average	Average	Meets Expectations	Owner (or Former): Primary Home	No	Not Applicable	Modification (Permanent)	No	Payment Arrangement	Collections, 60-119 Days	•Borrower Contact: There has been no contact with borrower for past 24 months.
•Default: Collections, 60-119 Days
•Litigation: None known
•Title Issues: None known
•Property Condition: Occupancy  type: Occupied.  Current Occupancy Status: Occupied.  Exterior property condition: Good.  Violations identified during inspections: No.  For sale sign: No.  Inspection Date: 04/xx/2018
																						•Other: Loan was last modified on 12/xx/2008. Reason for default is unkown due to no contact with borrower.	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	First	Owner (or Former): Primary Home	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
77335158	XXX	XXX	XXX	XXX	1: Acceptable	2/xx/2018	2/XX/2016	Unemployment / Decreased Income	Poor	Poor	Meets Expectations	Owner (or Former): Primary Home	No	Not Applicable	Modification (Temporary)	No	Foreclosure	Foreclosure	•Borrower Contact: The last known contact with the borrower was on 7/xx/2017.
•Default: Foreclosure.
•Litigation: None known.
•Title Issues: None known.
•Property Condition: Servicing comments do not reflect any notes on property conditions.
•Other: As of 7/xx/2017 RFD: Loss of Job/Curtailment of Income. As of 6/xx/2017 FCL Referral uploaded. As of 11/xx/2017 Complete Trial Period. As of 11/xx/2017 Official Final Docs sent to borrower. Tape provides the following FCL Dates: FCL Referral 6/xx/2017, FCL Projected Sale Date 7/xx/2017. Loan modified 4/XX/2008.
Yes	Referred to Attorney	06/xx/2017	Not Applicable	As of 6/xx/2017 FCL Referral uploaded. As of 11/xx/2017 Complete Trial Period. As of 11/xx/2017 Official Final Docs sent to borrower. Tape provides the following FCL Dates: FCL Referral 6/xx/2017, FCL Projected Sale Date 7/xx/2017. Loan modified 4/XX/2008.
																												Not Applicable	Not Applicable	Not Applicable	No	Unavailable	06/xx/2017	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	No	Unavailable	Unavailable	First	Owner (or Former): Primary Home	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
51969138	XXX	XXX	XXX	XXX	1: Acceptable	2/xx/2018	2/XX/2016	Excessive Obligations	Poor	Poor	Meets Expectations	Owner (or Former): Primary Home	No	Not Applicable	Modification (Permanent)	No	Foreclosure	Foreclosure	Borrower Contact: 02/xx/2018 Borrower called in working on getting mod docs in wanted to see if can get more time. Advised the case has been opened since 1/xx/2018 it may close but can open another. Also advised will need a copy of property taxes sent to her, transferred to escrow dept.

Default: Foreclosure
Litigation: None Known.
Title Issues: None Known.
Property Condition: The property is occupied, and property condition is unknown.
Other: Borrower in foreclosure, seeking a modification, in the process of gathering the necessary documents needed for review. The provided servicer comments did not contain complete details of the foreclosure processes or steps. Legal and Sale dates entered were provided from the tape data.
Per Comments dated 02/xx/2018 Borrower called in working on getting mod docs in wanted to see if can get more time. Advised the case has been opened since 1/xx/2018 it may close but can open another. Also advised will need a copy of property taxes sent to her, transferred to escrow dept.
Per Comments dated 02/xx/2018 Reason for default: excessive obligations. Medical Expenses.
																							Yes	Complaint Filed	10/xx/2017	Not Applicable	The provided servicer comments did not contain complete details of the foreclosure processes or steps. Legal and Sale dates entered were provided from the tape data.	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	11/xx/2017	Judgment Entered	Unavailable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	11/xx/2017	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	No	Unavailable	Unavailable	First	Owner (or Former): Primary Home	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
31388427	XXX	XXX	XXX	XXX	1: Acceptable	9/XX/2018	6/xx/2016	Unemployment / Decreased Income	Average	Average	Meets Expectations	Owner (or Former): Primary Home	No	Not Applicable	None	Not Applicable	Payment Arrangement	Collections, 60-119 Days	Per the servicing comments the loan is in collections no current workout in process.

• Borrower Contact: Servicer attempted to contact borrower via: manual calls, dialer, skip tracing  and written communication. The last contact with the borrower was 07/xx/2018.  This loan was reviewed with data provided from 06/xx/2016 up to 09/xx/2018.  Throughout the review period there has been consistent communication, the borrower didn't want to set up any arrangements. The process to place the property on the market had begun, borrower didn't qualify for any liquidations options besides an outright sale. Borrower is in loss mitigation to see what workouts are available.

• Default: Per the servicing comments as of 09/xx/18 the reason for default is due to reduction of income.

• Litigation: Per the servicing comments as of 09/xx/18 the loan wasn't in any type of litigation.

• Title Issues: Per the servicing comments there are no know title issues as of 09/xx/18.

• Property Condition: Per servicing comments there were periodic property inspections ordered and completed, however, there are no comments indicating the property condition.

• Willingness to Pay: Per servicing comments the borrower has the willingness to pay and the desire to keep the property.

• Ability to Pay: Per servicing comments the borrowers income information isn't stated.

• Key Word Search has been reviewed all issues have been addressed in the comments.
																							No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	First	Owner (or Former): Primary Home	Not Applicable	Not Applicable															No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
5045546	XXX	XXX	XXX	XXX	1: Acceptable	10/xx/2017	10/xx/2014	Unemployment / Decreased Income	Poor	Poor	Meets Expectations	Owner (or Former): Primary Home	No	Not Applicable	Modification (Permanent)	No	Foreclosure	Foreclosure	Borrower Contact: Per servicing notes 9/xx/17.
Default: Per servicing notes 9/xx/17 RFD unemployment.
Litigation: No issues identified per servicing notes.
Title Issues: No issues identified per servicing notes.
Property Condition: Per servicing notes multiple property inspections ordered, results not available, no indication of damage documented in notes.
Other: Review FC data from tape data as servicing notes do not detail.	Yes	Referred to Attorney	07/xx/2013	Not Applicable	Borrower Contact: Per servicing notes 9/xx/17.
Default: Per servicing notes 9/xx/17 RFD unemployment.
Litigation: No issues identified per servicing notes.
Title Issues: No issues identified per servicing notes.
Property Condition: Per servicing notes multiple property inspections ordered, results not available, no indication of damage documented in notes.
																											Other: Review FC data from tape data as servicing notes do not detail.	Not Applicable	Not Applicable	Not Applicable	No	Unavailable	07/xx/2013	Unavailable	Unavailable	Unavailable	Unavailable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	No	Unavailable	Unavailable	First	Owner (or Former): Primary Home	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
3692682	XXX	XXX	XXX	XXX	1: Acceptable	9/xx/2018	9/XX/2016	Illness of Borrower/Family	Fair	Poor	Meets Expectations	Owner (or Former): Primary Home	No	Not Applicable	Modification (Permanent)	No	Forbearance	Payment Plan	• Borrower Contact: The last known borrower contact was on 9/xx/2018, agent informed borrower next payment was due and customer hung up.
• Default:  RFD was documented as illness of borrower on 8/xx/2018.
• Litigation: None known.
• Title Issues: None known.
• Property Condition: Comments reflect multiple inspections ordered details were not provided, most recent was on 08/xx/2018, exterior condition noted as good and no maintenance recommended.  No known damage documented.
• Other: 8/xx/2018 True FB Plan DP+5 Amount: XXX DP Due By: 9/XX/2018 Beginning Date: 10/XX/2018-2/XX/2019 FB Payment Amount: XXX DP check funds received 9/XX/2018 IAO XXX and chargeback NSF on 9/XX/2018, borrower completed stage 1 of financial counseling and on 9/xx/2018 DP funds were received IAO XXX unknown if funds cleared.
• 7/xx/2018 borrower had a prior Chapter 13 BK discharged 2/XX/2014.
• Willingness to Pay: Borrower had been in communication with the servicer.
• Ability to Pay:  8/xx/2018 borrower stated they could afford the payment.
• Key Words: Key words have been reviewed and addressed in the comments above.
																							No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	First	Owner (or Former): Primary Home	Not Applicable	Not Applicable															No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
1370723	XXX	XXX	XXX	XXX	1: Acceptable	4/xx/2018	4/xx/2016	Chronic Delinquent / Credit Abuser	Fair	Poor	Meets Expectations	Owner (or Former): Primary Home	No	Not Applicable	None	Not Applicable	Payment Arrangement	Collections, 60-119 Days	• Borrower Contact: Last Borrower contact 10/xx/2017, Borrower promise to pay.
• Default: Collections <90
• Litigation: No issues identified.
• Title Issues: No issues identified.
• Property Condition: Occupied. Service notes do not reflect a property inspection or reference of any property damage. No BPO value reflected.
• Other: None.
Data information reflects due for 1/XX/2018 with no prior modification reporting. 2/XX/2017 service notes reflect health issues and the Borrower is health care provider for parents. Review of 24 month service notes reflect Borrower as chronic delinquent.
																							No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	First	Owner (or Former): Primary Home	Not Applicable	Not Applicable															No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
84463281	XXX	XXX	XXX	XXX	1: Acceptable	10/xx/2017	11/XX/2015	Unemployment / Decreased Income	Fair	Fair	Meets Expectations	Owner (or Former): Primary Home	No	Not Applicable	Modification (Temporary)	Yes	Forbearance	Bankruptcy	Borrower Contact: 6/xx/17
Default: BK CH 13
Litigation: NO
Title Issues: N/A
Property Condition: Property inspection ordered but results not provided in comments
Other: Per tape data file is active CH 13 bk position Motion for Relief, BK file date 1/XX/14, BK PP due date 1/XX/14
Per comments dated 9/XX/17 trial plan was completed while the account was in BK status
Per comments dated 6/xx/16 RFD curtailment of income
																							No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	First	Owner (or Former): Primary Home	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Yes	Lift Stay - Filed	Unavailable	01/xx/2014	Chapter 13	Unavailable	Unavailable	Not Applicable	Not Applicable	Per tape data file is active CH 13 bk position Motion for Relief, BK file date 1/XX/14, BK PP due date 1/XX/14. Per the comments within the previous 24 months, no BK case number provided
6967644	XXX	XXX	XXX	XXX	2: Acceptable with Warnings	* Notice of Servicing Transfer missing or unexecuted (Lvl 2)
* Good Faith Estimate missing or unexecuted (Lvl 2)
* Loan program disclosure missing or unexecuted (Lvl 2)
* Transmittal (1008) is Missing (Lvl 2)
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)
* Missing credit report (Lvl 2)
* Settlement date is different from note date (Lvl 2)
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)	* ComplianceEase State Regulations Test Incomplete (Lvl 1) * ComplianceEase Exceptions Test Incomplete (Lvl 1) * ComplianceEase RESPA Test Incomplete (Lvl 1)	9/XX/2017	10/XX/2015	Unavailable	Good	Good	Meets Expectations	Owner (or Former): Primary Home	No	None	Not Applicable	Forbearance	Collections, < 60 Days	The current loan status is Collections
Borrower Contact: Last Borrower contact 7/xx/2017
Default: In collections
Litigation: No issues identified
Title Issues: No issues identified
Property Condition: Occupied
Other: Signed modification received by Lender on 2/XX/17
																							No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	First	Owner (or Former): Primary Home	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
34881041	XXX	XXX	XXX	XXX	2: Acceptable with Warnings	* Evidence of Deceased Borrower(s) (Lvl 2) "·No death certificate has been provided, but it is mentioned that borrower passed June 2017. Servicer noted date of death on 06/xx/2017."
* No Borrower Contact Evident (Lvl 2) "No additional comments required."	4/xx/2018	4/xx/2016	Unemployment / Decreased Income	Fair	Fair	Meets Expectations	Owner (or Former): Primary Home	No	Not Applicable	Modification (Permanent)	Yes	Liquidation	Collections, >= 120 Days	• Borrower Contact: The last contact with borrower is unknown all communications were with authorized third parties. Servicer attempted to contact borrower via: manual calls, dialer and written communication.

• Default: Per the servicing comments as of 04/xx/18 the loan was due for 10/xx/17 payment, the reason for default                    is unknown. The vesting is stated to be in the estate of co-borrower and borrower one and comments indicate                    borrower has since passed June 2017.

• Litigation: Per the servicing comments as of 04/xx/18 the loan wasn't in any type of litigation.

• Title Issues: Per the servicing comments there are no know title issues as of 04/xx/18.Title search was                    completed.

• Property Condition: Per the servicing comments there were no indications of any property damage or issues.

• Other: Per the servicing comments there wasn't any borrower communications.  Authorized third party stated the                    property is in probate, no information has be provided as an update.
																							No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	First	Owner (or Former): Primary Home	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
13796190	XXX	XXX	XXX	XXX	1: Acceptable	8/xx/2018	7/xx/2017	Unemployment / Decreased Income	Average	Average	Meets Expectations	Owner (or Former): Primary Home	No	Not Applicable	None	Not Applicable	Payment Arrangement	Collections	• Borrower Contact: Per the servicing comments the loan was reinstated in 2016 and is currently due for 05/xx/18. Some skip work was completed, but communication has been established with the borrower.
• Default:  Loan is in collections, minimal contact or current information in comments.
• Litigation: None known.
• Title Issues: None known.
• Property Condition:  No property conditions have been note.  An inspection was ordered and completed 6/xx/18, but no information provided in comments.
• Other:  Per the servicing comments the loan was reinstated 07/xx/2016 and the loan is currently due for 05/xx/2018.
•Willingness to Pay: Borrower has the willingness to pay, the loan was reinstated.
•Ability to Pay: Even though the reason for default was stated curtailment of income, borrower wasn't receiving checks, the account is performing.

																							No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	First	Owner (or Former): Primary Home	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
81608439	XXX	XXX	XXX	XXX	1: Acceptable	1/XX/2019	5/XX/2016	Chronic Delinquent / Credit Abuser	Poor	Poor	Meets Expectations	Owner (or Former): Primary Home	No	Not Applicable	Modification (Permanent)	No	Payment Arrangement	Bankruptcy-Current	Borrower Contact: Last Borrower contact 11/xx/18 Borrower contact and payment made.
• Default: Bankruptcy filed 10/XX/2014, PPD 11/XX/18.
• Litigation: No issues identified.
• Title Issues: No issues identified.
• Property Condition: Occupied. Servicing notes reflect last property inspection 9/xx/2018, no damage reporting. Prior review, Data information reflects HDI value of XXX on 3/XX/2018. 9/xx/2016 service notes reflect NPV of XXX
• Other: None.
Data information reflects prior modification as of 12/XX/2015.
.. Willingness to pay: Poor, Borrower reflects chronic delinquent.
• Ability to Pay: Poor, service notes reflect no income information provided and no recent detail of debt ratio.
• Key Word Search: Key Word Search revealed no additional issues.
																							No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	First	Owner (or Former): Primary Home	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Yes	Plan Confirmed (Ch. 11, 13)	XXX	10/xx/2014	Chapter 13	Unavailable	Unavailable	Not Applicable	Not Applicable	Bankruptcy filed 10/XX/2014, PPD 11/XX/18.
33679242	XXX	XXX	XXX	XXX	1: Acceptable	10/xx/2017	10/XX/2014	Unemployment / Decreased Income	Poor	Poor	Meets Expectations	Owner (or Former): Primary Home	No	Not Applicable	Modification (Temporary)	Yes	Modification	Foreclosure	Borrower Contact: 10/xx/17
Default: Foreclosure
Litigation: NA
Title Issues: NA
Property Condition: NA
Other: Paid through date is 12/XX/16, next payment is due 1/XX/17, multiple inspections completed throughout the review period, RFD: sick and not working; Occupancy: Owner occupied
Other: 10/xx/17 Customer called in, rep advised in FCL and borrower stated she would send the RMA
Other: 10/XX/17 Deed in Lieu Complete Application Acknowledgement letter was cancelled
Other: 10/XX/17 Borrower called in to discuss escrows and educate. She is waiting on the RMA package to pursue the loan mod. Rep educated the borrower on the escrow changes.
Other: 10/XX/17 Borrower stated she wanted to keep property.
Other: 9/xx/17 Loan evaluated for Loan Mod, but failed at decision at decision
Other: 8/XX/17 Borrower was sent a fraud packet 6/xx/17- no info received
Other: 5/XX/17 Approved to Refer; Referred to FCL on 5/XX/17 to XXX.
Other: 3/XX/17 FC Alternative generated
Other: 1/xx/17 Borrower talked to borrower and advised payments were already mailed for 2 months ago in the amount of XXX
Other: 12/XX/16 Borrower called in and will be making the payment 12/XX/16
Other: 11/XX/16 Borrower requested payment history because she called in and to know if all her payments were applied to her acct. She stated UPB should be less.
Other: 11/XX/16 Close Foreclosure Reason: Reinstatement. The account is current due to the RIQ being processed on 10/xx/16. The next due date is 11/XX/16.
Other: 10/xx/16 Authorized 3rd Party wanted to know what to do once RIQ amount is being transferred.
Other: 8/xx/16 Borrower called in and with questions about her loan. She stated the VA has offered to bring the account current. The 3rd Party agency is helping the borrower reinstate her loan.
Other: 8/xx/16 Borrower knows property is in FCL. Rep advised payments are not taken on FCL. Borrower refused to download loss mit application, advised the reinstatement quote
Yes	Referred to Attorney	05/xx/2017	Not Applicable	Other: 5/XX/17 Approved to Refer; Referred to FCL on 5/XX/17 to XXX.
Other: 3/XX/17 FC Alternative generated
Other: 11/XX/16 Close Foreclosure Reason: Reinstatement. The account is current due to the RIQ being processed on 10/xx/16. The next due date is 11/XX/16.

																												Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	05/xx/2017	Petition Filed	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	No	XXX XXX	Unavailable	First	Owner (or Former): Primary Home	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
85907961	XXX	XXX	XXX	XXX	2: Acceptable with Warnings	* Evidence of Deceased Borrower(s) (Lvl 2) "B2 reported death of principle borrower on 9/xx/2018. No commentary reflecting request for death certificate or receipt of same. B2 continues making payments to bring loan current."
* Title Review shows unidentified junior lien (Lvl 2) "Tape data reflects second lien in the amount of $28000. Originator XXX."	8/xx/2108	5/xx/2017	Illness of Borrower/Family	Excellent	Excellent	Meets Expectations	Tenant	No	Not Applicable	Modification (Permanent)	Yes	Payment Arrangement	Collections, < 60 Days	• Borrower Contact: Last known contact 10/XX/18 B2 called in to make 8/XX/18 payment and discuss billing statement.
• Default:  Borrower is 60 days delinquent. Illness/Death of principle borrower reported 9/xx/2018.  No commentary relating to request for death certificate or receipt of same.
• Litigation: None known.
• Title Issues: None known.
• Property Condition: There was a Property Valuation report (10/XX/2018) mentioned in the file. There were multiple Property Preservation reports (from 9/xx/217 through 9/XX/2018) mentioned in the loan file. Additionally, there was no mention of any damages to the property.
• Other: B2 making payments to bring loan current, last payment 10/XX/18 for 8/18. Demand letter sent 9/xx/2018.
																							No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	First	Tenant	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
72711333	XXX	XXX	XXX	XXX	1: Acceptable	8/xx/2018	9/xx/2016	Unavailable	Fair	Fair	Meets Expectations	Occupied by Unknown Party	No	Not Applicable	None	Not Applicable	Modification	Bankruptcy	· Borrower Contact:Last known contact 07/xx/2018 when calling in to make payment.
· Default: Per the notes, the customer is currently in Bankruptcy. Noted that file as been on foreclosure hold since 2013.  Notes reflect the customer file for Chap 11 protection in XXX however the property is located in California.
· Litigation: None Known
· Title Issues: None Known
· Property Condition: Due to aging of file, a property inspections is required to make contact/verify that the client is still maintaining property. No notes on file that show this has been done as well as no reports of issues or damages.
· Other: RFD: Unknown
																							No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	First	Occupied by Unknown Party	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Yes	Plan Confirmed (Ch. 11, 13)	XXX	Unavailable	Chapter 11	Unavailable	Unavailable	Not Applicable	Not Applicable	BK was original filed in 2013.
86352492	XXX	XXX	XXX	XXX	2: Acceptable with Warnings	* No Borrower Contact Evident (Lvl 2)	7/xx/2018	7/xx/2016	Excessive Obligations	Average	Average	Meets Expectations	Owner (or Former): Primary Home	No	Not Applicable	Modification (Permanent)	Yes	Not Applicable	Performing	• Borrower Contact: The last borrower contact was not documented in the comments provided. Third party contact was last documented on 4/xx/2018 to discuss making a payment.
• Default:  RFD was not documented during the review period.
• Litigation: None known.
• Title Issues: None known.
• Property Condition: Comments do not address condition.  No known damage noted.
• Other: N/A.
• Willingness to Pay: Borrower has not been in communication with the servicer.
• Ability to Pay: Comments do not reflect any issues with affordability.
																							No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	First	Owner (or Former): Primary Home	Not Applicable	Not Applicable															No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
95925577	XXX	XXX	XXX	XXX	1: Acceptable	2/xx/2018	6/xx/2016	Unemployment / Decreased Income	Fair	Fair	Meets Expectations	Owner (or Former): Primary Home	No	Not Applicable	None	Not Applicable	Modification	Collections, >= 120 Days	•Borrower Contact: Borrower called in on 01/xx/2018 to set up payments and to inquire about modification. Questions were answered and payments set up accordingly.
•Default: Loan is in Foreclosure.
•Litigation: None known.
•Title Issues: None known.
•Property Condition: Property inspections completed with no indications of any damage to the property.
•Other: Loan modification process started.
																							No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	First	Owner (or Former): Primary Home	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
97652898	XXX	XXX	XXX	XXX	1: Acceptable	3/XX/2019	3/XX/2017	Excessive Obligations	Average	Fair	Meets Expectations	Owner (or Former): Primary Home	No	Not Applicable	Modification (Permanent)	No	Payment Arrangement	Collections, 60-119 Days	• Borrower Contact: The last noted contact with the Borrower was on 2/xx/2018. At this time, the Borrower indicated she was unaware of the delinquency status and stated she was not receiving monthly statements. The Agent advised account was due for 12/XX/2018 and provided the total amount due to reinstate and the Borrower made a payment for the quoted reinstatement amount.
• Default:The comments reflect the account is 60+ days delinquent as of 2/xx/2019;however, a payment received on 2/xx/2019,  in the amount quoted to reinstate,  would bring the account current and due for 3/XX/2019.  The account is flagged for a borrower discharged in a Bankruptcy, but the commentary does not provide any case information.
• Litigation:  There are no litigation matters identified in the commentary.
• Title Issues: There are no title issues identified in the commentary.
• Property Condition: There is no evidence of property damage.  The property is owner occupied.  The most recent exterior inspection c0ompletd on 12/xx/2018 reports the property occupies with no maintenance recommendation or violations identified. A BPO fee was assessed on 12/xx/2017  but the commentary does not provide a value or report details. The data tape reflects a BPO dated 1/xx/2019 reported a value of $.XX..
• Willingness to Pay:  There has been ongoing dialogue with the Borrower. The Borrower has disputed the delinquency and account status multiple times in the last 12 months. Additionally, the commentary reflects the Borrower has experienced difficulties when making IVR payments. A dispute resolution letter was sent on 2/xx/2019 that including copies of monthly statements and a copy of the original modification agreement as confirmation of the reported account status.
• Ability to Pay: The commentary does not provide the Borrower’s employment or income information. The data tape reflects the account has been 30 to 60 days late for the last 11 months.  The reason given for the delinquency was payment adjustments. The most recent mod step rate adjustment notice was sent on 8/xx/2018.
																							No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	First	Owner (or Former): Primary Home	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
27748441	XXX	XXX	XXX	XXX	1: Acceptable	8/xx/2018	9/XX/2016	Excessive Obligations	Good	Good	Meets Expectations	Owner (or Former): Primary Home	No	Not Applicable	Modification (Permanent)	Yes	Forbearance	Payment Plan	• Borrower Contact: Last known contact 10/XX/2018 Borrower called in, requested correspondence via email, provided email, Borrower advised total amount due $2304.70. Borrower inquired about FB plan, FB downpayment + 5 months, downpayment $800 due 10/xx/2018, begins 11/XX/18, ends 3/XX/19, monthly payment $741.81.
• Default:  7/XX/2018 due date.
• Litigation: None known.
• Title Issues: None known.
• Property Condition: There was a Property Valuation report (9/xx/218) mentioned in the file. There were Property Preservation reports (12/xx/17 to 9/xx/18) mentioned in the loan file. Additionally, there was no mention of any damages to the property.
• Other: 4/XX/8212 modification non HAMP, discount.
• Willingness to Pay: Good.
• Ability to Pay: Good.
																							No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	First	Owner (or Former): Primary Home	Not Applicable	Not Applicable															No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
19862670	XXX	XXX	XXX	XXX	1: Acceptable	2/xx/2018	2/XX/2016	Disaster or Destruction of Property	Fair	Fair	Meets Expectations	Owner (or Former): Primary Home	No	Not Applicable	None	Not Applicable	Modification	Collections, >= 120 Days	•Borrower Contact: The last known contact with the borrower was on 2/xx/18, at that time the borrower made a payment. Also, the agent informed that the loan had been denied for a modification, but the borrower could re-apply. Additionally, the borrower just completed a Disaster Forbearance Plan. The reason for default: affected by hurricane.
•Default: Collections.
•Litigation: No.
•Title Issues: No.
•Property Condition: A Property inspection report was received on 1/xx/18 however, there were no specifics identified. Additionally, the home was confirmed as owner occupied on 1/xx/18. Furthermore, a disaster inspection was last completed on 10/xx/17 that reflected no damages found to the home.
																							No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	First	Owner (or Former): Primary Home	Not Applicable	Not Applicable															No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
17398955	XXX	XXX	XXX	XXX	1: Acceptable	9/xx/2018	9/XX/2016	Illness of Borrower/Family	Good	Good	Meets Expectations	Owner (or Former): Primary Home	No	Not Applicable	Modification (Permanent)	No	Modification	Collections, 60-119 Days	•Borrower Contact: Borrower called in on 09/xx/2018 to inquire about documents sent in for a modification
•Default: Collections, 60-119 Days
•Litigation: None known
•Title Issues: None known
•Property Condition: Current Occupancy Status: Occupied.  Exterior property condition: Average.  Violations identified during inspections: No.  For sale sign: No.  Inspection Date: 08/xx/2018.
•Other: Loan was modified in 04/2012.

																						•Key Word Search – Have reviewed the Key Words noted and have addressed all pertinent information which has already been addressed in the review fields and comments.	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	First	Owner (or Former): Primary Home	Not Applicable	Not Applicable															No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
3929084	XXX	XXX	XXX	XXX	1: Acceptable	9/xx/2018	9/XX/2016	Illness of Borrower/Family	Average	Average	Meets Expectations	Owner (or Former): Primary Home	No	Not Applicable	None	Not Applicable	Payment Arrangement	Collections, 60-119 Days	• Borrower Contact: Servicer attempted to contact borrower via: manual calls, door knockers and written communication. The last contact with the borrower was 09/xx/2018. This loan was reviewed with data provided from 09/xx/2016 up to 09/xx/2018. The loan is showing due for 06/xx/2018 and there aren't any workouts in process. Throughout the review period there has been consistent communication.

• Default: Per the servicing comments as of 09/xx/18 the reason for default is stated to be due to borrower being ill.

• Litigation: Per the servicing comments as of 09/xx/18 the loan wasn't in any type of litigation.

• Title Issues: Per the servicing comments there are no know title issues as of 09/xx/18.

• Property Condition: Per servicing comments there were periodic property inspections ordered and completed, however, there are no specific comments indicating the property condition except for there aren't any violations and no maintenance recommendations.

• Willingness to Pay: Per servicing comments the borrower does have the willingness to pay and the desire to keep the property.

• Ability to Pay: Per servicing comments the borrowers income information isn't stated, but borrower advised they can afford the regular payment.

• Key Word Search has been reviewed all issues have been addressed in the comments.
																							No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	First	Owner (or Former): Primary Home	Not Applicable	Not Applicable															No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
17715329	XXX	XXX	XXX	XXX	2: Acceptable with Warnings	* No Borrower Contact Evident (Lvl 2) * Evidence of Deceased Borrower(s) (Lvl 2) "Per servicing notes, 10/XX/14, borrower XXX deceased, death cert not noted as received."	9/xx/2017	4/xx/2015	Unavailable	Poor	Poor	Meets Expectations	Unavailable	No	Not Applicable	None	Not Applicable	Payment Arrangement	Collections, 60-119 Days	Borrower Contact: Per servicing notes, not documented.
Default: Per servicing notes, not documented.
Litigation: Per servicing notes no litigation noted.
Title Issues: Per servicing notes no evidence of title issues.
Property Condition: Per servicing notes, not documented.
Other: Per servicing notes, 10/XX/14, borrower XXX deceased, death cert not noted as received.
																							No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	First	Unavailable	Not Applicable	Not Applicable															No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
44585833	XXX	XXX	XXX	XXX	1: Acceptable	1/xx/2019	1/XX/2017	Chronic Delinquent / Credit Abuser	Poor	Poor	Meets Expectations	Owner (or Former): Primary Home	No	Not Applicable	Modification (Permanent)	No	Payment Arrangement	Collections, 60-119 Days	• Borrower Contact: Last contact 1/xx/19, service notes reflect Borrower contact, payment made, no resolution to bring account current. Date info reflects second mortgage IAO XXX no details reporting in service notes.
• Default: 60-day account, RFD provided as reduction of hours at work 12/XX/18, although Borrower is chronic delinquent since notes inception.
• Litigation: None known.
• Title Issues:  None known.
• Property Condition: Servicing notes reflect last property inspection on 1/xx/19, no damage of property reporting in service notes. BPO reporting IAO $.XX. on 3/xx/18.
• Other: Prior mod 4/xx/11, not successful.
• Willingness to Pay: Poor, is chronic delinquent since notes inception.
• Ability to Pay: Poor, service notes reflect no income information provided and no detail of debt ratio.
• Key Word Search: Key Word Search revealed no additional issues.
																							No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	First	Owner (or Former): Primary Home	Not Applicable	Not Applicable															No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
28310466	XXX	XXX	XXX	XXX	1: Acceptable	8/xx/2018	9/XX/2016	Illness of Borrower/Family	Fair	Fair	Meets Expectations	Owner (or Former): Primary Home	No	Not Applicable	Modification (Permanent)	Yes	Payment Arrangement	Collections, 60-119 Days	• Borrower Contact:Last known contact 9/xx/2108 Payment received $979.00.
• Default:  7/XX/2018 Due date.
• Litigation: None known.
• Title Issues: None known.
• Property Condition: There was a Property Valuation report (9/xx/18) mentioned in the file. There were Property Preservation reports (9/XX/2016 to 9/xx/18) mentioned in the loan file. Additionally, there was no mention of any damages to the property.
• Other: 1/XX/218 Total Debt non HAMP modification.  Previous reason for default was excessive obligations, payments to prior servicer, current reason for default illness of family member. 8/xx/2017 Prior modification denied missing documents.  5/xx/2017 Offered FB plan borrower denied. 1/XX/2017 Borrower denied FB and modification. 10/xx/16 FB plan begin 11/XX/2016 end 3/XX/2017, downpayment + 5 months, payment XXX downpayment XXX due by 10/XX/16. Downpayment received. 11/XX/2016 Modification denied property received maximum permitted under HAMP. 2 FB payments made, borrower failed to make 3rd payment within time frame.
• Willingness to Pay: Fair.
																						• Ability to Pay: Fair.	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	First	Owner (or Former): Primary Home	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
85693491	XXX	XXX	XXX	XXX	2: Acceptable with Warnings	* No Borrower Contact Evident (Lvl 2)	2/xx/2018	2/xx/2016	Unavailable	Poor	Poor	Meets Expectations	Unavailable	No	Not Applicable	None	Not Applicable	Foreclosure	Collections, >= 120 Days	•Borrower Contact: There has not been any verbal communication with the borrower in the past 2 years.
•Default: Collections.
•Litigation: No.
•Title Issues: No.
•Property Condition: A Property inspection report was received on 2/XX/18 however, there were no specifics identified.
•Other:
•Per Comments dated 1/xx/18- Due to this being a low balance loan, it was recently approved to move forward with FC referral however, no referral shows to have taken place just yet.
																							No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	First	Unavailable	Not Applicable	Not Applicable															No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
86434411	XXX	XXX	XXX	XXX	2: Acceptable with Warnings	* No Borrower Contact Evident (Lvl 2)	1/XX/2019	5/XX/2016	Unavailable	Fair	Fair	Meets Expectations	Unavailable	No	Not Applicable	Modification (Permanent)	No	Payment Arrangement	Bankruptcy-Current	•Borrower Contact: There has been no contact with the borrower per servicing comments.
•Default:  Bankruptcy, PPD 11/XX/18.
•Litigation: None known.
•Title Issues: None known.
•Property Condition: As of 9/XX/2017 Exterior Property Inspection was completed: Occupied, property condition average, no violations, no maintenance recommended, no sale sign.
•Other: As of 4/xx/2018 Plan confirmed 04/xx/2018  28   Order Confirming Chapter 13 Plan and Awarding Attorney Fees (RE: related document(s) 17 Amended Chapter 13 Plan - Prior to Confirmation filed by Debtor XXX, Joint Debtor XXX). (3cw) (Entered: 04/xx/2018). As of 2/xx/2018 Proof of Claim Filed
Case XXX
Claim 3-1
Filed on: 02/xx/2018
Total Arrears : XXX
Total Payoff  : XXX
POC Filed by XXX
As of 9/xx/2017 Foreclosure has been interrupted, bankruptcy case filed.
Willingness to Pay: Fair, Borrower reflects as paying as agreed since BK start.
• Ability to Pay: Fair, service notes reflect no income information provided and no recent detail of debt ratio.
• Key Word Search: Key Word Search revealed no additional issues.

No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	First	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Yes	Plan Confirmed (Ch. 11, 13)	XXX	09/xx/2017	Chapter 13	Unavailable	Not Applicable	Not Applicable	Not Applicable	Bankruptcy, PPD 11/XX/18.
As of 4/xx/2018 Plan confirmed 04/xx/2018  28   Order Confirming Chapter 13 Plan and Awarding Attorney Fees (RE: related document(s) 17 Amended Chapter 13 Plan - Prior to Confirmation filed by Debtor XXX, Joint Debtor XXX). (3cw) (Entered: 04/xx/2018). As of 2/xx/2018 Proof of Claim Filed
Case 2:17-bk-56189
Claim 3-1
Filed on      : 02/xx/2018
Total Arrears : $XXX
Total Payoff  : $XXX
POC Filed by XXX
As of 9/xx/2017 Foreclosure has been interrupted, bankruptcy case filed   Details:  Chapter 13 BANKRUPTCY FILED Bankruptcy Case XXX; Chapter 13; state: OH; district: Southern; division: XXX, by Borrowers: XXX, by Deed In Debtors: XXX; on: 09/xx/2017

35636409	XXX	XXX	XXX	XXX	1: Acceptable	2/XX/2019	1/XX/2017	Unemployment / Decreased Income	Fair	Fair	Meets Expectations	Owner (or Former): Primary Home	No	Not Applicable	None	Not Applicable	Payment Arrangement	Collections, 60-119 Days	•Borrower Contact: Last borrower contact was 12/xx/2018. Borrower was provided with the outstanding balance 3004.62. Servicing asked if the borrower could make a payment today, borrower did not make arrangements to pay the outstanding balance. Borrower requested the Customer care department phone number.
•Default:  Loan is in collections 60-119 days.
•Litigation: No known litigation.
•Title Issues: No known title issues.
•Property Condition: Exterior property inspection was completed 01/xx/2019. Property was observed to be occupied, in average condition with no recommended maintenance.  No violations were identified during the inspection and no for sale sign was evident on the property.
•Other: Loan has not been modified. Pre-Foreclosure escalation for HAMP escalated Case 14-day letter was sent 01/xx/2019. Foreclosure mediation status shows supervisor reviewed the loan and the status provided was “loan is less than 90 days, cannot initiate mediation now.”
•Willingness to Pay: Borrower shows Fair willingness to pay. Loan has been current for more than half of the 24 months reviewed.
•Ability to Pay: Borrower’s ability to pay is unknown. No information is provided in the servicing notes for the borrower’s income or financial status.  Borrower provided reason for default as curtailment of income on 03/xx/2018, and stated they could not afford the monthly payments.
																							No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	First	Owner (or Former): Primary Home	Not Applicable	Not Applicable															No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
95126176	XXX	XXX	XXX	XXX	1: Acceptable				1/XX/2019	5/XX/2016	Unavailable	Fair	Fair	Meets Expectations	Owner (or Former): Primary Home	No	Not Applicable	Modification (Permanent)	No	Payment Arrangement	Performing
NRZ .XX. – 9/XX/16 -
•Borrower Contact: Last borrower contact noted 11/xx/18. Outbound call to borrower for payment. Borrower stated she had already made payment. Rep confirmed payment was received and stated it will take a few hours to post.

•Default: No HAMP, TPP, Trial, MOD, FC, BK, Short Sale, DIL, have been completed with borrower in last 24 months. Account was eligible for Disaster forbearance and accepted one on 10/xx/17 for $1678. Borrower made aware of forbearance shortage and Borrower agreed to pay shortage by 5/xx/2018. Notice of Intent sent to borrower on 12/xx/18.
•Litigation: Servicing comments shows no record of borrower attorney contact, case file numbers, dispute or court dates.
•Title Issues: No title issues documented in comment history. This includes state and county taxes and liens.
•Property Condition: Door knock noted 6/XX/18. Property is occupied, in good condition, not for sale, and no violations noted. Notes do not reflect an inspection or reporting of any damage.
•Other: Borrower asked for RFD, but no answer was given/noted.
•Willingness to Pay: Borrower has a willingness to pay. Payment have been made within 30day window lately.
•Ability to Pay: Borrower has brought account current and is now performing.
																							No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	First	Owner (or Former): Primary Home	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
95753694	XXX	XXX	XXX	XXX	1: Acceptable	2/XX/2018	1/XX/1900	Excessive Obligations	Fair	Fair	Meets Expectations	Owner (or Former): Second Home	No	Not Applicable	Forbearance Plan	No	Modification	Collections, 60-119 Days	Borrower Contact: Yes. Last contact 1/xx/2018. Borrower called in about branch payment to see if applied properly. Borrower delinquent. Discussed workout options, no commitment made.
Default: Excessive obligations.  Reasons for default over time, illness in family, inability to rent property, death in family, business decision and private, IRS.
Litigation: None known.
Title Issues: None known.
Property Condition: Per data tape listed as second home and not owner occupied. Property inspections were ordered, received and comments state owner occupied.
Known Defect: None known.
Other: Borrowers income is insufficient based on debt.
																							No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	First	Owner (or Former): Second Home	Not Applicable	Not Applicable															No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
55618621	XXX	XXX	XXX	XXX	1: Acceptable	5/xx/2018	5/XX/2016	Excessive Obligations	Good	Good	Meets Expectations	Owner (or Former): Primary Home	No	Not Applicable	Modification (Permanent)	Yes	Payment Arrangement	Collections, 60-119 Days	· Borrower Contact: Last contact with client was 04/xx/2018
· Default: The customer is currently due for 03/xx/2018. The last payment received 04/28 was for the 02/xx/2018                            invoice. The customer is currently 60 plus days past due. The customer has denied payment options.
· Litigation: None Known
· Title Issues: None Known
· Property Condition: Occupied
                   Verification Type  :Visual
                   Exterior property condition:Good
                   Maintenance recommended?:No
                   Violations identified during inspections:No
                   For sale sign  :No
                   Inspection Date  :04/xx/2018
· Other: RFD: Excessive obligations/Pending Divorce
																							No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	First	Owner (or Former): Primary Home	Not Applicable	Not Applicable															No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
40895141	XXX	XXX	XXX	XXX	1: Acceptable	4/xx/2018	4/xx/2016	Unemployment / Decreased Income	Average	Average	Meets Expectations	Owner (or Former): Primary Home	No	Not Applicable	Modification (Permanent)	No	Payment Arrangement	Collections, 60-119 Days	•Borrower Contact: Borrower called in on 07/xx/2017 in regards to the Loan-Res Deferral Agreement.
•Default: Collections, 60-119 Days.
•Litigation: None known.
•Title Issues: None known.
•Property Condition: No damage to property noted on account.
																						•Other: Loan was last modified on 10/xx/2015. No contact with borrower for past 6-8 months.	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	First	Owner (or Former): Primary Home	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
64045647	XXX	XXX	XXX	XXX	1: Acceptable	5/xx/2018	5/XX/2016	First PayDefault / Suspected Fraud	Good	Average	Meets Expectations	Owner (or Former): Primary Home	No	Not Applicable	Modification (Permanent)	No	Modification	Payment Plan	•Borrower Contact: 5/XX/18. Agent called borrower to setup 2nd trial payment.
•Default: Active Loss Mitigation-- .XX. Streamline Trial Approved on 3/XX/18. Borrower has made 2 payments against the trial: 3/xx/18 & 5/xx/18.
•Litigation: No.
•Title Issues: No.
•Property Condition: A Property Inspection was received on 1/xx/18 that showed the home was occupied and in good condition.
•Per Comments dated 5/xx/18- NON HAMP 2nd Payment Received.
•Per Comments dated 3/XX/18. FC is placed on hold due to .XX. Streamline Trial Approved.
•Per Comments dated 1/XX/18- Reason for default obtained by customer: Fraud.
																							No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	First	Owner (or Former): Primary Home	Not Applicable	Not Applicable															No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
47003994	XXX	XXX	XXX	XXX	1: Acceptable	10/xx/2017	10/XX/2014	Excessive Obligations	Fair	Fair	Meets Expectations	Owner (or Former): Primary Home	No	Not Applicable	None	Not Applicable	Payment Arrangement	Collections, 60-119 Days	Borrower Contact: 10/xx/17, Borrower advised of breach letter and delinquency status
Default: Due for 8/XX/17
Litigation: None identified
Title Issues: None identified
Property Condition: No issues identified, prior Loss Claim in 2015, repairs noted as completed in 2016
																							No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	First	Owner (or Former): Primary Home	Not Applicable	Not Applicable															No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
7479504	XXX	XXX	XXX	XXX	1: Acceptable	4/XX/2018	2/xx/2013	Unemployment / Decreased Income	Average	Good	Meets Expectations	Owner (or Former): Primary Home	No	Not Applicable	Modification (Temporary)	Yes	Modification	Payment Plan	Borrower Contact:
1/xx/18 - Borrower states curtailment of income, can't afford payments.
3/XX/18 - Customer contact via IVR- payment received XXX

• Default:
6/xx/17 - FC Mediation hearing.  Attended by .XX., borrower, and referee.  FC Hold - Streamline forbearance approved.
10/xx/17 - Streamline Mod trial active.
1/XX/18 - FC hold released.  denial exp 1/XX/18.
1/xx/18 - FC mediation mtg - Attended by borrower's attorney.
1/xx/18 - FC hold mod complete package received.  Streamline Mod approved.

• Litigation:
None known.

• Title Issues:
None known.

• Property Condition:
12/xx/17 - Door knock report- Property occupied, no maintenance required.

• Other:
Consecutive payments received for months Aug-Nov 2017 for XXX and March-Apr 2018 for XXX
4/XX/18 Credit bureau report: UPB XXX Mtly pmt XXX Pdue: XXX
																							No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	First	Owner (or Former): Primary Home	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
78269517	XXX	XXX	XXX	XXX	1: Acceptable	9/xx/2018	9/xx/2016	Unemployment / Decreased Income	Average	Fair	Meets Expectations	Owner (or Former): Primary Home	No	Not Applicable	None	Not Applicable	Modification	Collections	•Borrower Contact: Last borrower contact noted on 7/xx/18. Borrower called in to make a promise to pay for $275.06 7/xx/18 and 8/xx/18. Noted on 12/xx/16 borrower called in. Advised that loan is in default and could be referred to attorney. Representative advise of cure amount a resent hardship package. Noted only one borrower working. HAMP initial package has been mailed noted on 1/XX/17. Noted on 6/xx/17 borrower called in. Advised that loan is in default and possible referral to attorney for legal action. Advised cure amount and line was dropped. Borrower called in 9/xx/17 and advised that loan is in default and could be referred to attorney for legal action. Past due 2 payments and cure amount is XXX. Noted that one borrower is unemployed and not receiving benefits. Borrower called in 12/xx/17 and advised that loan is in default and could be referred to attorney for legal action. Borrower made promise to pay for XXX to post 1/xx/18. Customer called in 4/XX/18 to get address to send in insurance check. Advised of address and borrower need to send in RMA. Borrower set up a promise to pay for XXX for 6/xx/18. Borrower called in 5/xx/18 to change EZ pay to trial payment amounts of XXX to post on 6/XX/18 and 6/xx/18. Final Mod mailed to customer 7/xx/18 with a start date of 9/XX/18. Final signed Mod not received noted on 8/xx/18. Comments end 9/xx/18 no other borrower contact and no comments documented about MOD.

•Default: No HAMP, TPP, Trial, MOD, FC, BK, Short Sale, DIL, or Forbearance have been completed with borrower in last 12 months. Noted last on 8/xx/18 borrower is working to complete modification. Still awaiting signed documents from borrower. Trial payments received.
•Litigation: Servicing comments shows no record of borrower attorney contact, disputes, case file numbers or court dates.
•Title Issues: No title issues documented in comment history. This includes state and county taxes and liens.
•Property Condition: No inspections noted in comment history.
•Other: RFD noted on 9/xx/17 as unemployed and not receiving unemployment benefits.
•Willingness to Pay: Noted in comments on 12/xx/16 that one borrower wasn’t receiving unemployment and not noted that borrower has gotten a job since.
																							No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	First	Owner (or Former): Primary Home	Not Applicable	Not Applicable															No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
38384727	XXX	XXX	XXX	XXX	1: Acceptable	5/xx/2018	10/XX/2014	Illness of Borrower/Family	Fair	Fair	Meets Expectations	Owner (or Former): Primary Home	No	Not Applicable	None	Not Applicable	Modification	Payment Plan	Borrower contact was made on 3/XX/18. Borrower accpted Mod Trial Period Plan.
Default: Active Loss Mitigation--Mod Trial Period Plan: 4/XX, 5/XX, 6/XX.
Litigation: No
Title Issues: None
Property Condition: Servicer  comment do not provide any details about the condition of the property.  The last property inspection was ordered
Reason for Delinquency: Per Servicer Notes,  ATP IS WANTING TO SAVE PROP DUE TO RFD BWR TOOK OFF WRK TO TAKE CARE OF XXX WHO WAS ILL & THEN XXX UP & LEFT.
																						Other: It is assumed the FC has been placed on hold due to the approved Mod Trial Period Plan and the borrower accepted.	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	First	Owner (or Former): Primary Home	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
98232991	XXX	XXX	XXX	XXX	2: Acceptable with Warnings	* Title Review shows unidentified junior lien (Lvl 2) "Per the tape data there is a second mortgage in the amount of $85000. There is no commentary reflecting the name of the financial institution."	1/xx/2019	1/XX/2017	Illness of Borrower/Family	Poor	Poor	Meets Expectations	Owner (or Former): Primary Home	No	Not Applicable	Modification (Temporary)	No	Modification	Bankruptcy	• Borrower Contact: This loan was reviewed with data provided from 1/XX/2017 through 1/xx/2019. Last known contact with borrower was 7/xx/2018,outbound call to the borrower requested financial assistance and RMA package, stated she could afford payments, borrower stated the reason for delinquency was borrowers XXX. Per commentary 10/xx/2018 .XX. Strealine Trial Plan sent to borrower, the term for trial payments was three months, there was no commentary regarding the amount of the monthly payments. Per commentary 12/xx/18 the first trial payment was received against the plan.
•Default: This loan is due for the 11/XX/2018 payment. Bankruptcy Chapter 13, case XXX filed 9/xx/18.
•Litigation: None known.
•Title Issues: None known.
•Property Condition: TThere were property preservation reports (from 1/xx/2017 to 1/xx/2109) were in the file. There was a property valuation report (11/XX/2018) in the file. The new appraised value is .XX.. Additionally, there was no damage reported to the property.
•Other: Second XX 5/xx/20131 HAMP XXX Prior Bankruptcy filed  01/xx/2015, Debtor dismissed:   04/xx/2018 Plan confirmed:  08/xx/2015 Debtor disposition:  Dismissed for failure to make plan payments . Bankruptcy Petition #: XXX, chapter 13.
•Willingness: This loan is due for the 11/XX/2018 payment.
•Ability: Poor. Poor. The borrower is disabled. Borrower has requested a loan modification package.
•Keywords:  Bankruptcy, Foreclosure, Modification, Reason for Default, FEMA, damage.
No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	First	Owner (or Former): Primary Home	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Yes	Proof of Claim - Filed	XXX	09/xx/2018	Chapter 13	XXX	Unavailable	Not Applicable	Not Applicable	Bankruptcy filed 9/xx/18, chapter 13, Case XXX. Proof of Claim Filed 11/xx/18, Total Payoff : $ 14,804.51, Total Arrears : $ 672.98.

Prior Bankruptcy Chapter 13, Case # XXX, filed 11/xx/2015, Plan confirmed 8/xx/2015, Debtor dismissed 4/xx/2018 for failure to make plan payments.

2729281	XXX	XXX	XXX	XXX	2: Acceptable with Warnings	* Evidence of Deceased Borrower(s) (Lvl 2) "Death of borrower was noted on account on 06/xx/2007. DOD was 06/xx/2007. Death certificate for XXX was received by servicer."
* No Borrower Contact Evident (Lvl 2) "Cease and desist on file for communicating with borrower verbally. There are no comments indicating a start / end date for the Cease and Desist order."	5/xx/2018	5/XX/2015	Death of Borrower	Poor	Poor	Meets Expectations	Owner (or Former): Primary Home	No	Not Applicable	None	Not Applicable	Modification	Collections, >= 120 Days	•Borrower Contact: Cease and desist on file for communicating with borrower verbally.
•Default: > 1 year Deinquent
•Litigation: None known
•Title Issues: None known
•Property Condition: No damage to property has been noted.  No comments about any property inspections performed.
•Other: Loan has not been modified.  Borrower is currently in mediation through Loss Mitigation.  Mediation start date 04/xx/2016.
																							No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	First	Owner (or Former): Primary Home	Not Applicable	Not Applicable															No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
54575329	XXX	XXX	XXX	XXX	1: Acceptable	10/xx/2017	10/xx/2015	Excessive Obligations	Poor	Poor	Meets Expectations	Owner (or Former): Primary Home	No	None	Not Applicable	Foreclosure	Collections	Borrower Contact: 4/xx/17
Default: Collections
Litigation: N/A
Title Issues: N/A
Property Condition: Per comments dated 9/xx/17 property inspection order, no results provided
Other: Per tape data, there is no active BK, FCL, or REO on this file

Per comments dated 9/xx/17 general loss mitigation letter
Per comments dated 3/XX/17 forclosure alternatives letter generated

																							No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	First	Owner (or Former): Primary Home	Not Applicable	Not Applicable															No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
45242494	XXX	XXX	XXX	XXX	1: Acceptable	7/xx/2018	7/xx/2016	Unemployment / Decreased Income	Fair	Fair	Meets Expectations	Owner (or Former): Primary Home	No	Not Applicable	Modification (Permanent)	Yes	Payment Arrangement	Collections, 60-119 Days	Per the servicing comments the borrower is working with loss mitigation to bring the account current.

• Borrower Contact: Servicer attempted to contact borrower via: manual calls, dialer, skip tracing and written communication. The last contact with the authorized third party on the borrower's behalf was 06/xx/2018.  This loan was reviewed with data provided from 07/xx/2016 up to 07/xx/2018. Throughout the review period there has been consistent communication with the borrower to bring account current.

• Default: Per the servicing comments as of 07/xx/18 the reason for default is due to a reduction of income.

• Litigation: Per the servicing comments as of 07/xx/18 the loan wasn't in any type of litigation.

• Title Issues: Per the servicing comments there are no know title issues as of 07/xx/18.

• Property Condition: Per servicing comments there were periodic property inspections ordered and completed, however, there are no comments indicating the property condition.

• Willingness to Pay: Per servicing comments the borrower has the willingness to pay and the desire to keep the property.

• Ability to Pay: Per servicing comments the borrowers income information isn't stated.

• Key Word Search has been reviewed all issues have been addressed in the comments.
																							No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	First	Owner (or Former): Primary Home	Not Applicable	Not Applicable															No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
83994520	XXX	XXX	XXX	XXX	1: Acceptable	2/xx/2018	2/XX/2016	Chronic Delinquent / Credit Abuser	Poor	Poor	Meets Expectations	Owner (or Former): Primary Home	No	Not Applicable	Modification (Temporary)	No	Payment Arrangement	Collections, 60-119 Days	• Borrower Contact: Last Borrower contact 2/XX/2018. Service notes reflect contact made and informed Borrower workout rejected due to missed payment.
• Default: Collections <90.
• Litigation: No issues identified.
• Title Issues: No issues identified.
• Property Condition: Occupied. Servicing notes reflect property inspection 1/xx/2018. Data information reflects HDI value of XXX as of XXX
• Other: 5/xx/2016 service note reflects hazard claim check received for endorsement. 5/XX/16 service note reflects check received IAO .XX.. Service notes do not reflect type of damage or cost to cure.
•
Data information reflects due for 1/XX/2018 and prior modification on 7/XX/2014. · 12/XX/2016 service notes reflect reinstatement payment received. 10/xx/2016 service notes reflect prior referral to foreclosure. Service notes reflect chronic delinquent since notes inception.
																							No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	First	Owner (or Former): Primary Home	Not Applicable	Not Applicable															No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
41395873	XXX	XXX	XXX	XXX	1: Acceptable	12/XX/2018	12/XX/2016	Unemployment / Decreased Income	Average	Average	Meets Expectations	Owner (or Former): Primary Home	No	Not Applicable	None	Not Applicable	Payment Arrangement	Collections, 60-119 Days	• Borrower Contact: Per the Servicing Comments the servicer attempted to contact the borrower via: manual calls, dialer, door knockers and written communication. The last contact with the borrower was 11/xx/2018 in reference to the status of the account. A repayment plan was established that will begin 01/2019 with a monthly payment of XXX for 3 months. This loan was reviewed with data provided from 12/xx/2016 up to 12/XX/2018. The comments reflect that the loan is in collections with a repayment plan set in place. Throughout the review period there has been consistent borrower communication.
• Default:  Per the servicing comments as of 12/xx/2018 the loan is currently in collections and reason for default is reduction of income.
• Litigation: Per the servicing comments as of 12/xx/2018 the loan wasn’t in any type of litigation.
• Title Issues:  Per the servicing comments as of 12/xx/2018 there were no known title issues mentioned.
• Property Condition: Per the servicing comments there were periodic property inspections ordered and completed, however, there are no specific comments indicating the property condition except for the property is in good condition, no violations and no maintenance recommendations.
• Willingness to Pay – Per the servicing comments the borrowers appear to have the willingness to pay and the desire to keep the property.
• Ability to Pay – Per the servicing comments the borrower’s income information isn’t stated, but it appears that the borrowers have the desire to keep the property.

																							No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	First	Owner (or Former): Primary Home	Not Applicable	Not Applicable															No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
71505681	XXX	XXX	XXX	XXX	1: Acceptable	7/xx/2018	8/XX/2016	Excessive Obligations	Fair	Fair	Meets Expectations	Owner (or Former): Primary Home	No	Not Applicable	Modification (Temporary)	Yes	Modification	Foreclosure	· Borrower Contact: Last known contact 05/xx/2018. The customer had a mediation date of 05/24 and at that time the decision to modify or sell the property would be determined. TPP letter was sent to the customer 06/xx/2018 and a copy of the letter was e-mailed to XXX 06/xx/2018. There has been no additional notes or contact with the customer to confirm receipt. The notes provided were good through 07/xx/2018. Skip tracing started 07/xx/2018.
· Default: Per the tape, the next due is 12/xx/2017. The customer loan was previously modified 08/xx/2012
· Litigation: None Known
· Title Issues: None Known.
· Property Condition:  Last external  inspection was order 07/xx/2018. No reported damages or issues. No inspection have been recorded after this date.
· Other: RFD: Excessive Obligations/ Curtailment of Income.
· Keyword Search: HHF: No, REO: No, SCRA, No, HOA: No, Legal: No, BK: No. Vacant: No. CFPB Violations: No. No additional information presented that was not discussed in the above write up.

																							Yes	Complaint Filed	03/xx/2018	Not Applicable	Per the tape, the customer projected sale date was 07/xx/2018. The customer was approved for a TPP. The notes provided were good through 07/xx/2018. Unable to determine where in the process the customer file is currently.	Not Applicable	Not Applicable	Not Applicable	No	XXX	03/xx/2018	Awaiting Sale	Unavailable	Unavailable	XXX	No	Not Applicable	Not Applicable	Not Applicable	03/xx/2018	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	No	Not Applicable	Not Applicable	First	Owner (or Former): Primary Home	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
79796912	XXX	XXX	XXX	XXX	1: Acceptable	2/xx/2018	2/xx/2016	Unemployment / Decreased Income	Fair	Poor	Meets Expectations	Owner (or Former): Second Home	No	Not Applicable	Modification (Permanent)	No	Modification	Collections	Borrower Contact: 01/xx/18 Talked to borrower advised of total amount due, called regarding modification. Provided missing docs needed for modification review.
Default: Collection
Litigation: None Known.
Title Issues: None Known.
Property Condition: The property is occupied, and property condition is unknown.
Other: Borrower is in collection, seeking a modification, provided missing docs needed for review. Reason for default is curtailment of income.
																							No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	First	Owner (or Former): Second Home	Not Applicable	Not Applicable															No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
39231929	XXX	XXX	XXX	XXX	1: Acceptable	5/xx/2018	5/XX/2016	Unavailable	Good	Good	Meets Expectations	Owner (or Former): Primary Home	No	Not Applicable	Modification (Permanent)	Yes	Payment Arrangement	Collections, 60-119 Days	· Borrower Contact: Last contact with customer was via IVA 05/xx/2018. Payment iao XXX was received.
· Default:  The borrower is currently due for 02/xx/2018. Last statement generated as of 05/xx/2018 reports a past                        due of XXX and curr due of XXX Total Due is  XXX
· Litigation: None Known
· Title Issues: None Known
· Property Condition: Occupied
                   Verification Type  :Visual
                   Exterior property condition:Good
                   Maintenance recommended?:No
                   Violations identified during inspections:No, Inspection date 04/xx/2018
· Other: RFD:: Unknown
																							No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	First	Owner (or Former): Primary Home	Not Applicable	Not Applicable															No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
21676366	XXX	XXX	XXX	XXX	1: Acceptable	4/xx/2018	8/XX/2017	Chronic Delinquent / Credit Abuser	Poor	Poor	Meets Expectations	Owner (or Former): Primary Home	No	Not Applicable	None	Not Applicable	Foreclosure	Foreclosure	• Borrower Contact: Last Borrower contact 11/xx/2017. Service notes reflect Borrower promise to mail payment.
• Default: Foreclosure filed 2/xx/2018, notes or data information do not reflect any progression of the FC.
• Litigation: No issues identified.
• Title Issues: No issues identified.
• Property Condition: Occupied per data information. Servicing notes reflect last property inspection 3/xx/2018. Data information reflects BPO value of XXX as of 3/xx/2018.
• Other: None.
Data information reflects due for 10/XX/2017 and no prior modification. ·11/xx/2017 service note reflects post demand/pre-referral payment received.
																							Yes	Referred to Attorney	02/xx/2018	Not Applicable	Foreclosure filed 2/xx/2018, notes or data information do not reflect any progression of the FC.	02/xx/2018	.XX. Delay	Not Applicable	No	Unavailable	02/xx/2018	Service Completed	Unavailable	Unavailable	Unavailable	No	Not Applicable	Not Applicable	Not Applicable	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	No	Unavailable	Unavailable	First	Owner (or Former): Primary Home	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
48587662	XXX	XXX	XXX	XXX	2: Acceptable with Warnings	* Evidence of Deceased Borrower(s) (Lvl 2) "•Comments dated 12/xx/16 reflect borrower deceased on 1/XX/16. Death certificate was received."	9/xx/2018	9/XX/2016	Death of Borrower	Good	Good	Meets Expectations	Owner (or Former): Primary Home	No	Not Applicable	Modification (Temporary)	No	Modification	Collections, >= 120 Days	• Borrower Contact: The last known contact with the borrower was on 9/xx/18; at that time the borrower requested to reapply for a loan modification. Agent advised previous agreement is being revised to the remove the other party’s name.
•Default: Collections 180 days past due as of 7/xx/xx/ Loss mitigation review in progress; Awaiting execution of new final modification documents.
•Litigation: None known.
•Title Issues: None known.
•Property Condition: A Property Inspection was completed on 4/XX/18 and reported the home was in average condition. There was no mention of any damages or claims against the property.
•Keywords:
•Other: The loan was not previously modified on 12/XX/2010.
•Comments dated 8/xx/18 reflect borrower’s son XXX as Successor in Interest. Mod agreement will be updated to remove the other party’s name.
•Comments dated 12/xx/16 reflect borrower deceased on 1/XX/16. Death certificate was received.
																							No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	First	Owner (or Former): Primary Home	Not Applicable	Not Applicable															No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
34981197	XXX	XXX	XXX	XXX	1: Acceptable	7/xx/2018	7/xx/2016	Unavailable	Fair	Fair	Meets Expectations	Owner (or Former): Primary Home	No	Not Applicable	Modification (Temporary)	No	Modification	Collections, < 60 Days	• Borrower Contact: The last known contact with the borrower was on 5.XX.2018; at that time the borrower was inquiry as to the reason the monthly payment was increasing and why they had received an escrow shortage letter.
• Default: currently <60 days deliquent
• Litigation: none known
• Title Issues: none known
• Property Condition: A Property inspection report on 07.XX.2018 reflected a property inspection was completed, however, the loan file does not show any damages or claims to the property.
• Other: Borrower is questioning the increase in escrow..
• Willingness to Pay: Borrower appears to have a willingness to repay, currently < 60 days deliquent.
• Ability to Pay:   borrower appears to have th ability to reapy
• Key Word Search – Key word search was reviewed and comments above provided.

																							No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	First	Owner (or Former): Primary Home	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
82843472	XXX	XXX	XXX	XXX	1: Acceptable	4/xx/2018	4/xx/2016	Illness of Borrower/Family	Poor	Poor	Meets Expectations	Owner (or Former): Primary Home	No	Not Applicable	Modification (Permanent)	No	Modification	Collections, >= 120 Days	•Borrower Contact: The last known contact was with spouse XXX on 3/xx/2018.
•Default:  Collections, >= 120 Days.
•Litigation: None known.
•Title Issues: None known.
•Property Condition: Servicing comments do not reflect any notes on property conditions.
•Other: As of 3/xx/2018 Assistance Review Decision Notice sent but  nothing notated on if approved or denied. As of 3/XX/2018 Complete Mod Package received. As of 9/xx/2017 RFD: Medical Issues. Tape shows loan was modified 5/xx/2011.
																							No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	First	Owner (or Former): Primary Home	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
2356945	XXX	XXX	XXX	XXX	1: Acceptable	2/XX/2018	2/XX/2016	Unemployment / Decreased Income	Poor	Poor	Meets Expectations	Owner (or Former): Primary Home	No	Not Applicable	None	Not Applicable	Modification	Collections, 60-119 Days	• Borrower Contact: 2/XX/2018
• Default:  Collections- Payment due 1/2018
• Litigation: None
• Title Issues: None
• Property Condition: No damage mention in servicing comments.
• Other: 2/XX/2018 Modification requested.
																							No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	First	Owner (or Former): Primary Home	Not Applicable	Not Applicable															No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
89258023	XXX	XXX	XXX	XXX	1: Acceptable				4/xx/2018	4/xx/2016	Excessive Obligations	Poor	Poor	Meets Expectations	Owner (or Former): Primary Home	No	Not Applicable	Forbearance Plan	No	Foreclosure	Collections, >= 120 Days
• Borrower Contact: 3/xx/2018-advise loan in default, demand expires 4/xx/2018 possible file to  .XX. for legal action
• Default:  Collections
• Litigation: None
• Title Issues: None
• Property Condition: No property damage mention in servicing comments.
• Other: Pre FC referral on 12/XX/2017. Advocacy dispute reassigned dispute. 5/XX/2016 Borrower no longer eligible for H AMP .
																							No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	First	Owner (or Former): Primary Home	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
18992371	XXX	XXX	XXX	XXX	1: Acceptable	9/xx/2018	9/XX/2016	Excessive Obligations	Fair	Fair	Meets Expectations	Owner (or Former): Primary Home	No	Not Applicable	Modification (Permanent)	No	Not Applicable	Performing	• Borrower Contact: The last known borrower contact was on 8/xx/2018, borrower call to confirm FC on hold and following up on receipt of HHF.
• Default:  RFD was not documented.
• Litigation: None known.
• Title Issues: None known.
• Property Condition: Comments reflect multiple inspections ordered details were not provided, most recent was on 08/xx/2018, exterior condition noted as average an no maintenance recommended.  No known damage documented.
• Other: 9/xx/2018 FC closed, borrower has reinstated the loan via hardest hit funds.
• 9/xx/2018 HHF received funds in amount of XXX
• Willingness to Pay: Borrower has been in communication with the servicer.
• Ability to Pay: The loan has been reinstated with HHF funds, moving forward the likelihood of repayment is unknown.
• Key Words: Key words have been reviewed and addressed in the comments above.
																							No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	First	Owner (or Former): Primary Home	Not Applicable	Not Applicable															No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
98315443	XXX	XXX	XXX	XXX	1: Acceptable	10/xx/2018	11/XX/2015	Unemployment / Decreased Income	Average	Average	Meets Expectations	Owner (or Former): Primary Home	No	Not Applicable	Modification (Permanent)	Yes	Not Applicable	Collections	• Borrower Contact: The most recent contact with the Borrower was on 10/xx/2018, when the Borrower inquired about the amount required to reinstate the loan and made a payment for the reinstatement amount.
• Default: Funds received on 10/xx/2018 brought the loan current.  The account was previously 99 days or 4 payments past due.  Funds received on 10/XX/2018 and 10/XX/2018 were returned as insufficient to reinstate.
• Litigation: There are no litigation matters identified in the commentary.
• Title Issues: There are no title issues identified in the commentary.
• Property Condition: The most recent delinquency inspection performed on 9/xx/2018 reported the subject was occupied, in average condition, with no maintenance required and no violations identified.   Net present value equity calculations on 10/xx/18 resulted in an NPV of XXX The data tape reports a BPO value of XXX on 9/xx/2018.
• Willingness to Pay:  The loan was brought current on 10/xx/2018. The data tape reports a 24 month period of timely payment history prior to the recent delinquency.
• Ability to Pay:  The Borrower has indicated he can afford the monthly payments. The reasons for the delinquency stated were welfare and financial assistance provided to family outside the country.
																							No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	First	Owner (or Former): Primary Home	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
63498982	XXX	XXX	XXX	XXX	1: Acceptable	8/xx/2018	8/xx/2016	Unavailable	Poor	Poor	Meets Expectations	Occupied by Unknown Party	No	Not Applicable	None	Not Applicable	Modification	Collections	· Borrower Contact:Last known contact 09/xx/17. 08/xx/18 notes show that a statement was sent out and normal credit reporting can resume.
· Default: Per the tape, file is currently under BK protection. Chap 13 filed 06/xx/18, case # XXX Per the 07/xx/18 note, there was a request for a dismissal that expire 08/xx/18.
· Litigation: None Known
· Title Issues: None Known
· Property Condition: Due to aging of file, a property inspections is required to make contact/verify that the client is still maintaining property. No notes on file that show this has been done as well as no reports of issues or damages.
· Other: RFD: Unknown.Customer was originally under BK Chap 13 protection. Notes from 05/xx/17 show that the file was dismissed. Customer had also file for Chap 7 protection in Sept 2017 but later dismissed in Dec 2017. Note dated 07/xx/18 suggest that a mod was approved and a pending approval to proceed had not be received from the court at time of review. 08/xx/18 note shows that the BK was removed as of 07/xx/18.
																							No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	First	Occupied by Unknown Party	Not Applicable	Not Applicable															No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
54142931	XXX	XXX	XXX	XXX	1: Acceptable	1/XX/2019	5/XX/2016	Dispute with Lender	Fair	Fair	Meets Expectations	Owner (or Former): Primary Home	No	Not Applicable	Modification (Permanent)	No	Payment Arrangement	Payment Plan	• Borrower Contact: The last known borrower contact was noted as 11/xx/2018, borrower was called. A review of the total amount due. Borrower stated XXX would send a cashiers check.
• Default: RFD noted as servicing problems on 8/XX/2017.
• Litigation: None known.
• Title Issues: None known.
• Property Condition: Exterior inspection on 8/XX/2017, occupied, no maintenance recommended or violations noted, no known damage.
• Other: Notes 4/xx/2018 past due $0.00, current due, total due XXX Prior Chapter 13 BK filed 12/xx/2011 and dismissed 3/xx/2017.
																							No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	First	Owner (or Former): Primary Home	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
75229666	XXX	XXX	XXX	XXX	1: Acceptable	2/xx/2018	2/XX/2016	Unemployment / Decreased Income	Poor	Poor	Meets Expectations	Owner (or Former): Primary Home	No	Not Applicable	Modification (Temporary)	No	Short Sale	Collections, >= 120 Days	Borrower Contact: 2/xx/18
Default: Collections
Litigation: NA
Title Issues: NA
Property Condition: NA (Multiple inspections were completed, the value per the Data Tape is
Other: Borrower’s last payment was 5/XX/17; next payment due is 6/XX/17, Property is Owner occupied; RFD: loss of job
Other: 2/xx/18 Borrower called and want to talk about the SPOL denial, due to lien. They wanted to know if pdil was an option. Red advised can review for PDL, but could not guarantee of approval.
Other: 11/xx/17 SS Auction declined by borrower
Other: 11/xx/17 Property for Sale- XXX result
Other: 10/XX/17 Loan reviewed for short sale approval
Other: 9/xx/17 Short sale approved, loan closing on 11/xx/17, buyer XXX for $XXX
Other: 9/xx/17 Realtor was asking about cash only listing. Advised her buyer does not need to bid until someone places a higher bid than the original offer. Loan is not in FCL
Other: 8/xx/17 XXX called about the auction process and how to bid online. How to register file online with borrower.
Other 8/xx/17 SS Sale auction agreement rcvd, and 8/xx/17 SS Auction referral
Other: 8/xx/17 File being assigned to negotiator
Other: 7/xx/17 XXX wanted info on the short sale. She will need to register again
Other: 6/xx/17 Borrower call to request payoff. Rep advised of mod denial. They said they are selling the home soon.
Other: 5/xx/17 Borrower called in asking to speak with someone who can make a decision. Borrower applied for a mod and was denied because acct was current. Borrower was not satisfied with the denial.
Other: 5/XX/17 Borrower wanted to reapply for mod since payment has now change
Other: 4/xx/17 Borrower called in about the reimbursement. Only XXX refunded to the bank but the XXX was put to the principal payment
Other: 4/xx/17 Mod denied, borrower/co-borrower did not have one of the 5 acceptable hardships. Death, divorce, XXX, disaster and change in rate
Other: 4/XX/17 Borrower called in about mod extension
																							No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	First	Owner (or Former): Primary Home	Not Applicable	Not Applicable															No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
5570808	XXX	XXX	XXX	XXX	2: Acceptable with Warnings	* No Borrower Contact Evident (Lvl 2) "Per the servicing comments there was no borrower communication during the review period. The loan was previously in bankruptcy."	11/xx/2018	12/XX/2016	Unavailable	Average	Average	Meets Expectations	Owner (or Former): Primary Home	No	Not Applicable	None	Not Applicable	Payment Arrangement	Collections, 60-119 Days	• Borrower Contact: Per the Servicing Comments the servicer attempted to contact the borrower via: manual calls, dialer, door knockers and written communication. The last contact with the authorized third party on the borrower’s behalf or borrower is unknown. This loan was reviewed with data provided from 12/xx/2016 up to 11/xx/2018. The loan was previously in active bankruptcy, but the chapter 7 bankruptcy was discharged as of 06/xx/2015, but only one borrower filed. The debt hasn't been reaffirmed. The comments reflect that the loan is in collections and there is no workout in progress. Throughout the review period there wasn't any borrower communication.
• Default:  Per the servicing comments as of 11/xx/2018 the loan is currently in collections and reason for default is unknown.
• Litigation: Per the servicing comments as of 11/xx/2018 the loan wasn’t in any type of litigation.
• Title Issues:  Per the servicing comments as of 11/xx/2018 there were no known title issues mentioned.
• Property Condition: Per the servicing comments there were periodic property inspections ordered and completed, however, there are no specific comments indicating the property condition except for the property is in good condition, no violations and no maintenance recommendations.
• Willingness to Pay – Per the servicing comments the borrowers appear to have the willingness to pay and the desire to keep the property.
• Ability to Pay – Per the servicing comments the borrower’s income information isn’t stated, but it appears that the borrowers don’t have the desire to keep the property.

																							No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	First	Owner (or Former): Primary Home	Not Applicable	Not Applicable															No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
9259994	XXX	XXX	XXX	XXX	1: Acceptable	7/xx/2018	8/xx/2016	Excessive Obligations	Fair	Fair	Meets Expectations	Occupied by Unknown Party	No	Not Applicable	Modification (Permanent)	No	Payment Arrangement	Collections	•Borrower Contact: Contact was made with borrower on 05/xx/2018. Borrower advised servicer of intentions to make a payment within a week.
•Default: Loan is currently in Collections.
•Litigation: None known.
•Title Issues: None known.
•Property Condition: No indication of any damage to property noted on the account. Last proeprty inspection ordered 8/xx/18, no information of resultes.
•Other: Last modification completed in 11/2011.
																							No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	First	Occupied by Unknown Party	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
15801111	XXX	XXX	XXX	XXX	1: Acceptable	4/xx/2018	4/xx/2016	Illness of Borrower/Family	Fair	Fair	Meets Expectations	Owner (or Former): Primary Home	No	Not Applicable	None	Not Applicable	Payment Arrangement	Collections, < 60 Days	•Borrower Contact: Borrower called in on 01/xx/2018 to schedule a payment.
•Default: Collections, < 60 Days.
•Litigation: None known.
•Title Issues: None known.
•Property Condition: No damage to property noted on the account.
																						•Other: No loss mitigation activity at this time.	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	First	Owner (or Former): Primary Home	Not Applicable	Not Applicable															No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
56258111	XXX	XXX	XXX	XXX	1: Acceptable	9/xx/2018	9/XX/2016	Unemployment / Decreased Income	Good	Good	Meets Expectations	Owner (or Former): Primary Home	No	Not Applicable	Modification (Temporary)	No	Modification	Collections, >= 120 Days	• Borrower Contact: The last known contact with the borrower was on 9/xx/18; at that time the borrower was advised mod agreement was sent to her and must be signed and returned for mod terms to be effective. Additionally, comments dated 9/xx/18 reflect the borrower is on XXX for the last XXX days. This is an Active XXX loan as of 9/xx/16.
•Default: Collections 180 days past due as of 7/xx/xx/ Loss mitigation review in progress; Awaiting Signed Final Mod Agreement from borrower (see comments below).
•Litigation: None known.
•Title Issues: None known.
•Property Condition: A Property Inspection was completed on 9/xx/18 and reported the home was in average condition. There was no mention of any damages or claims against the property.
•Keywords:
•Other: The loan was not previously modified on 10/XX/2014.
•Comments dated 9/xx/18 reflect an XXX Final modification agreement was sent to the borrower.
•Comments dated 9/xx/18 reflect loan was approved for an XXX Final modification.
•Comments dated 9/XX/18 reflect the borrower completed their mod trial plan.
•Comments dated 5/XX/18 reflect the RFD was because of unemployment.
																							No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	First	Owner (or Former): Primary Home	Not Applicable	Not Applicable															No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
10856234	XXX	XXX	XXX	XXX	1: Acceptable	1/xx/2019	1/XX/2017	Illness of Borrower/Family	Poor	Poor	Meets Expectations	Owner (or Former): Primary Home	No	Not Applicable	Modification (Permanent)	No	Payment Arrangement	Collections, 60-119 Days	•Borrower Contact: Last borrower contact noted 1/xx/19. Spoke to XXX Gave 89th day information and terminated call. No other information noted.
•Default: HAMP, TPP, SS, DIL, BK, FC or forbearance have been completed with borrower in last 12 months. Previous chapter 7 BK noted on account 7/xx/18. Case#XXX. Discharged 10/XX/2007.
•Litigation: Servicing comments shows no record of borrower attorney contact, disputes, case file numbers or court dates.
•Title Issues: No title issues documented in comment history. This includes state and county taxes and liens. Taxes paid current noted 10/xx/18.
•Property Condition: Door knock received 1/XX/19. Property is occupied, in good condition, not for sale, no maintenance needed, and no violations noted.
•Other: RFD noted as death of a family member 7/xx/17. Borrower stated his brother passed away.
Dispute opened and resolved 8/XX/18. Borrower expressed concern regarding conversation with a rep on 7/xx/2018 and stated he was also unable to make a payment through .XX. website. Response states representative provided correct information about 89th day.
Statement generated noted 1/xx/19. Past due amount XXX Total due XXX  No credit bureau reporting noted in comments.
Payment received for XXX on 1/xx/18.
•Willingness to Pay: Borrower is making close to 90 days delinquent throughout most of 24-month period. Borrower has been advised of 89th day multiple times since August 2017. Borrower seems to be only paying enough to avoid FC.
•Ability to Pay: Borrower will need assistance to bring loan current.
•Key Word Search - All Key word searches are documented in notes.
																							No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	First	Owner (or Former): Primary Home	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
36128504	XXX	XXX	XXX	XXX	1: Acceptable	7/xx/2018	7/xx/2016	Excessive Obligations	Fair	Fair	Meets Expectations	Owner (or Former): Primary Home	No	Not Applicable	Modification (Permanent)	No	Not Applicable	Performing	• Borrower Contact: The last borrower contact was documented as 6/XX/18, borrower discussed payment scheduled late due to a death in the family.
• Default:  RFD was documented on 4/xx/2017 as excessive obligations.
• Litigation: None known.
• Title Issues: None known.
• Property Condition: Comments reflect multiple inspections ordered details were not provided, most recent was on 6/xx/2017.  No known damage noted.
• Other:  BPO valuation per tape data was XXX on 8/xx/2018.
• Willingness to Pay: Borrower has been in communication with the servicer.
• Ability to Pay: Comments on 6/XX/18 reflect the borrower had a death in the family.
																							No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	First	Owner (or Former): Primary Home	Not Applicable	Not Applicable															No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
82371973	XXX	XXX	XXX	XXX	1: Acceptable	4/XX/2018	2/xx/2013	Unemployment / Decreased Income	Fair	Good	Meets Expectations	Owner (or Former): Primary Home	No	Not Applicable	Modification (Temporary)	Yes	Modification	Collections, 60-119 Days	Borrower Contact:
9/xx/17 -RFD given- XXX of borrower. Can afford payments.
12/XX/17 - RFD - Self employed.
4/XX/18- RFD - self employed, slow receivables.

• Default:
12/xx/16 - HAMP option denied. Rec max number of mods.
9/xx/17 - pmt of XXX rec.  Pmt NSF.
11/xx/17 - Statement sent - UPB XXX mtly pmts - XXX past due - XXX
4/xx/18 - Statement sent - O/S balance - XXX 62 days past due.

• Litigation:
None known.

• Title Issues:
None known.

• Property Condition:
3/xx/18  - Prop inspection report - occupied, average condition, no required maintenance.  No mention of hurricane damage in comment diary.

• Other:
																						None.	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	First	Owner (or Former): Primary Home	Not Applicable	Not Applicable															No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
76144500	XXX	XXX	XXX	XXX	1: Acceptable	10/xx/2018	11/XX/2015	Illness of Borrower/Family	Fair	Fair	Meets Expectations	Owner (or Former): Primary Home	No	Not Applicable	Modification (Permanent)	No	Payment Arrangement	Performing	• Borrower Contact: Provide the last know contact and pertinent information about the borrowers contact and servicing of the loan for the past 12 months. (For XXX, provide the last contact date and information about the contact or last several contacts.)
• Default:  Borrower stated on 7/XX/2017 the reason for the default was due to an illness.
• Litigation: none known.
• Title Issues:  None known.
• Property Condition: An exterior property inspection was received on 9/xx/2018.  The report reflected subject to be in average condition with no maintenance recommended.
• Other:  Borrower was denied for a HAMP on 12/xx/2016 Borrower was unable to obtain another Home Affordable Modification due to receiving the maximum number of modifications permitted under the Home Affordable Modification Program ('HAMP').  You are only allowed to receive one HAMP Tier 1 modification for your primary residence.
• Willingness to Pay – Borrower has been able to bring the subject current.
• Ability to Pay – Borrower has previously obtained a modification and then went delinquent.  But has since brought the subject current.
• Key Word Search – A key word search was completed with the following words: RFD (reason for default), income, disaster, damage, modification, and default.
																							No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	First	Owner (or Former): Primary Home	Not Applicable	Not Applicable															No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
89929627	XXX	XXX	XXX	XXX	1: Acceptable	8/xx/2018	10/XX/2016	Illness of Borrower/Family	Average	Fair	Meets Expectations	Owner (or Former): Primary Home	No	Not Applicable	Modification (Permanent)	No	Modification	Collections, >= 120 Days	•Borrower Contact: Last date of borrower contact was 08/xx/2018. Borrower called in to schedule payment.
•Default:  Account is in collections, >120 days. Borrower discussed Modification trial plan to start 08/xx/2018.
•Litigation: No known litigation.
•Title Issues: No known title issues.
•Property Condition: No property damage was indicated in the servicing notes.
•Other: Previous modification was dated 11/xx/2010.
•Willingness to Pay: Borrower has entered a modification trial payment plan beginning 08/xx/2018.
																						•Ability to Pay: Borrower cited medical issues and that they can't work on XXX income. They stated they could not afford the repayment plan.	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	First	Owner (or Former): Primary Home	Not Applicable	Not Applicable															No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
81517267	XXX	XXX	XXX	XXX	1: Acceptable	9/xx/2018	9/XX/2016	Unemployment / Decreased Income	Fair	Poor	Meets Expectations	Owner (or Former): Primary Home	No	Not Applicable	Modification (Permanent)	Yes	Payment Arrangement	Collections, 60-119 Days	• Borrower Contact: The last known borrower contact was on 9/xx/2018, borrower discussed hardship, stated she could afford the payment, asked for options to get account current.
• Default:  RFD was documented as loss of self-employment income on 9/xx/2018.
• Litigation: None known.
• Title Issues: None known.
• Property Condition: Comments reflect multiple inspections ordered details were not provided, most recent was on 09/xx/2018.  No known damage documented.
• Other: N/A.
• Willingness to Pay: Borrower has been in communication with the servicer.
• Ability to Pay: The borrower states she can afford the payment.
• Key Words: Key words have been reviewed and addressed in the comments above.
																							No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	First	Owner (or Former): Primary Home	Not Applicable	Not Applicable															No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
95837976	XXX	XXX	XXX	XXX	1: Acceptable	9/xx/2018	9/XX/2016	Excessive Obligations	Fair	Fair	Meets Expectations	Owner (or Former): Primary Home	No	Not Applicable	None	Not Applicable	Not Applicable	Performing	• Borrower Contact: The last known borrower contact was on 8/xx/2018, borrower checking account status.
• Default:  RFD was not documented.
• Litigation: None known.
• Title Issues: None known.
• Property Condition: Comments reflect multiple inspections ordered details were not provided, most recent was on 06/xx/2018, exterior condition noted as good and no maintenance recommended.  No known damage documented.
• Other: 6/xx/2018 3 Month Trial Period.
• Willingness to Pay: Borrower has been in communication with the servicer.
• Ability to Pay: 7/xx/2018 customer stated they could afford the payment.
• Key Words: Key words have been reviewed and addressed in the comments above.
																							No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	First	Owner (or Former): Primary Home	Not Applicable	Not Applicable															No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
19601903	XXX	XXX	XXX	XXX	3: Curable	* Evidence of Property Damage (Lvl 3) "Per servicing notes 9/XX/17 XXX impacted damage reported no further details provided; 9/xx/17 hazard loss claim made damage reported, no dollar amount or details in notes; 11/xx/17 property inspection results received, no further details provided. Per servicing notes 11/xx/17 property inspection results received, no further details provided. 9/xx/17 hazard loss claim made damage reported, no dollar amount or details in notes. Comments on 1/XX/18 reflects claim check received IAO $2,279.53, on 1/4 sent to borr by UPS. Comments on 2/xx/18 reflect a claim check IAO $38,738.83 was received (this was the last comment in system). The initial check was received on 10/XX/17 in amount of $9,478.59 and was sent to borrower. Total amounts received were $50,496.95, but no comments about any repairs completed or full cost of damage."	2/xx/2018	11/XX/2015	Disaster or Destruction of Property	Fair	Fair	Meets Expectations	Owner (or Former): Primary Home	Yes	09/xx/2017	Modification (Temporary)	Yes	Forbearance	Payment Plan	Borrower Contact: Per servicing notes 1/xx/18 discussed acct and was coded that she was made 2 payments, not due again until Feb.
Default: Per servicing notes 9/XX/17 property impacted by XXX.
Litigation: No issues identified per servicing notes.
Title Issues: No issues identified per servicing notes.
Property Condition: Per servicing notes 11/xx/17 property inspection results received, no further details provided. 9/xx/17 hazard loss claim made damage reported, no dollar amount or details in notes.  Comments on 1/XX/18 reflects claim check received IAO XXX on 1/4 sent to borr by UPS. Comments on 2/xx/18 reflect a claim check IAO XXX was received (this was the last comment in system).  The initial check was received on 10/XX/17 in amount of XXX and was sent to borrower.  Total amounts received were XXX but no comments about any repairs completed or full cost of damage.
Other: Per servicing notes 9/XX/17 XXX FB Plan approved 9/XX/17 for 4 payments Sept-Dec.
																							No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	First	Owner (or Former): Primary Home	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
20244034	XXX	XXX	XXX	XXX	1: Acceptable	2/xx/2018	2/XX/2016	Unemployment / Decreased Income	Average	Average	Meets Expectations	Owner (or Former): Primary Home	No	Not Applicable	None	Not Applicable	Not Applicable	Collections	•Borrower Contact: Last known borrower contact 02/xx/2018, borrower called in with questions about escrow statement.
•Default: Customer currently due for 01/xx/2018.
•Litigation: None known.
•Title Issues: None known.
•Property Condition: Servicing notes did not reflect any property conditions.
•Other: As of 2/XX/2018 RFD:Curtailment of Income, the customer wants to do the modification on the account.
																							No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	First	Owner (or Former): Primary Home	Not Applicable	Not Applicable															No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
87785090	XXX	XXX	XXX	XXX	1: Acceptable	11/xx/2018	6/xx/2018	Excessive Obligations	Good	Good	Meets Expectations	Owner (or Former): Primary Home	No	Not Applicable	None	Not Applicable	Modification	Performing	•Borrower Contact: This loan was reviewed with data provided from 6/xx/18 through 11/xx/18. The last known contact with the borrower was on 10/xx/18, at that time the agent advised the borrower that the loan modification had been completed, the loan was current, and the next payment was due on 11/XX/18. The borrower advised that he already mailed his 11/XX/18 payment on 10/xx/18.
•Default: Current.  As of 10/xx/18, the loan was modified and brought current. Next Payment due: 12/XX/18.
•Litigation: None known.
•Title Issues: None known.
•Property Condition: A Property Inspection was not completed.  There was no mention of any damages or claims against the property.
•Keywords: Foreclosure.
•Other: The loan was not previously modified. The servicing comments provided were from 6/xx/2018-11/xx/2018 and are short 18.76 months from a complete 24 months.
																							No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	First	Owner (or Former): Primary Home	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
14550742	XXX	XXX	XXX	XXX	1: Acceptable	10/xx/2017	6/XX/2016	Excessive Obligations	Poor	Poor	Meets Expectations	Owner (or Former): Primary Home	No	Not Applicable	Bankruptcy Payment Plan	No	Foreclosure	Foreclosure	Borrower Contact: Per servicing notes 9/XX/16.
Default: Per servicing notes 6/XX/16 RFD excessive obligations.
Litigation: No issues identified per servicing notes.
Title Issues: No issues identified per servicing notes.
Property Condition: Per servicing notes multiple property inspections ordered, results not available, no indication of damage documented in notes.
																						Other: Per servicing notes 7/XX/16 loan is out of BK, servicing notes do not contain BK details. FC review data from tape data servicing notes do not contain FC details.	Yes	Referred to Attorney	10/xx/2015	Not Applicable	Per servicing notes 7/XX/16 loan is out of BK, servicing notes do not contain BK details. FC review data from tape data servicing notes do not contain FC details.	Not Applicable	Not Applicable	Not Applicable	No	Unavailable	10/xx/2017	Unavailable	Unavailable	Unavailable	Unavailable	No	Not Applicable	Not Applicable	Not Applicable	10/xx/2017	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	No	Unavailable	Unavailable	First	Owner (or Former): Primary Home	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
79209710	XXX	XXX	XXX	XXX	1: Acceptable	9/xx/2018	9/xx/2016	Excessive Obligations	Fair	Fair	Meets Expectations	Owner (or Former): Primary Home	No	Not Applicable	Modification (Permanent)	No	Modification	Payment Plan	• Borrower Contact: The last borrower contact was documented on 9/xx/2018, borrower called with modification questions, signature requirements.
• Default:  RFD was not documented during the review period.
• Litigation: None known.
• Title Issues: None known.
• Property Condition: Comments reflect multiple inspections ordered details were not provided, most recent was on 8/xx/2018. No known damage noted.
• Other: BPO valuation per the tape data on 7/xx/2018 was XXX 3 trial payment plan payments made 8/xx/2018.
• Willingness to Pay: Borrower has been in communication with the servicer.
• Ability to Pay: Comments do not reflect any known current issues with affordability.
																							No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	First	Owner (or Former): Primary Home	Not Applicable	Not Applicable															No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
83301316	XXX	XXX	XXX	XXX	2: Acceptable with Warnings	* Loan program disclosure missing or unexecuted (Lvl 2)
* Transmittal (1008) is Missing (Lvl 2)
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "Review not required outside statute of limitations."
* Loan appears modified. Mod missing or unexecuted (Lvl 2)
* Good Faith Estimate missing or unexecuted (Lvl 2)
* ComplianceEase TILA Test Failed (Lvl 2)     "Review not required outside statute of limitations."
* Final TIL Missing or Not Executed (Lvl 2)     "Downgraded as APR compliance review not required outside statute of limitations."
* Appraisal not dated (Lvl 2)
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)
* Application Missing (Lvl 2)     "Downgraded as APR compliance review not required outside statute of limitations."
* Missing Appraisal (Lvl 2)
* Missing credit report (Lvl 2)
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)
* Right of Rescission missing or unexecuted (Lvl 2)	* ComplianceEase RESPA Test Incomplete (Lvl 1) * ComplianceEase State Regulations Test Incomplete (Lvl 1) * ComplianceEase Exceptions Test Incomplete (Lvl 1)	9/xx/2017	9/XX/2015	Unemployment / Decreased Income	Fair	Fair	Meets Expectations	Owner (or Former): Primary Home	No	Modification (Temporary)	No	Payment Arrangement	Collections, 60-119 Days	Borrower Contact: Per servicing notes; 12/xx/2015 Borrower said they Can afford their payment. Are they behind on other bills; 8/xx/2017 The customer stated that they can afford the monthly payments.
Default: Per servicing notes 9/xx/2015 Account Reported To Credit Bureau (as of 08/xx/15) LPI: 06/xx/15 UPB: 234,091 Mthly Pmt: 1,643 Amt Past Due: 4,694 First occurance: 05/xx/15 Status: 78 [ Dlq 2 Pmts ]  Original Charge Off Amt: 0 Payment History[24 Mons]XXX
Litigation: N/A
Title Issues: N/A
Property Condition: Per servicing notes 8/xx/2017 Exterior Property Inspection no issues, property occupied.
Other: Per servicing notes 9/xx/2017 FEMA inspection ordered.
																							No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Owner (or Former): Primary Home	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
13578214	XXX	XXX	XXX	XXX	1: Acceptable	5/xx/2018	10/XX/2014	Unemployment / Decreased Income	Poor	Poor	Meets Expectations	Owner (or Former): Primary Home	No	Not Applicable	Modification (Permanent)	No	Payment Arrangement	Collections, < 60 Days	Borrower Contact: Borrower called in on 02/xx/2018 to discuss account.
Default: Collections, < 60 Days
Litigation: None known
Title Issues: None known
Property Condition: No indication of any damage to property.
																						Other: Loan modified on 01/xx/2016.	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	First	Owner (or Former): Primary Home	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
89380766	XXX	XXX	XXX	XXX	1: Acceptable	10/xx/2017	10/XX/2014	Illness of Borrower/Family	Average	Average	Meets Expectations	Owner (or Former): Primary Home	No	Not Applicable	None	Not Applicable	Payment Arrangement	Collections, 60-119 Days	Borrower Contact: Yes
Default: Yes.
Litigation: No
Title Issues: No
Property Condition notes on 1/xx/ 17  state that there was an insurance claim with a Date of Loss of 12/XX/2016 for water. damage. There was a second claim with the date of loss for hail damage on 7/XX/16.  A final inspection on 5/xx/17 confirm that all damages were repaired. .
Other:
																						Per notes both claims were paid. Checks were made payable to both the borrower and XXX.. The last check was issued on 6/XX/17 for the remaining $14,837.70. The initial $40,000 was paid on 3/xx/17.	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	First	Owner (or Former): Primary Home	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
66360557	XXX	XXX	XXX	XXX	1: Acceptable	4/xx/2018	4/XX/2015	Unavailable	Fair	Fair	Meets Expectations	Owner (or Former): Primary Home	No	Not Applicable	Modification (Permanent)	No	Modification	Bankruptcy	• Borrower Contact: Per comments noted on 2/xx/17 borrower called in wanted to know if she made a payment will it be late. Transferred to bankruptcy department.
• Default:  Bankruptcy
• Litigation: None known
• Title Issues: None Known
• Property Condition: property is occupied, condition of property is unknown.
• Other: Reason for default is unknown.
																							No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	First	Owner (or Former): Primary Home	Not Applicable	Not Applicable															Yes	Proof of Claim - Filed	Unavailable	10/xx/2014	Chapter 13	Unavailable	Not Applicable	Not Applicable	Not Applicable	bankruptcy information provided by tape data, no servicing comments provided with bankruptcy info.
53432167	XXX	XXX	XXX	XXX	1: Acceptable	9/XX/2018	9/XX/2016	Unavailable	Good	Good	Meets Expectations	Owner (or Former): Primary Home	No	Not Applicable	Modification (Permanent)	No	Payment Arrangement	Collections, 60-119 Days	•Borrower Contact: Last date of borrower contact was 06/xx/2018. Borrower called in pXXX was affected by federally declared disaster but can still make payments. Borrower provided XXX payment information.
•Default:  Account in Collections 60-119 days. Borrower entered Forbearance payment plan 06/xx/2018, DP -5 months beginning 08/xx/2018. Borrower is current with the plan and has made 2 payments..
•Litigation: No known litigation.
•Title Issues: No known Title issues.
•Property Condition: Visual exterior property inspection was performed 05/xx/2018. Property was observed to be occupied, in Average condition, with no recommended maintenance. No violations were identified during the inspection. No For Sale sign was evident.
•Other: Previous HAMP Balloon Modification was dated 03/xx/2015. Borrower did not provide a reason for the default as part of the Quality Right Party contact requirements.
																							No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	First	Owner (or Former): Primary Home	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
27931922	XXX	XXX	XXX	XXX	1: Acceptable	12/XX/2018	12/XX/2016	Excessive Obligations	Fair	Fair	Meets Expectations	Owner (or Former): Primary Home	No	Not Applicable	None	Not Applicable	Modification	Collections, 60-119 Days	•Borrower Contact: Last borrower contact 11/xx/18. Spoke to authorized 3rd party XXX. RFD noted as fixed income, but they can afford the monthly payments. A3P wanted to make a payment for $1500 for today. Payment processed for borrower.

Spoke to A3P XXX 11/XX/18. Advised total due XXX A3P calling in to give a promise to pay for $1600 on or before 11/xx/17.RFD noted as excessive obligation, but they can afford the payments. Spoke to A3P on 12/XX/17. Advised total due $4877. A3P calling to advise she will be making a payment by 12/27. Rep advised her that account is due for October and November and if she doesn’t make a payment by the EOM account will be 90 days delinquent. Rep offer repayment plan and Mod but A3P denied. Spoke to A3P XXX who wanted to make a speed pay for $694 to post 4/xx/18. Rep processed the payment for her and A3P wanted confirmation sent to her email address.

•Default: No HAMP, TPP, Trial, MOD, Short Sale, DIL, BK, FC, or Forbearance have been completed with borrower in last 12 months. Credit bureau report noted 11/xx/18. Monthly payment amount XXX past due XXX account is 60 days past due. Forbearance plan is noted on 3/XX/17 and approved 3/8 with a down payment XXX on 3/14 and payments of XXX to begin 4/XX/17 and end 8/XX/17. Reinstatement amount is XXX Notice of intent noted 5/8, and 7/xx/17. Demand letter sent on 10/XX/17 for XXX and expires 11/xx/17. Demand letter sent 3/XX/18 for XXX and expires 4/xx/18. NSF noted 6/xx/18 for XXX for payment that posted 6/xx/18. Demand letter sent on 12/XX/18 for XXX and expires 1/XX/19.
•Litigation: Servicing comments shows no record of borrower attorney contact, case file numbers, disputes or court dates.
•Title Issues: No title issues documented in comment history. This includes state and county taxes and liens. Taxes are paid current per note 7/xx/18.
•Property Condition: Last door knock noted on 11/xx/18 stated property as occupied, in good condition, no maintenance needed, and not for sale.
•Other: RFD noted as excessive obligation 11/xx/18. Borrower stated they had unexpected medical issues. SCRA check completed 11/xx/18
•Willingness to Pay: Borrower has not spoken to servicer over the past 2 years only the A3P XXX. She has only been able to keep account from going into FC.
•Ability to Pay: Borrowers shows no ability to pay and catch up. Account has not been current over the past 2 years.
																							No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	First	Owner (or Former): Primary Home	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
82168821	XXX	XXX	XXX	XXX	2: Acceptable with Warnings	* No Borrower Contact Evident (Lvl 2) "There has not been any verbal communication with the borrower in the past 2 years"	5/xx/2018	10/XX/2014	Unavailable	Fair	Fair	Meets Expectations	Owner (or Former): Primary Home	No	Not Applicable	None	Not Applicable	Payment Arrangement	Collections	Borrower Contact :There has not been any verbal communication with the borrower in the past 2 years
Default: Collections
Litigation: None
Title Issues: None
Property Condition: No property damage mention in servicing comments
Other:
																							No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	First	Owner (or Former): Primary Home	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
97434486	XXX	XXX	XXX	XXX	1: Acceptable	9/xx/2018	9/XX/2016	Unavailable	Poor	Poor	Meets Expectations	Unavailable	No	Not Applicable	Modification (Permanent)	Yes	Liquidation	Bankruptcy-Delinquent	Per the servicing comment the loan is in active bankruptcy. Chapter 13 bankruptcy filed on 09/xx/2015 case# XXX. POC filed on 11/xx/2016. Per the servicing comments the loan has received the maximum amount of modifications.

• Borrower Contact: Servicer attempted to contact borrower via: manual calls, dialer and written communication. The last contact with the authorized third party on the borrower's behalf was 11/xx/2017.  This loan was reviewed with data provided from 09/xx/2016 up to 09/xx/2018. Throughout the review period there has been limited communication.

• Default: Per the servicing comments as of 09/xx/18 the reason for default is unknown.

• Litigation: Per the servicing comments as of 09/xx/18 the loan wasn't in any type of litigation.

• Title Issues: Per the servicing comments there are no know title issues as of 09/xx/18.

• Property Condition: Per servicing comments there are no comments indicating the property condition.

• Willingness to Pay: Per servicing comments the borrower has the willingness to pay and the desire to keep the property.

• Ability to Pay: Per servicing comments the borrowers income information isn't state, but the borrowers has been making payments towards the property.

• Key Word Search has been reviewed all issues have been addressed in the comments.
																							No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	First	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Yes	Proof of Claim - Filed	XXX	09/xx/2015	Chapter 13	XXX	11/xx/2016	Not Applicable	Not Applicable	Per the servicing comment the loan is in active bankruptcy. Chapter 13 bankruptcy filed on 09/xx/2015 case# XXX. POC filed on 11/xx/2016. Per the servicing comments the loan has received the maximum amount of modifications.
82679496	XXX	XXX	XXX	XXX	1: Acceptable	8/XX/2018	7/xx/2016	Unemployment / Decreased Income	Fair	Fair	Meets Expectations	Owner (or Former): Primary Home	No	Not Applicable	Modification (Permanent)	No	Not Applicable	Performing	• Borrower Contact: The last documented borrower contact was on 6/xx/2018 the borrower made a promise to pay.
• Default:   RFD was noted on 6/XX/2018 borrower stated he had no work; however, work has no resumed.
• Litigation: N/A.
• Title Issues: N/A.
• Property Condition: Comments do not address the subject property condition; no known damage was noted.
• Other:  Borrower mentioned on 2/xx/2018 that XXX were supposed to be assisting the borrower in making the payments.
• Willingness to Pay:  Comments reflect the borrower is communicating with the servicer and intends on making payments.
• Ability to Pay:   Comments reflect the borrower is communicating with the servicer and had a interruption in income; however, is now working again.
																							No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	First	Owner (or Former): Primary Home	Not Applicable	Not Applicable															No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
56260394	XXX	XXX	XXX	XXX	1: Acceptable	1/XX/2019	5/XX/2016	Unavailable	Good	Good	Meets Expectations	Owner (or Former): Primary Home	No	Not Applicable	Modification (Permanent)	No	Forbearance	Payment Plan	• Borrower Contact:
9/xx/18 - borrower query on payment amount.  No RFD found in collection comments.

• Default:
9/xx/17 - Borr accepts Fed declared disaster FB plan.  3 mos FB, 6 months repayment.

• Litigation:
None found.

• Title Issues:
None found.

• Property Condition:
10/xx/16 - FDD flag raised.
9/xx/17 - property reported as primary residence.

Other:
Loan was modified on 02/xx/2015.  Non-HAMP - Balloon
																							No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	First	Owner (or Former): Primary Home	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
20666892	XXX	XXX	XXX	XXX	1: Acceptable	2/xx/2018	2/XX/2016	Illness of Borrower/Family	Average	Fair	Meets Expectations	Owner (or Former): Primary Home	No	Not Applicable	Modification (Permanent)	No	Payment Arrangement	Collections	• Borrower Contact: The last known contact with the borrower was on 1/xx/2018 borrower discussed repayment plan, wants to get caught up on payments.
• Default:  Per servicing notes 8/xx/2017 RFD was medical illness of borrowers wife.
• Litigation: None known.
• Title Issues: None known.
• Property Condition: Servicing notes 2/xx/2018 property inspection ordered details were not provided. No known damage documented.
• Other: N/A.
																							No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	First	Owner (or Former): Primary Home	Not Applicable	Not Applicable															No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
42291264	XXX	XXX	XXX	XXX	1: Acceptable	4/XX/2018	2/xx/2013	Unemployment / Decreased Income	Good	Fair	Meets Expectations	Owner (or Former): Primary Home	No	Not Applicable	None	Not Applicable	Modification	Collections, >= 120 Days	• Borrower:
9/xx/17 - Borrower contacted.  States illness caused delinquency. Requested financial assistance.  No advocacy group defined in comments.
11/xx/17 - Borrower states curtailed income and difficulty with payment afford ability.
2/xx/18 - Borrower called in. Gave promise to send in HAMP mod documents.

• Default:
12/XX/17 - 1st FC demand letter sent.

• Litigation:
None known.

• Title Issues:
None known.

• Property Condition:
2/xx/18 - inspection report states good condition and occupied.

• Other:
5/xx/17 - Taxes current per Corelogic.
																						3/xx/18 - Streamline Trial modification plan documents sent to borrower.	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	First	Owner (or Former): Primary Home	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
61511751	XXX	XXX	XXX	XXX	1: Acceptable	9/xx/2018	9/xx/2016	Unavailable	Fair	Fair	Meets Expectations	Owner (or Former): Primary Home	No	Not Applicable	Modification (Permanent)	Yes	Not Applicable	Collections, < 60 Days	• Borrower Contact: The last contract with borrower was on 12/xx/2017 when borrower confirmed a payment was mailed in the amount of XXX
• Default: Unknown reason for the minor late pays.
• Litigation: None known.
• Title Issues:  None known.
• Property Condition: An exterior property inspection was not provided.  Unable to determine the condition of the subject property and if any maintenance is recommended.
• Other:  It appears borrower had a previous HAMP approximately six years ago.  On 9/xx/2016 borrower received a “HAMP 6 year borrower incentive” A curtailment of XXX was applied.
• Willingness to Pay – Several calls to borrower have been made with no return call and borrower has many late pays.
• Ability to Pay – Borrower has made payments, although has a history of paying late.
• Key Word Search – A key word search was completed on the following words: Income, RFD (reason for default), default, property, damage and disaster.
																							No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	First	Owner (or Former): Primary Home	Not Applicable	Not Applicable															No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
72048359	XXX	XXX	XXX	XXX	1: Acceptable	10/xx/2017	10/XX/2014	Excessive Obligations	Poor	Poor	Meets Expectations	Owner (or Former): Primary Home	No	Not Applicable	None	Not Applicable	Foreclosure	Bankruptcy	Borrower Contact: Yes
Default: Bankruptcy Chapter 13, notes on tape data does not indicate bankruptcy, does list delayed for 1 year. Tape data also indicated property is occupied by owner. Per Servicing comment 7/xx/2017 Bankruptcy property is reported vacant and secured. 9/xx/2017 Bankruptcy document not filed.
Title Issues: No
Property Condition:
Other: Comment
No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	First	Owner (or Former): Primary Home	Not Applicable	Not Applicable	Yes	Unavailable	XXX	03/xx/2015	Chapter 13	Unavailable	03/xx/2015	Not Applicable	Not Applicable	9/xx/2017 servicing comment - Credit will remain on due to D13BK dismissal not yet being filed and will be captured in next month exception report.

Per Servicing comment 10/XX/2107 Still in bankruptcy. No comments on tape data regarding bankruptcy.
69385169	XXX	XXX	XXX	XXX	1: Acceptable	9/xx/2018	2/xx/2017	Unavailable	Poor	Poor	Meets Expectations	Owner (or Former): Primary Home	No	Not Applicable	Modification (Permanent)	No	Modification	Bankruptcy-Delinquent	•Borrower Contact: This loan was reviewed with data provided from 2/xx/17 through 8/xx/18. The last known contact with the borrower was on 7/xx/18 at that time the borrower wanted a current status update on the loan. As of 7/XX/18, the loan file is awaiting a discharge/dismissal of BK scheduled to close out in 90 days.
•Default: Active Bankruptcy. The borrower filed Ch. 13 Bankruptcy Case# XXX on 8/xx/13.
•Litigation: None known.
•Title Issues: None known.
•Property Condition: There was not a Property Valuation or Property Preservation report mentioned in the loan file. Additionally, there was no mention of any damages to the property.
•Willingness: Good. Borrower contacted the servicer to inquire about the current status and when she may start making payments directly.
•Ability: Fair. The comments do reflect the borrowers current employment status or income source.
•Keyword Search: Bankruptcy, Attorney, SCRA.
•Other: The loan was previously modified on 9/XX/14. There was no mention of a POC or MFR being filed.
No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	First	Owner (or Former): Primary Home	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Yes	Plan Confirmed (Ch. 11, 13)	XXX	08/xx/2013	Chapter 13	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The borrower filed Ch. 13 Bankruptcy Case# XXX on 8/xx/13. As of 7/XX/18, the loan file is awaiting a discharge/dismissal of BK scheduled to close out in 90 days.
•Comments dated 3/XX/18 Copy of filed Payment Change was received.
•Comments dated 10/XX/17 Motion for Relief Received by Attorney (not filed).

37476420	XXX	XXX	XXX	XXX	2: Acceptable with Warnings	* Loan appears modified. Mod missing or unexecuted (Lvl 2) * Missing credit report (Lvl 2) * Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)	* ComplianceEase Exceptions Test Incomplete (Lvl 1) * ComplianceEase State Regulations Test Incomplete (Lvl 1) * ComplianceEase RESPA Test Incomplete (Lvl 1)	9/xx/2017	9/XX/2015	Unavailable	Fair	Fair	Meets Expectations	Owner (or Former): Primary Home	No	Unavailable	Unavailable	Payment Arrangement	Collections	Borrower Contact:
Default: Collections
Litigation: No
Title Issues: No
Property Condition: Good
Other: There has been no contact with the borrower in the past 2 years;  no call out attempts are present.
Per Comments dated 9/xx/17- 30-day Demand Letter (pre-foreclosure) mailed on 9/xx/17. Requested amount: $ XXX
Per Comments dated 8/xx/17- Property inspection shows home is occupied and in good condition
Per Comments dated 6/XX/17- Federally Declared Disaster Loan. FDD Start Date is 6/XX/2017 and FDD End Date is 8/xx/2017
																							No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	First	Owner (or Former): Primary Home	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
22410870	XXX	XXX	XXX	XXX	2: Acceptable with Warnings	* No Borrower Contact Evident (Lvl 2)	2/xx/2019	2/XX/2017	Death of Borrower	Fair	Poor	Meets Expectations	Owner (or Former): Primary Home	No	Not Applicable	None	Not Applicable	Not Applicable	Performing	• Borrower Contact: The last known borrower contact was on not documented.
• Default:  RFD was not documented. Per the tape data the borrower is deceased, exact date of death not provided.
• Litigation: None known.
• Title Issues: None known.
• Property Condition:  Exterior Property Inspection on 1/xx/2019, occupied, condition average, no maintenance recommended, no violations, no for sale sign. No known current damage documented. Federally Declared Disaster Loan. FDD Start Date is 09/xx/2017 and FDD End Date is 12/xx/2017.
• Other:  As of 02/xx/2019 Past Due XXX Curr Due XXX Total Due XXX
• Willingness to Pay: Comments do not indicate an unwillingness to pay.
• Ability to Pay:  Comments do not indicate an inability to pay.
• Key Word Search:  Key words have been searched and addressed in the comments above.
																							No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	First	Owner (or Former): Primary Home	Not Applicable	Not Applicable															No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
22098422	XXX	XXX	XXX	XXX	1: Acceptable	7/xx/2018	7/xx/2016	Chronic Delinquent / Credit Abuser	Poor	Fair	Meets Expectations	Owner (or Former): Primary Home	No	Not Applicable	Modification (Permanent)	No	Foreclosure	Collections, >= 120 Days	• Borrower Contact: Last contact 6/xx/18, service notes reflect Borrower review of pending mod, notes reflect mod approved. Service notes reflect Borrower as chronic delinquent since notes inception with multiple broken promises, prior mods and prior forbearance agreements.
• Default: Collections >120
• Litigation: No known issues.
• Title Issues: No known issues.
• Property Condition: Property inspection reported 6/xx/18 with no reporting of damage. BPO completed 8/xx/18 IAO XXX
• Other: 10/xx/17 disaster inspection, no damage reporting. 9/XX/17 Borrower given FEMA forbearance of no pay for 3 months.
• Willingness to Pay: Poor. Service notes reflect Borrower as chronic delinquent.
• Ability to Pay: Fair, service notes reflect income to debt review, DTI 31.76%.
• Key Word Search – No additional issues discovered.
																							No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	First	Owner (or Former): Primary Home	Not Applicable	Not Applicable															No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
94736185	XXX	XXX	XXX	XXX	1: Acceptable	6/xx/2018	6/xx/2016	Unemployment / Decreased Income	Fair	Fair	Meets Expectations	Owner (or Former): Primary Home	No	Not Applicable	Modification (Permanent)	No	Payment Arrangement	Collections	• Borrower Contact: The most recent borrower contact was documented on 6/xx/2018, borrower discussed a trial payment plan and payment status.
• Default: Comment on 3/XX/2018 reflects RFD as curtailment of income.
• Litigation: N/A.
• Title Issues: N/A.
• Property Condition: Comments do not address condition, no known damage documented.
• Other: N/A.
• Willingness to Pay: Borrower has been communicating with the servicer and shows intent to retain property.
• Ability to Pay: Borrower has been communicating with the servicer and has not indicated the cannot afford the trial modification payment.
																							No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	First	Owner (or Former): Primary Home	Not Applicable	Not Applicable															No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
23440280	XXX	XXX	XXX	XXX	1: Acceptable	5/xx/2018	10/xx/2014	Excessive Obligations	Fair	Fair	Meets Expectations	Owner (or Former): Primary Home	No	Not Applicable	Modification (Permanent)	No	Modification	Collections, >= 120 Days	Borrower Contact: Borrower called in on 04/xx/2018 to discuss modification agreement terms.
Default: Collections, >= 120 Days
Litigation: None known
Title Issues: None known
Property Condition: No indication of any damage to property.
																						Other: Loan modified on 07/xx/2009. Borrower is currently in trial payment period for new modification.	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	First	Owner (or Former): Primary Home	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
59348174	XXX	XXX	XXX	XXX	2: Acceptable with Warnings	* Evidence of Deceased Borrower(s) (Lvl 2) "Servicing notes dated 07/xx/2016 mention death of borrower but no DOD. There are no notes stating a death certificate was sent to servicer. UTP has been advised of documents needed in order to provide any information."	4/xx/2018	4/xx/2016	Death of Borrower	Fair	Fair	Meets Expectations	Owner (or Former): Primary Home	No	Not Applicable	None	Not Applicable	Payment Arrangement	Collections, >= 120 Days	•Borrower Contact: UTP contact made on 03/xx/2017. UTP called in to make payment on account.
•Default: Collections, >= 120 Days.
•Litigation: None known.
•Title Issues: None known.
•Property Condition: No damage to property noted.
																						•Other: Borrower is deceased. UTP has been making payments on loan. Servicing notes do not state if property is vacant or if it is being occupied by another party.	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	First	Owner (or Former): Primary Home	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
98980647	XXX	XXX	XXX	XXX	1: Acceptable	1/XX/2019	1/XX/2017	Unemployment / Decreased Income	Average	Average	Meets Expectations	Owner (or Former): Primary Home	No	Not Applicable	None	Not Applicable	Payment Arrangement	Collections, >= 120 Days	•Borrower Contact: Last date of contact was 12/xx/2018. Servicing spoke to Authorized party XXX. Borrower was informed of the past due amount. Caller made October’s payment, stated they would make November payment in a week. December and January payment would be made in January.
•Default:  Loan is in collection >=120 days delinquent.   Borrower stated curtailment of income was the reason for default.
•Litigation: No known litigation.
•Title Issues: No known title issues.
•Property Condition: Property inspection was completed 12/xx/2018. No damage was reported to the property.
•Other: Loan has not been modified.
•Willingness to Pay:  Borrower shows average willingness to pay.  Loan has been current for most of the 24 months reviewed.
•Ability to Pay: Borrower’s ability to pay is unknown.  Borrower stated curtailment of income was the reason for default. No further information for the borrower’s income or financial status was provided in the servicing notes.
																							No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	First	Owner (or Former): Primary Home	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
18409299	XXX	XXX	XXX	XXX	1: Acceptable	9/xx/2017	6/xx/2015	Illness of Borrower/Family	Fair	Fair	Meets Expectations	Owner (or Former): Primary Home	No	Not Applicable	Modification (Permanent)	Yes	Payment Arrangement	Collections, < 60 Days	Borrower Contact: XXX
Default: Collections
Litigation: No
Title Issues: No
Property Condition: Unknown
Other:
Per Comments dated 9/XX/17- Customer contact is made. Reason for default: illness in borrower’s family/ excessive obligations. Home is owner occupied. Borrower promises to XXX a payment.
																							No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	First	Owner (or Former): Primary Home	Not Applicable	Not Applicable															No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
93972089	XXX	XXX	XXX	XXX	2: Acceptable with Warnings	* No Borrower Contact Evident (Lvl 2) "There has been no contact with the borrower within the past 24 months."	12/XX/2018	12/XX/2016	Unavailable	Average	Average	Meets Expectations	Owner (or Former): Primary Home	No	Not Applicable	None	Not Applicable	Payment Arrangement	Collections, 60-119 Days	•Borrower Contact: There has been no contact with the borrower within the past 24 months. All attempts have been unsuccessful.
•Default: Collections, 60-119 Days.  Loan is due for 12/xx/2018.
•Litigation: None known
•Title Issues: None known
•Property Condition: There are no indications of any damage to the property noted on the account.
•Other: Loan has not been modified.
•Willingness to Pay: There has been no contact with the borrower to determine their intentions with the property.
•Ability to Pay: Unable to determine the ability to pay as the borrower's source of income is unknown.
																						•Key Word Search – Have reviewed the Key Words noted and have addressed all pertinent information which has already been addressed in the review fields and comments.	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	First	Owner (or Former): Primary Home	Not Applicable	Not Applicable															No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
98332594	XXX	XXX	XXX	XXX	2: Acceptable with Warnings	* Title Review shows unidentified junior lien (Lvl 2) "Tape data reflects second lien amount $29000. Originator XXX."	8/xx/2018	7/xx/2016	Excessive Obligations	Excellent	Excellent	Meets Expectations	Owner (or Former): Primary Home	No	Not Applicable	Modification (Permanent)	No	Deed-In-Lieu	Bankruptcy	• Borrower Contact: Last known contact with Borrower 4/xx/18 Annual Privacy Notice mailed to borrower.
• Default:  1/xx/2015 Borrower filed Bankruptcy, Chapter 13, BK PP due date 8/XX/2018.
• Litigation: None known.
• Title Issues: None known.
• Property Condition: There was a Property Valuation report (8/xx/18) mentioned in the file. There were multiple Property Preservation reports (from 7/xx/16 through 6/xx/18) mentioned in the loan file. Additionally, there was no mention of any damages to the property.
• Other: Loan was modified 7/XX/10 non HAMP. 9/xx/16 Streamline modification sent, 4/xx/17 Modification denied borrower failed to state intent for modification. Second lien amount $29000.
																							No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	First	Owner (or Former): Primary Home	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Yes	Petition Filed	Unavailable	01/xx/2015	Chapter 13	Unavailable	08/xx/2018	Not Applicable	Not Applicable	1/xx/2015 Borrower filed Bankruptcy, Chapter 13, BK PP due date 8/XX/2018.
54895617	XXX	XXX	XXX	XXX	2: Acceptable with Warnings	* Title Review shows unidentified junior lien (Lvl 2) "Tape date reflects second lien in the amount $89040.00. Originator is XXX."	8/xx/2018	9/XX/2016	Unemployment / Decreased Income	Fair	Fair	Meets Expectations	Owner (or Former): Second Home	No	Not Applicable	Modification (Permanent)	No	Modification	Collections, >= 120 Days	• Borrower Contact: Last known contact XXX, call out to XXX, follow up with trial payments.
• Default:  Loan is due for 2/2018.
• Litigation: None known.
• Title Issues: None known.
• Property Condition: There was not a Property Valuation report mentioned in file. There were Property Preservation reports (12/xx/17 through 6/xx/18)  mentioned in the loan file. Additionally, there was no mention of any damages to the property.
• Other: Loan is currently in RPP plan, 3 payments XXX all required payments received,  14 day Pre FC Escalation for HAMP escalated case mailed, Prior Demand letters sent 1/xx/17, 6/XX/17, 8/XX/17, 9/xx/1710/XX/17, 10/xx/17, 1/XX/18, 2/xx/18, 2/xx/18, 6/xx/18 and 9/XX/18. Loan is currently due for 2/18 payments.
																							No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	First	Owner (or Former): Second Home	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
13702293	XXX	XXX	XXX	XXX	1: Acceptable	5/xx/2018	10/XX/2014	Unemployment / Decreased Income	Fair	Poor	Meets Expectations	Owner (or Former): Primary Home	No	Not Applicable	Modification (Permanent)	No	Foreclosure	Foreclosure	Borrower Contact: On 9/xx/17, the Borrower inquired about foreclosure alternatives and provided RFD was unable to work due to recent injury.
Default: Foreclosure Referral completed; Loan is due for 12/xx/16
Litigation: None Identified
Title Issues: None Identified
Property Condition: Occupied, no issues identified; the Data Tape reflects a BPO value of $XXX on 7/xx/17.
Other: The Loan was modified on 3/xx/15 prior to Discharge of a Chapter 7 Bankruptcy noted by comments on 3/xx/15 and comments on 12/XX/14 referencing a BK Mod.
																							Yes	Referred to Attorney	04/xx/2017	Not Applicable	The comments confirm the Foreclosure referral was completed on 4/xx/17. The Loan was modified on 3/xx/15 prior to Discharge of a Chapter 7 Bankruptcy and the current mod rate reported is 2%. Comments 9/XX/17 indicate the Loan is ineligible for Flex or One Mod programs and a general Loss Mit Liquidation options solicitation is mailed out to the Borrower.	Not Applicable	Not Applicable	Not Applicable	No	Unavailable	04/xx/2017	Petition Filed	Unavailable	Unavailable	Unavailable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	No	XXX	Unavailable	First	Owner (or Former): Primary Home	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
15307622	XXX	XXX	XXX	XXX	2: Acceptable with Warnings	* No Borrower Contact Evident (Lvl 2) "Per Comments dated 9/xx/17- Borrower made contact. Reason for default obtained by customer: Curtailment of Income. The customer stated that they can afford the monthly payments—declined mortgage assistance."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)
* ComplianceEase State Regulations Test Incomplete (Lvl 2)
* Loan program disclosure missing or unexecuted (Lvl 2)
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)
* ComplianceEase Exceptions Test Incomplete (Lvl 2)
* ComplianceEase RESPA Test Incomplete (Lvl 2)	10/xx/2017	10/XX/2015	Unemployment / Decreased Income	Fair	Fair	Meets Expectations	Owner (or Former): Primary Home	No	None	Not Applicable	Payment Arrangement	Collections, 60-119 Days	Loan Status: Collections
Borrower Contact: 9-xx-17
Default: Collections/ 60+ days delinquent
Litigation: No
Title Issues: No
Property Condition: Unknown
Other:
Per Comments dated 10/XX/17- Property inspection: home is occupied, and no information given about condition
Per Comments dated 9/xx/17- Borrower made contact. Reason for default obtained by customer: Curtailment of Income. The customer stated that they can afford the monthly payments—declined mortgage assistance.
Per Comments dated 9/xx/17- Account Reported To Credit Bureau (as of 08/xx/17) LPI: 06/xx/17 UPB: XXXX Mthly Pmt: XXX Amt Past Due: XXX First occurrence: 07/xx/15 Status: 78 [ Dlq 2 Pmts ]
																							No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	First	Owner (or Former): Primary Home	Not Applicable	Not Applicable															No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
85473278	XXX	XXX	XXX	XXX	1: Acceptable	2/XX/2019	2/XX/2017	Excessive Obligations	Excellent	Excellent	Meets Expectations	Owner (or Former): Primary Home	No	Not Applicable	None	Not Applicable	Payment Arrangement	Performing	• Borrower Contact: This loan was reviewed with commentary from 2/XX/2017 to 2/XX/2019. Last known contact with borrower was 1/xx/2019, Borrower called in requesting the total amount due to bring loan current. This loan is now current for 2/XX/2019 payment. Per commentary on 1/xx/2019 Loan is current and due for 2/XX/2019 payment. Commentary on 1/xx/2019 reflects the property as vacant and secured. Commentary on 1/xx/2019 reflects payment at branch in the amount of XXX bringing the loan current. Commentary on 1/xx/2019 reflects email from borrower stating that the property is being maintained. Commentary on 7/xx/2018 borrower made payment of XXX payment returned by servicer stating that the bank account number was incorrect, research reflected that bank account number was correct and funds were posted to account. Per commentary on 7/xx/2018 borrower stated reason for delinquency was that excessive obligations, advised he should be on electronic funds transfer, agent advised it was deleted. Borrower authorized third party on phone to process payment. Payments made at a branch location for April XXX and May XXX 2018 were misapplied to principle on XXX, Payments were reversed and reapplied to account to reflect correct on time payments. This borrower travels a lot, stated he does not have control of his finances and has authorized his sister to talk with servicer and handle payment arrangements.
• Litigation: None known
•Title Issues: None known.
•Property Condition: There was a property preservation report(s) (12/xx/2018) in the file.  There was not a property valuation report in the file. Additionally, there was no damage reported on the property.
•Other: None.
•Willingness to Pay:  Excellent. This loan is due for the 2/XX/2019 payment.
•Ability: Excellent. This loan is current.
 Key Word Search: Foreclosure, bankruptcy, modification, inspections, valuation, BPO, RFD, FEMA, damage, forbearance.
																							No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	First	Owner (or Former): Primary Home	Not Applicable	Not Applicable															No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
2349710	XXX	XXX	XXX	XXX	1: Acceptable	9/xx/2018	10/xx/2016	Excessive Obligations	Fair	Fair	Meets Expectations	Owner (or Former): Primary Home	No	Not Applicable	None	Not Applicable	Modification	Payment Plan	• Borrower Contact: The last known borrower contact was documented on 9/XX/2018, borrower was advised the 2nd trial payment was due, borrower stated she’d make an online payment on 9/xx/18.
• Default:  RFD was documented on 6/xx/2018 as increased expenses.
• Litigation: None known.
• Title Issues: None known.
• Property Condition: Comments reflect multiple inspections ordered details were not provided, most recent was on 8/xx/2018.  No known damage noted.
• Other:  BPO valuation per the tape was on 6/xx/2018 was $XXX.
• Willingness to Pay: Borrower has been in communication with the servicer.
• Ability to Pay: Comments do not reflect any known current issues with affordability.
																							No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	First	Owner (or Former): Primary Home	Not Applicable	Not Applicable															No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
19407332	XXX	XXX	XXX	XXX	1: Acceptable	5/xx/2018	6/XX/2016	Unemployment / Decreased Income	Average	Average	Meets Expectations	Tenant to Owner/Former Owner	No	Not Applicable	None	Not Applicable	Modification	Foreclosure	· Borrower Contact: Last known contact 03/xx/2018
· Default: Per the tape the customer is due for 11/xx/2017 to current and showing in foreclosure. As of 01/xx/2018, it was noted that the FCL was open in error and closed.
· Litigation: None Known
· Title Issues: None Known
· Property Condition: No damages or issues reported. Property is notes as Tenant occupied 02/xx/2018
· Other: RFD: Curtailment of Income/Got behind due to loan maturity. Per the notes, the customer sign a mod agreement extention 08/xx/2017 however the notes from 09/xx/17 show that the documents were rejected.
																							Yes	Referred to Attorney	01/xx/2018	Not Applicable		Not Applicable	Not Applicable	Not Applicable	No	XXX	01/xx/2018	Complaint Filed	Unavailable	Unavailable	XXX	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	No	Unavailable	Unavailable	First	Tenant to Owner/Former Owner	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
74318794	XXX	XXX	XXX	XXX	1: Acceptable	1/XX/2019	5/XX/2016	Excessive Obligations	Fair	Fair	Meets Expectations	Owner (or Former): Primary Home	No	Not Applicable	Modification (Permanent)	Yes	Payment Arrangement	Collections, 60-119 Days	•Borrower Contact: The last known contact with the borrower was on 12/xx/18. Spoke to A3P XXX. Advised outstanding balance of $4478 due. Advised of repayment plan available. A3P stated she will speak with her husband about it. Offered XXX and XXX for assistance. A3P made no payment arrangement.
•Default: Statement noted 12/xx/18 account is XXX past due. 30 Day demand letter sent to borrower 12/xx/18.
•Litigation: No.
•Title Issues: No.
•Property Condition: A Property Inspection report was completed on 12/xx/18 which showed the property to be occupied, in good condition, no maitenance needed, no violations noted, and not for sale.
•Willingness to Pay: Borrower shows a minimal willingness to pay.
•Ability to Pay: Borrower has stated decreased income and does not seem to have the ability to pay without assistance. Borrower was offered repayment plan, but hasn’t accepted.

																							No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	First	Owner (or Former): Primary Home	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
39600155	XXX	XXX	XXX	XXX	1: Acceptable	10/xx/2017	10/xx/2014	Excessive Obligations	Fair	Fair	Meets Expectations	Owner (or Former): Primary Home	No	Not Applicable	Bankruptcy Payment Plan	Yes	Payment Arrangement	Bankruptcy-Current	Borrower Contact:-There has not been any verbal communication with the borrower in the past 2 years.
Default: BK- Per tape BK Chapter 13 filed 11/xx/2012-
Servicer comments do not provide complete details of the bankruptcy filing i.e. case # and actual filing date could not be found.
Litigation: None
Title Issues: None
Property Condition: No property damage mention in servcing comments
Other:
																							No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	First	Owner (or Former): Primary Home	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Yes	Referred to Attorney	Unavailable	11/xx/2012	Chapter 13	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Default: BK- Per tape BK Chapter 13 filed 11/xx/2012- Servicer comments do not provide complete details of the bankruptcy filing i.e. case # and actual filing date could not be found.
17774691	XXX	XXX	XXX	XXX	3: Curable	* Evidence of Property Damage (Lvl 3) "As of 9/xx/2017 borrower reported disaster impact from XXX for family and property damage. No additional specifics notated about damages or costs."	2/xx/2018	2/XX/2016	Unwilling to Pay (e.g. Value Decrease)	Poor	Poor	Meets Expectations	Owner (or Former): Primary Home	Yes	09/xx/2017	None	Not Applicable	Modification	Foreclosure	•Borrower Contact: The last known borrower contact was on 10/xx/2017 borrower advised wanted to let home go.
•Default: Foreclosure.
•Litigation: None known.
•Title Issues: None known.
•Property Condition: As of 2/XX/2018 Property Inspection results were received but no comments on property conditions.
•Other: As of 9/xx/2017 borrower reported disaster impact from XXX for family and property damage. As of 7/xx/2017 Referred to XXX. No comments on occupancy status. Servicing comments do not reflect any additional notes on specifics about damages or costs.
																							Yes	Referred to Attorney	07/xx/2017	Not Applicable	As of 7/xx/2017 Referred to XXX. As of servicing tape previous sale date was scheduled for 12/XX/2017. No additional information on next sale date or why sale didn't happen.	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	07/xx/2017	Complaint Filed	Unavailable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Yes	XXX	Unavailable	First	Owner (or Former): Primary Home	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
70302798	XXX	XXX	XXX	XXX	1: Acceptable	5/xx/2018	5/XX/2015	Unemployment / Decreased Income	Fair	Fair	Meets Expectations	Owner (or Former): Primary Home	No	Not Applicable	None	Not Applicable	Payment Arrangement	Collections	• Borrower Contact: Per comments noted on 5/xx/18 authorized third-party XXX received past due letter. Advised stay with the plan and per system payment received 5/XX/18 funds are in unapplied funds.
• Default:  collection
• Litigation: None known
• Title Issues: None Known
• Property Condition: property is occupied, condition of property is unknown.
• Other: Reason for default is curtailment of income noted on 12/xx/17. Borrower’s loan maturity reached, balloon payment left. Set up on trial payment plan  for remaining balance.
																							No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	First	Owner (or Former): Primary Home	Not Applicable	Not Applicable															No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
50279800	XXX	XXX	XXX	XXX	1: Acceptable	3/XX/2019	3/XX/2017	Unemployment / Decreased Income	Fair	Poor	Meets Expectations	Owner (or Former): Primary Home	No	Not Applicable	None	Not Applicable	Payment Arrangement	Collections, 60-119 Days	• Borrower Contact: The last known borrower contact was on 2/XX/2019, borrower wanted the fax number for the insurance department.
• Default:  RFD documented on 2/XX/2019 as curtailment of income.
• Litigation: None known.
• Title Issues: None known.
• Property Condition:  Exterior property inspection on 1/xx/2019, condition noted as good, no maintenance recommended, no violations, no for sale sign, occupied. No known current damage documented.
• Other:  n/a.
• Willingness to Pay: Comments do not indicate an unwillingness to pay.
• Ability to Pay:  Comments do not indicate the borrower has seasonal unemployment and has been struggling to make the payment.
• Key Word Search:  Key words have been searched and addressed in the comments above.
																							No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	First	Owner (or Former): Primary Home	Not Applicable	Not Applicable															No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
51613976	XXX	XXX	XXX	XXX	1: Acceptable	10/xx/2018	11/XX/2015	Unemployment / Decreased Income	Fair	Average	Meets Expectations	Owner (or Former): Primary Home	No	Not Applicable	Modification (Permanent)	No	Forbearance	Collections	• Borrower Contact: Borrower called in on 8/xx/2018. Repayment plan discussed with borrower.
• Default:  Repayment plan approved on 8/xx/2018.  Plan sent to borrower on 8/xx/2018.  Discussed with borrower on 8/xx/2018.  Initial repayment plan payment received on 10/xx/2018. Borrower was approved for a modification on 11/xx/2017 with Streamline trial plan starting 7/xx/2017
• Litigation: Known none.
• Title Issues:  None known.
• Property Condition: AVM requested on 6/xx/2017 and received on 7/XX/2017, however the value, condition and repairs needed were not disclosed.
• Other:  Repayment plan approved on 8/xx/2018.  Plan sent to borrower on 8/xx/2018.  Discussed with borrower on 8/xx/2018.  Initial repayment plan payment received on 10/xx/2018. Borrower was approved for a modification on 11/xx/2017 with Streamline trial plan starting 7/xx/2017
• Willingness to Pay – Borrower has the willingness to repay.  Asked for a repayment plan and first payment made.
• Ability to Pay – Borrower appears to have the ability to pay.  The first payment under the repayment plan was made on 10/xx/2018.
• Key Word Search – Reflect a comment on the search of the Key Word Search.
																							No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	First	Owner (or Former): Primary Home	Not Applicable	Not Applicable															No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
46834937	XXX	XXX	XXX	XXX	1: Acceptable	1/XX/2019	2/xx/2017	Excessive Obligations	Poor	Poor	Meets Expectations	Owner (or Former): Primary Home	No	Not Applicable	Modification (Permanent)	No	Foreclosure	Collections, 60-119 Days	• Borrower Contact: The last documented contact with the borrower was on 9/xx/2017; Borrower stated he sent reinstatement.
• Default: RFD was not documented.
• Litigation: None known.
• Title Issues: None known.
• Property Condition: Exterior property inspection 1/XX/2019, occupied, good condition, no maintenance, or violations noted.
• Other: Demand letter mailed on 4/xx/2018 IAO XXX
																							No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	First	Owner (or Former): Primary Home	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
62619027	XXX	XXX	XXX	XXX	1: Acceptable	9/xx/2018	9/xx/2016	Excessive Obligations	Good	Good	Meets Expectations	Owner (or Former): Primary Home	No	Not Applicable	Modification (Permanent)	Yes	Payment Arrangement	Bankruptcy-Current	• Borrower Contact: Last known contact with Borrower 6/xx/2018 Borrower called in to make monthly payment. Borrower calls in to make monthly payment or uses website to submit payments.
• Default:  The Borrower is currently in Bankruptcy Chapter  13, Case #: XXX, filed 5/xx/215, Bankruptcy due date is 10/XX/2018. Loan is due for 8/XX/2018 payment.
• Litigation: None known.
• Title Issues: None known. Assignment of mortgage has been located.
• Property Condition: There was a Property Valuation report ( 6/xx/2018) mentioned in the file, new  appraised value XXX There were not any Property Preservation reports mentioned in the loan file. Additionally, there was no mention of any damages to the property.
• Other: This loan was modified 8/xx/2013, HAMP. Current rate .0425, ARM mortgage, P&I XXX loan is not escrowed.
• Willingness to Pay: Good.
• Ability to Pay: Good.
																							No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	First	Owner (or Former): Primary Home	Not Applicable	Not Applicable															Yes	Petition Filed	XXX	05/xx/2015	Chapter 13	Unavailable	11/xx/2018	Not Applicable	Not Applicable	Borrower is making timely payments. Borrower calls in to make payments or uses website to submit payments. Loan is due for 8/XX/2018 payment.
4721223	XXX	XXX	XXX	XXX	1: Acceptable	2/XX/2018	2/XX/2016	Unemployment / Decreased Income	Poor	Poor	Meets Expectations	Owner (or Former): Primary Home	No	Not Applicable	Modification (Temporary)	No	Forbearance	Collections	Borrower Contact: XXX
Default: Collections
Litigation: None
Title Issues: None
Property Condition: 2/XX/2018 No damage found due to disaster. 1/xx/2018 HAMP rejected.
Other: Chapter 7 filed 4/XX/2017 no case# or discharge # given.
																							No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	First	Owner (or Former): Primary Home	Not Applicable	Not Applicable															No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
94003466	XXX	XXX	XXX	XXX	1: Acceptable	4/xx/2018	4/xx/2016	Unemployment / Decreased Income	Average	Average	Meets Expectations	Owner (or Former): Primary Home	No	Not Applicable	None	Not Applicable	Modification	Payment Plan	•Borrower Contact: Borrower called in to discuss trial plan dates and amounts. Borrower was advised payments are due on or before the first of each month. Payment amount was not noted.
•Default: Payment plan.
•Litigation: None known.
•Title Issues: None known.
•Property Condition:  No damage to property noted.
•Other: Loan is currently in trial payment status.  Loan status is now showing as current.
																							No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	First	Owner (or Former): Primary Home	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
92598233	XXX	XXX	XXX	XXX	1: Acceptable	10/XX/2018	9/XX/2016	Unavailable	Poor	Poor	Meets Expectations	Owner (or Former): Primary Home	No	Not Applicable	None	Not Applicable	Modification	Collections, >= 120 Days	•Borrower Contact: Last borrower contact 9/XX/17. Borrower called in to see if she could speak to HH. Provided the contact number. Borrower stated she is working with “XXX” and is work on principal reduction plan. Informed borrower that XXX was approved for MOD. Advised borrower of trial plan and DD. Borrower stated that she cannot afford the payments. Borrower wanted to reapply for mod. Advised if change of income or financial status and hold time Offered appointment, but borrower said XXX will call back. Credit bureau report 10/XX/16. Monthly payment $0, past due $0, account current. Noted on 12/XX, we are unable to offer you a HAM because your loan has already received the maximum number of modifications allowed under the HAMP. Escrow analysis completed on 3/XX/17. Taxes noted as paid current 5/XX. Notice of intent noted on 5/XX. Borrower revoked his consent due to wrong number update noted 5/XX. HAMP solicitation letter sent 6/XX. XXX call out 7XX, no info found. Exterior inspection 7/XX. Occupied, no maintenance needed, in excellent condition, no violations noticed, and not for sale. Noted XXX original mortgage note 8/XX. 14-Day pre-FC letter sent 8/XX. Call out to borrower 10/XX to inform borrower trial plan approved. No answer. Note on 11/1, we are unable to offer you proprietary MOD because you failed to make your initial trial payment. Hardest Hit data file sent 11/XX total amount due to reinstate XXX Hardest hit fund approved for XXX HHF funds received from state on 12/XX in the amount of XXX via XXX wire XXX with effective date 12/XX/17. HHF “P” record sent for funds received 12/XX. Recast agreement sent to customer for signature on 12/28. Recast completed on 1/xx/18 start 2/XX/18 through maturity at XXX account current $0 past due. Taxes paid per note 2/XX. Credit bureau report 4/XX. Monthly payment XXX past due XXX account is 30 days delinquent. Escalated case for 14-day extension of the conditional SS/DIL provided in the MOD denial notice noted on 5/XX. .XX. XXX cancelled 5/14. Taxes are paid current per note on 8/XX. Credit bureau report 8/XX. Monthly payment XXX past due XXX account is 180 days delinquent. Final Mod sent to borrower 9/XX.
•Default: No HAMP, TPP, Trial, MOD, FC, BK, Short Sale, DIL, or Forbearance have been completed with borrower in last 12 months. Borrower completed Mod trial plan and final mod has been sent to borrower for signature and return 9/26.
•Litigation: Servicing comments shows no record of borrower attorney contact, disputes, case file numbers or court dates.
•Title Issues: No title issues documented in comment history. This includes state and county taxes and liens.
•Property Condition: Last exterior inspection 6/xx/18. Occupied, no maintenance needed, in good condition, no violations noticed, and not for sale.
•Other: No RFD was given in past 24-month history.
•Willingness to Pay: Borrower seems to want to stay in the home but willingness to pay is low.
•Ability to Pay: Borrower does not have the means to pay. Received HHF for XXX and quickly was behind again after funds were applied.
																						•Key Word Search - All Key word searches are documented in notes.	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	First	Owner (or Former): Primary Home	Not Applicable	Not Applicable															No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
28092273	XXX	XXX	XXX	XXX	1: Acceptable	8/xx/2018	7/xx/2016	Illness of Borrower/Family	Fair	Fair	Meets Expectations	Owner (or Former): Primary Home	No	Not Applicable	None	Not Applicable	Foreclosure	Foreclosure	• Borrower Contact: Last known contact 7/XX/2018 servicer left pre recorded dialer message.
• Default: FC referred 5/XX/2018, 1st legal 5/xx/2018, projected sale 10/xx/20018.
• Litigation: None known.
• Title Issues: None known.
• Property Condition: There was a Property Valuation report (8/xx/2018) mentioned in the file. There were multiple Property Preservation reports (from 7/xx/2016 through 6/xx/0218) mentioned in the loan file. Additionally, there was no mention of any damages to the property
• Other: 4/XX/2017 HAMP modification. Demand letters sent 7/xx/16,  received post demand payment XXX  1/xx/2018, received post demand payments XXX and 3/xx/2018. Borrower PTP 7000. by 5/xx/2018 no payment received, Borrower PTP XXX by 6/XX/2018 no payment received.
Yes	Awaiting Sale	05/xx/2018	Not Applicable	FC referred 5/XX/2018, 1st legal 5/xx/2018, projected sale 10/xx/20018.

																											Demand letters sent 7/xx/16, received post demand payment $955.05, 1/xx/2018, received post demand payments $1994.00 and 3/xx/2018. Borrower PTP 7000. by 5/xx/2018 no payment received, Borrower PTP 6700.23 by 6/XX/2018 no payment received.	Not Applicable	Not Applicable	Not Applicable	No	Unavailable	05/xx/2018	Awaiting Sale	10/xx/2018	03/xx/2018	Unavailable	No	Not Applicable	Not Applicable	Not Applicable	05/xx/2018	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Not Applicable	No	Not Applicable	Yes	Unavailable	Unavailable	First	Owner (or Former): Primary Home	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
79448582	XXX	XXX	XXX	XXX	1: Acceptable				10/xx/2017	10/XX/2014	Chronic Delinquent / Credit Abuser	Fair	Average	Meets Expectations	Owner (or Former): Primary Home	No	Not Applicable	None	Not Applicable	Payment Arrangement	Collections, < 60 Days	Borrower Contact: Last Borrower contact 9/xx/2016 Default: Collections < 60 Litigation: No issues identified Title Issues: No issues identified Property Condition: Occupied	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	First	Owner (or Former): Primary Home	Not Applicable	Not Applicable															No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
31666425	XXX	XXX	XXX	XXX	3: Curable	* Evidence of Property Damage (Lvl 3) "Per the servicing comments the property was in a winter weather emergency inspections and damage was found."	9/xx/2018	9/XX/2016	Unavailable	Poor	Poor	Meets Expectations	Owner (or Former): Primary Home	Yes	09/xx/2017	Modification (Permanent)	Yes	Modification	Bankruptcy-Delinquent	Per the servicing comments the loan is in active bankruptcy and the plan was confirmed as of 05/xx/2017. Chapter 13 case XXX was filed on 09/xx/2016. The proof of claim amount is XXX

• Borrower Contact: Servicer attempted to contact borrower via: manual calls and written communication. The last contact with the borrower is unknown.  This loan was reviewed with data provided from 09/xx/2016 up to 09/xx/2018. The loan is in active chapter 13 bankruptcy and there aren't any loss mitigation workouts in process. Throughout the review period there hasn't been any borrower communication.

• Default: Per the servicing comments as of 09/xx/18 the reason for default is unknown.

• Litigation: Per the servicing comments as of 09/xx/18 the loan wasn't in any type of litigation.

• Title Issues: Per the servicing comments there are no know title issues as of 09/xx/18.

• Property Condition: Per servicing comments there were periodic property insprections ordered and completed, however, there are no specific comments indicating the property condition besides there were no violations found  with no maintenance recommendations.  On September XX ,2017 the property was effected by a XXX and was damaged.  No specific comments were provided to describe what type of damage occured.

• Willingness to Pay: Per servicing comments the borrower seems to have the willingness to pay the account was brought within regular collections standards in the past few months.

• Ability to Pay: Per servicing comments the borrowers income information isn't stated.

• Key Word Search has been reviewed all issues have been addressed in the comments.
																							No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	First	Owner (or Former): Primary Home	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Yes	Plan Confirmed (Ch. 11, 13)	XXX	09/xx/2016	Chapter 13	XXX	Not Applicable	Not Applicable	Not Applicable	Per the servicing comments the loan is in active bankruptcy and the plan was confirmed as of 05/xx/2017. Chapter 13 case #XXX was filed on 09/xx/2016. The proof of claim amount is $22,848.16.
83930221	XXX	XXX	XXX	XXX	1: Acceptable	2/xx/2018	2/XX/2016	Excessive Obligations	Average	Average	Meets Expectations	Owner (or Former): Primary Home	No	Not Applicable	Modification (Permanent)	Yes	Foreclosure	Collections, 60-119 Days	• Borrower Contact: The last known contact with the borrower was on 12/xx/2017, borrower called to advise of payment via quick collect.
• Default:  Loan due for 12/XX/2017 payment. Previous modification date is 11/xx/2010.
• Litigation: “None Known.”
• Title Issues: “None Known.”
• Property Condition: Property inspection results received on 1/xx/2018, no other data available.
• Other: Comments on 12/xx/2017 reflect the RFD was due to excessive obligations-car payments, SSI check and license, indicated RFD has been resolved.  Servicing comments show limited contact has been made with borrower and continuous attempts are made to discuss loan.
																							No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	First	Owner (or Former): Primary Home	Not Applicable	Not Applicable															No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
68134926	XXX	XXX	XXX	XXX	1: Acceptable	2/xx/2018	2/XX/2016	Unavailable	Good	Good	Meets Expectations	Owner (or Former): Primary Home	No	Not Applicable	Modification (Temporary)	Yes	Modification	Collections, 60-119 Days	· Borrower Contact: Last known contact 02/xx/2018. During the 02/xx/2018 call, the customer was concern that the account was still showing in a delinquent status after the cap/extend mod was accepted.
· Default:  The customer is currently due for 11/xx/2017. The customer had been current up until that point.
· Litigation: None Known
· Title Issues: None Known
· Property Condition: Regular property inspections have been ordered with no issues reported.
· Other: RFD: Unknown. Notes from 02/xx/2018 show that a payoff request was issued with an expiration date of                           03/xx/2018.
																							No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	First	Owner (or Former): Primary Home	Not Applicable	Not Applicable															No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
68933570	XXX	XXX	XXX	XXX	1: Acceptable	1/xx/2019	1/XX/2017	Excessive Obligations	Average	Fair	Meets Expectations	Owner (or Former): Primary Home	No	Not Applicable	Bankruptcy Payment Plan	Yes	Payment Arrangement	Bankruptcy-Current	• Borrower Contact: The last noted contact with the Borrower was on 1/xx/2019, at this time, the Borrower requested verification of receipt of the monthly payment and the Agent confirmed receipt on 1/XX/2019, advised the next payment is due on 1/xx/2019 and the post-petition payment due date is 2/xx/2019.
• Default:  The Borrower is currently in Bankruptcy Chapter 13 filed on 11/xx/2013. The Notice of Final Cure payment was received on 1/xx/2019 and the final cure payment is due on 1/xx/2019. The Notice of Final Cure and Motion to Deem Current was filed on 12/xx/2018 and the Servicer’s Agree response was filed on 1/XX/2019.  Comments on 1/XX/2019 note the POC filed on 2/xx/2015 of XXX  is to be written off or waived due to the failure to file an objection to the Chapter 13 plan and POC; there was no pre-petition included in the confirmed plan.  Commentary on 1/XX/2019 reflects reversal and reapplication of all Bankruptcy funds from filing forward resulting from a reconciliation audit. The data tape indicates the loan has not been modified.
• Litigation:  There are no litigation matters identified in the commentary.
• Title Issues: There are no title issues identified in the commentary.
• Property Condition: There is no evidence of property damage.  The property is owner occupied. The most recent exterior inspection completed on 12/xx/2018 indicated the property is an occupied single family/townhouse residence with no maintenance recommended.
• Other: A Borrower complaint was resolved on 10/xx/2018 when a Supervisor spoke with the Borrower and explained that the remaining total plan balance changed due to a pending change in the monthly payment effective 10/XX/2018.  Additionally, on 9/xx/2018, when the Borrower requested a status of a modification review, a  Supervisor advised that they were unable to proceed with the review because Attorney consent for Loss Mitigation communication was not obtained or provided.
• Willingness to Pay:  There has been ongoing dialogue with the Borrower and the Borrower has exhibited the willingness to pay the mortgage debt with continuing payment activity and pay history inquiries.
• Ability to Pay:  The commentary does not provide financial or employment information for the Borrower; however, the ability to pay is supported by the current status of the Chapter 13 plan and the pending receipt of a final cure payment due on 1/xx/2019.
• Key words: Key Words were reviewed, and all pertinent information has been addressed by the review data and review comments.
No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	First	Owner (or Former): Primary Home	Not Applicable	Not Applicable	Yes	Plan Confirmed (Ch. 11, 13)	XXX	11/xx/2013	Chapter 13	XXX	Not Applicable	Not Applicable	Not Applicable	The Borrower is currently in Bankruptcy Chapter 13 filed on 11/xx/2013. The Notice of Final Cure payment was received on 1/xx/2019 and the final cure payment is due on 1/xx/2019. The Notice of Final Cure and Motion to Deem Current was filed on 12/xx/2018 and the Servicer’s Agree response was filed on 1/XX/2019. Comments on 1/XX/2019 note the POC filed on 2/xx/2015 of $1,463 is to be written off or waived due to the failure to file an objection to the Chapter 13 plan and POC; there was no pre-petition included in the confirmed plan. Commentary on 1/XX/2019 reflects reversal and reapplication of all Bankruptcy funds from filing forward resulting from a reconciliation audit.

55420828	XXX	XXX	XXX	XXX	1: Acceptable	9/xx/2018	9/XX/2016	Death of Borrower	Average	Average	Meets Expectations	Owner (or Former): Primary Home	No	Not Applicable	Modification (Permanent)	Yes	Payment Arrangement	Collections, 60-119 Days	• Borrower Contact: Servicer attempted to contact borrower via: manual calls, door knockers and written communication. The last contact with the borrower was 09/xx/2018. This loan was reviewed with data provided from 09/xx/2016 up to 09/xx/2018. The loan is showing due for 06/xx/2018. Throughout the review period there has been consistent communication.

• Default: Per the servicing comments as of 09/xx/18 the reason for default is stated due to the death of borrower's family member.

• Litigation: Per the servicing comments as of 09/xx/18 the loan wasn't in any type of litigation.

• Title Issues: Per the servicing comments there are no know title issues as of 09/xx/18.

• Property Condition: Per servicing comments there were periodic property inspections ordered and completed, however, there are no specific comments indicating the property condition except for the property is in good condition, no violations and no maintenance recommendations.

• Willingness to Pay: Per servicing comments the borrower does have the willingness to pay and the desire to keep the property.

• Ability to Pay: Per servicing comments the borrowers income information isn't stated.

• Key Word Search has been reviewed all issues have been addressed in the comments.
																							No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	First	Owner (or Former): Primary Home	Not Applicable	Not Applicable															No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
83229486	XXX	XXX	XXX	XXX	2: Acceptable with Warnings	* Evidence of Deceased Borrower(s) (Lvl 2) "RFD was documented as death of sole borrower on 6/xx/2018."	9/xx/2018	9/XX/2016	Death of Borrower	Fair	Fair	Meets Expectations	Occupied by Unknown Party	No	Not Applicable	Modification (Permanent)	No	Payment Arrangement	Performing	• Borrower Contact: The last known borrower contact was on 9/xx/2018, borrowers death certificate received.
• Default:  RFD was documented as death of sole borrower on 6/xx/2018.
• Litigation: None known.
• Title Issues: None known.
• Property Condition: Comments reflect multiple inspections ordered details were not provided, most recent was on 09/xx/2018, exterior condition noted as good and no maintenance recommended.  No known damage documented.
• Other: 9/xx/2018 XXX accepted against reinstatement payment received from outsource file for $2,001.33. 9/xx/2018 letter sent to XXX and XXX.
• Willingness to Pay: Borrower is deceased, surviving spouse is communicating with servicer appears interested in retaining property.
• Ability to Pay: Borrower is deceased, surviving spouse is communicating with servicer appears interested in retaining property.
• Key Words: Key words have been reviewed and addressed in the comments above.
																							No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	First	Occupied by Unknown Party	Not Applicable	Not Applicable															No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
43853130	XXX	XXX	XXX	XXX	1: Acceptable	5/xx/2018	5/XX/2016	Illness of Borrower/Family	Average	Average	Meets Expectations	Owner (or Former): Primary Home	No	Not Applicable	Modification (Permanent)	Yes	Payment Arrangement	Collections, 60-119 Days	· Borrower Contact: Last known contact 04/xx/2018. Note show customer was asked if they could make a payment and the call was disconnected.
· Default:  Per the tape, file is currently due for 02/xx/2018. As of 04/xx/2018, the customer has an outstanding                                balance of $ XXX
· Litigation: None Known
· Title Issues: None Known
· Property Condition: Occupied
                   Exterior Property Inspection
                   Verification Type  :Visual
                   Exterior property condition:Good
                   Maintenance recommended?:No
                   Violations identified during inspections:No
                   Inspection Date  :04/xx/2018
· Other: RFD: Death of Mom/Father. Statement generated 04/xx/2018 for May shows: Past Due XXX Curr Due                    XXX Total Due XXX
																							No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	First	Owner (or Former): Primary Home	Not Applicable	Not Applicable															No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
18517800	XXX	XXX	XXX	XXX	1: Acceptable	2/xx/2019	2/xx/2017	Illness of Borrower/Family	Fair	Average	Meets Expectations	Owner (or Former): Primary Home	No	Not Applicable	None	Not Applicable	Payment Arrangement	Collections, 60-119 Days	•Borrower Contact: Last date off contact was 02/xx/2019. Servicing set up repayment plan 4 payments of $3442.83 starting 02/2019 to bring the account current,
•Default:  Loan is in collection 60-119 days delinquent.
•Litigation: No known litigation.
•Title Issues: No known title issues.
•Property Condition: Property inspection was completed 01/xx/2019, No damage was noted to the property.
•Other: Loan was not modified.
•Willingness to Pay: Borrower shows fair willingness to pay.  Loan has been 30-60 days delinquent for all the 24 months reviewed.  Borrower has entered repayment plan to bring the loan current.
•Ability to Pay: Borrower’s ability to pay is unknown, borrower cites curtailment of income as reason for default.  No further information was provided for the borrower’s income or financial status.
																							No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	First	Owner (or Former): Primary Home	Not Applicable	Not Applicable															No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
64693552	XXX	XXX	XXX	XXX	1: Acceptable	4/xx/2018	4/XX/2015	Illness of Borrower/Family	Good	Good	Meets Expectations	Owner (or Former): Primary Home	No	Not Applicable	Modification (Permanent)	Yes	Payment Arrangement	Collections, < 60 Days	• Borrower Contact: The last contact with borrower was 4/xx/18. Servicer attempted to contact borrower via: manual calls and written communication.

• Default: Per the servicing comments as of 04/xx/18 the loan was due for 02/xx/18 payment, the reason for default                      is due to borrower health issues, a XXX and is on fixed income.

• Litigation: Per the servicing comments as of 04/xx/18 the loan wasn't in any type of litigation.

• Title Issues: Per the servicing comments there are no know title issues as of 04/xx/18.

• Property Condition: Per the servicing comments there were no indications of any property damage or issues.

																							No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	First	Owner (or Former): Primary Home	Not Applicable	Not Applicable															No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
79664936	XXX	XXX	XXX	XXX	1: Acceptable	5/xx/2018	5/xx/2015	Illness of Borrower/Family	Average	Average	Meets Expectations	Owner (or Former): Primary Home	No	Not Applicable	Forbearance Plan	Yes	Payment Arrangement	Collections, 60-119 Days	• Borrower Contact: The last contact with borrower was 5/xx/18. Servicer attempted to contact borrower via: manual calls and written communication.

• Default: Per the servicing comments as of 05/xx/18 the loan due date is unknown, the reason for default is due to                      borrower's illness.

• Litigation: Per the servicing comments as of 05/xx/18 the loan wasn't in any type of litigation.

• Title Issues: Per the servicing comments there are no know title issues as of 05/xx/18.

• Property Condition: Per servicing comments there were periodic property inspections ordered and completed,                    however, there are no comments indicating the property condition.

• Other: The occupancy status isn’t clear per the servicing comments, but the servicing tape reflects the occupancy                    status is owner occupied.
																							No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	First	Owner (or Former): Primary Home	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
67999682	XXX	XXX	XXX	XXX	2: Acceptable with Warnings	* Evidence of Deceased Borrower(s) (Lvl 2) "Certificate of Death was received 08/xx/2018."	9/XX/2018	10/xx/2016	Death of Borrower	Good	Good	Meets Expectations	Occupied by Unknown Party	No	Not Applicable	Modification (Permanent)	Yes	Payment Arrangement	Collections, >= 120 Days	•Borrower Contact: Last date of authorized third party contact was 09/xx/2018. ATP called in to discuss payment on the account, and was advised the loan was in default and may be referred to an Attorney for legal action. On 08/xx/2018 Authorized third party called in to discuss the assumption of the property. They were advised of the documents needed and conditions to be met.
•Default: Loan is in collection 60-119 days.
•Litigation: No known litigation issues.
•Title Issues: No known Title issues.
•Property Condition: No information on the property condition was provided.
•Other: Previous modification was shown 12/xx/2010. Authorized third party is working on the Assumption of the loan from the deceased borrower.
•Willingness to Pay: ATP discussed making multiple payments to bring the loan current on 08/xx/2018.
•Ability to Pay: Borrower is Deceased. No income information is available for the 3rd party that is assuming the loan.
																							No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	First	Occupied by Unknown Party	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
96877559	XXX	XXX	XXX	XXX	1: Acceptable	10/xx/2017	10/xx/2015	Unemployment / Decreased Income	Poor	Poor	Meets Expectations	Owner (or Former): Primary Home	No	None	Not Applicable	Modification	Collections	Borrower Contact:
Default: Bankruptcy
Litigation:
Title Issues:
Property Condition: property inspection ordered but results not provided
Other: Per tape data no active BK, FCL, REO
Per comments dated 9/xx/17 FC alternative letter generated
Per comments dated 7/xx/17 property inspection ordered but results not provided
Per comments dated 5/XX/17 RFD curtailment of income
Per comments dated 4/xx/17 Loss Mit letter sent, discussed loss mit options
Per comments dated 1/XX/16 HAMP solicitation letter generated
Per comments dated 12/xx/15 RFD is out of work
																							No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	First	Owner (or Former): Primary Home	Not Applicable	Not Applicable															No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
47221659	XXX	XXX	XXX	XXX	1: Acceptable	2/xx/2018	2/XX/2016	Unemployment / Decreased Income	Fair	Fair	Meets Expectations	Owner (or Former): Primary Home	No	Not Applicable	Modification (Temporary)	No	Payment Arrangement	Collections, < 60 Days	Borrower Contact: Last Borrower contact third party 1/xx/2018 Borrower call to change Bank account information.
Default: Collections <60.
Litigation: No issues identified.
Title Issues: No issues identified.
Property Condition: Occupied. Servicing notes reflect last property inspection 1/xx/2018 reporting no damage. Data information reflects no BPO value.
Other: None.
Data information reflects due for 1/XX/2018 and prior modification on 12/XX/2010. 6/xx/2017 service notes reflect RFD as lack of work. Service notes through 1/XX/2018 reflects calls as BK calls although no evidence in service notes or data reflect Borrower as BK.
																							No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	First	Owner (or Former): Primary Home	Not Applicable	Not Applicable															No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
7651487	XXX	XXX	XXX	XXX	1: Acceptable	4/xx/2018	4/xx/2016	Not Applicable	Good	Fair	Meets Expectations	Owner (or Former): Primary Home	No	Not Applicable	None	Not Applicable	Not Applicable	Performing	•Borrower Contact: The last known contact with the borrower was on 9/XX/2017.
•Default:  Performing.
•Litigation: None known
•Title Issues: None known.
•Property Condition: Servicing comments do not reflect any notes on property conditions.
•Other: Loan is current and Performing.
																							No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	First	Owner (or Former): Primary Home	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
89668232	XXX	XXX	XXX	XXX	1: Acceptable	5/xx/2018	5/XX/2015	Unemployment / Decreased Income	Fair	Fair	Meets Expectations	Owner (or Former): Primary Home	No	Not Applicable	Modification (Temporary)	No	Modification	Collections	• Borrower Contact: Per comments noted on 4/xx/18 talked to XXX XXX is filling out modification papers and will send the papers in this week sometime.
• Litigation: None Known
• Title Issues: None Known
• Property Condition: property is occupied, condition of property is unknown.
• Other: Reason for default is unemployment noted on 5/xx/16.
																							No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	First	Owner (or Former): Primary Home	Not Applicable	Not Applicable															No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
3710431	XXX	XXX	XXX	XXX	1: Acceptable	4/XX/2018	2/xx/2013	Illness of Borrower/Family	Fair	Fair	Meets Expectations	Owner (or Former): Primary Home	No	Not Applicable	Modification (Temporary)	Yes	Modification	Payment Plan	Borrower Contact:
2/xx/18 - RFD given, "Death of Family Member".
3/xx/18 - borrower requested reinstatement amount - XXX

• Default:
5/XX/17 - FC Attorney action letter sent to borrower. Borrower requested workout plan with .XX..
8/xx/17-.XX. streamline trial plan sent.
Non-Hamp payments received - 9/18, 10/27, and 11/xx/17.
11/xx/17 - .XX. XXX mod sent.
12/xx/17 - Non-HAMP mod received.
12/xx/17 - payment received.
12/xx/17 - FC stopped for loan mod.
2/xx/18 - Pre-FC demand letter sent.
4/XX/18 - FC referral.
4/XX/18

• Litigation:
None known.

• Title Issues:
None known.

• Property Condition:
4/XX/18 - Door knock report states property occupied, average condition, and no maintenance required.

• Other:
RFD has changed several times since origination.
4/xx/15 - Excessive obligations.
7/XX/16 - Curtailment of income.
3/xx/17 - employer late paying borrower.
6/xx/17 - employer bankrupt.
																						1/XX/18 - death of borrower family member.	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	First	Owner (or Former): Primary Home	Not Applicable	Not Applicable															No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
84061748	XXX	XXX	XXX	XXX	1: Acceptable	4/xx/2019	8/XX/2017	Unemployment / Decreased Income	Fair	Poor	Meets Expectations	Owner (or Former): Primary Home	No	Not Applicable	None	Not Applicable	Modification	Collections, 60-119 Days	•Borrower Contact: Last borrower contact noted 4/XX/19. Borrower XXX called in to make partial payment to April’s payment. Went over returned payment on account. Set up payment for today to post for XXX
•Default: There is no evidence of a Modification, Forbearance, Bankruptcy, Foreclosure, Short Sale, or Deed in Lieu being completed on the loan in the past 24 months.
•Litigation: Servicing comments show no record of borrower attorney contact, disputes, case file numbers or court dates currently active as of comment end date.
•Title Issues: No title issues documented in comment history. This includes state and county taxes and liens.
•Property Condition: Property inspection received noted 3/xx/19. Results are not noted. No damages from flood, fire, or natural disaster noted in comments.
•Other: Forced escrow due to critical taxes noted 6/xx/18.
3rd party authorization given to XXX noted 10/xx/18 and to end 10/xx/19.
NSF noted 10/xx/18 for payment of XXX received 10/xx/18.
RFD noted as unemployment 4/XX/19.
Comments begin 8/XX/17.
Comment gap between 9/xx/17 to 1/xx/18.
•Willingness to Pay: Borrower has shown a willingness to pay.
•Ability to Pay: Borrower has not shown an ability to pay. Borrower will need assistance to bring account current.
																							No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	First	Owner (or Former): Primary Home	Not Applicable	Not Applicable															No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
1364418	XXX	XXX	XXX	XXX	1: Acceptable	1/XX/2019	5/XX/2016	Unemployment / Decreased Income	Fair	Fair	Meets Expectations	Owner (or Former): Primary Home	No	Not Applicable	None	Not Applicable	Payment Arrangement	Collections, 60-119 Days	• Borrower Contact: Last Borrower contact 12/XX/18. Borrower called for payment. Borrower stated XXXX will be able to make a payment when XXX receives his check. Scheduled a payment to post 12/xx/18 for XXX
• Default: Borrower is currently in an active repayment plan with a reinstatement amount of XXX due to end 3/XX/19.
• Litigation: No issues identified.
• Title Issues: No issues identified.
• Property Condition: Occupied. In average condition. No maintenance needed. Not for sale.  Data information reflects HDI value of XXX on 3/XX/2018. 9/xx/2016 service notes reflect no NPV.
• Other: RFD noted on 10/XX/18 borrower is self-employed and has slow receivables.
Data information reflects due for 2/XX/2018 and no prior modification. ·4/xx/2018 service notes reflect payment received.
																							No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	First	Owner (or Former): Primary Home	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
98989771	XXX	XXX	XXX	XXX	1: Acceptable	2/xx/2019	2/XX/2017	Excessive Obligations	Fair	Fair	Meets Expectations	Tenant	No	Not Applicable	None	Not Applicable	Not Applicable	Performing	• Borrower Contact: The last known borrower contact was on 10/xx/2017, non authorized third party made a payment.
• Default:  RFD was not documented.
• Litigation: None known.
• Title Issues: None known.
• Property Condition:  Exterior Property Inspection on 1/xx/2019, tenant occupied, condition good, no maintenance recommended, no for sale sign, no violations. No known current damage documented.
• Other:  As of 02/xx/2019 Past Due XXX Curr Due XXX Total Due XXX
• Willingness to Pay: Comments do not indicate an unwillingness to pay.
• Ability to Pay:  Comments do not indicate an inability to pay.
• Key Word Search:  Key words have been searched and addressed in the comments above.
																							No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	First	Tenant	Not Applicable	Not Applicable															No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
71608097	XXX	XXX	XXX	XXX	1: Acceptable	10/xx/2018	11/XX/2015	Illness of Borrower/Family	Fair	Fair	Meets Expectations	Owner (or Former): Primary Home	No	Not Applicable	Modification (Permanent)	No	Payment Arrangement	Performing	• Borrower Contact: Borrower called in 10/XX/2018 to inquiry of outstanding balance and to make a payment. Borrower was told no partial payments were permitted. Borrower stated XXX would be making payment via XXX XXX.
• Default:  Borrower stated the reason for the default was due to an illness.
• Litigation: none known.
• Title Issues:  None known.
• Property Condition: An exterior property inspection was received on 10/xx/2018.  The report reflected subject to be in good condition with no maintenance recommended.
• Other:  Borrower called in on 4/xx/2018 requesting financial assistance.  Borrower was offered a modification but denied the option.  Borrower stated the reason for the default was due to fraud.  Details of the any possible fraud were not disclosed.
• Willingness to Pay – Borrower has called in to inquire of outstanding balance, requested assistance and has brought account current.
• Ability to Pay – Borrower stated on 10/XX/2018 her total net income was XXX with principal and interest payments being XXX leaving borrower XXX for all other monthly expenses.
• Key Word Search – A key word search was completed with the following words: RFD (reason for default), income, disaster, damage, modification, and default.
																							No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	First	Owner (or Former): Primary Home	Not Applicable	Not Applicable															No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
63930431	XXX	XXX	XXX	XXX	1: Acceptable	7/XX/2018	7/xx/2016	Chronic Delinquent / Credit Abuser	Fair	Fair	Meets Expectations	Owner (or Former): Primary Home	No	Not Applicable	Modification (Permanent)	No	Payment Arrangement	Collections, < 60 Days	• Borrower Contact: Last contact 6/xx/18, service notes reflect Borrower review of payment. payment. RFD income reduction. Service notes reflect Borrower as chronic delinquent since notes inception with multiple broken promises and NSF payments. Notes also reflect prior RF to FC in 10/2016.
• Default: Collections < 60
• Litigation: No known issues.
• Title Issues: No known issues.
• Property Condition: Property inspection reported 6/xx/18 with no reporting of damage.
• Other: None.
• Willingness to Pay: Fair. Service notes reflect Borrower as chronic delinquent.
• Ability to Pay: Fair, service notes reflect income to debt review with DTI of 56%.
• Key Word Search – No additional issues discovered.
																							No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	First	Owner (or Former): Primary Home	Not Applicable	Not Applicable															No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
40893087	XXX	XXX	XXX	XXX	1: Acceptable	9/XX/2018	9/xx/2016	Unemployment / Decreased Income	Average	Fair	Meets Expectations	Owner (or Former): Primary Home	No	Not Applicable	Forbearance Plan	Yes	Modification	Payment Plan	•Borrower Contact: Last borrower contact 7/xx/18. XXX called in to make trial payment through bill pay. PTPY $2859.75 by 8/10. Minimum 9 attempts a month each month from Sept XXX to Dec XXX to contact borrower. All attempts failed. Borrower called in XXX, RFD borrower stated that he didn’t have the ability to pay and didn’t want to elaborate. Borrower called in 1/xx/17 to make PTPY XXX by 1/XX. RFD other, payment changes. Multiple attempts again Feb through Aug to contact borrower not being successful. Cancellation of mortgagee interest received on XXX from XXX. XXX started on XXX. Borrower called in RFD income has changed and payments went up too high and he can’t afford the payments. Discussed MOD and set up. Property inspection completed and received on 1/xx/18 with not damages noted. Forbearance plan set up 7/XX/18 with a payment being received on XXX. Comment history end XXX
•Default: Borrower is going through the process of starting Forbearance and customer is making payments with last payment noted on XXX.
•Litigation: Servicing comments shows no record of borrower attorney contact, disputes, case file numbers or court dates.
•Title Issues: No title issues documented in comment history. This includes state and county taxes and liens.
•Property Condition: Multiple property inspections noted on account with no damages being noted in 24-month history.
•Other: RFD noted as curtailment8/xx/18. Borrower was laid off about XXX ago.
•Willingness to Pay: Borrower is still attempting to forbearance and trying to stay current. Borrower only made a few attempts to contact lender, while lender made multiple attempts a month.
•Ability to Pay: Borrower stated that he did not have the ability to pay and didn’t want to discuss. However, borrower has been set up on forbearance is made recent payment on XXX.
																						•Key Word Search - All Key word searches are documented in notes.	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	First	Owner (or Former): Primary Home	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
4755251	XXX	XXX	XXX	XXX	1: Acceptable	10/XX/2017	10/XX/2014	Unemployment / Decreased Income	Fair	Fair	Meets Expectations	Owner (or Former): Primary Home	No	Not Applicable	None	Not Applicable	Modification	Collections, >= 120 Days	•Borrower Contact: Borrower called in on 05/xx/2018 to inquire about trial modification payments.
•Default: Collections, >= 120 Days
•Litigation: None known
•Title Issues: None known
•Property Condition: There are no indications of any damage to the property.
																						•Other: Loan was modified on 05/xx/2011	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	First	Owner (or Former): Primary Home	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
52445844	XXX	XXX	XXX	XXX	1: Acceptable	12/XX/2018	12/XX/2016	Unemployment / Decreased Income	Average	Average	Meets Expectations	Owner (or Former): Primary Home	No	Not Applicable	Modification (Permanent)	Yes	Payment Arrangement	Collections, < 60 Days	• Borrower Contact: Per the Servicing Comments the servicer attempted to contact the borrower via: manual calls, dialer, door knockers and written communication. The last contact with the borrower was 05/xx/2018. This loan was reviewed with data provided from 12/xx/2016 up to 12/xx/2018. The comments reflect that the loan is in collections. Throughout the review period there has been consistent borrower communication.
• Default:  Per the servicing comments as of 12/xx/2018 the loan is currently in collections and reason for default is due to reduction of income.
• Litigation: Per the servicing comments as of 12/xx/2018 the loan wasn’t in any type of litigation.
• Title Issues:  Per the servicing comments as of 12/xx/2018 there were no known title issues mentioned.
• Property Condition: Per the servicing comments there were periodic property inspections ordered and completed, however, there are no specific comments indicating the property condition except for the property is in good condition, no violations and no maintenance recommendations.
• Willingness to Pay – Per the servicing comments the borrowers appear to have the willingness to pay and the desire to keep the property.
• Ability to Pay – Per the servicing comments the borrower’s income information isn’t stated, but it appears that the borrowers have the desire to keep the property.
																							No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	First	Owner (or Former): Primary Home	Not Applicable	Not Applicable															No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
68014345	XXX	XXX	XXX	XXX	1: Acceptable	10/xx/2017	6/XX/2016	Excessive Obligations	Fair	Fair	Meets Expectations	Unavailable	No	Not Applicable	Modification (Permanent)	Yes	Payment Arrangement	Collections	Borrower Contact: Per servicing notes 8/xx/17.
Default: Per servicing notes 6/XX/16 RFD excessive obligations.
Litigation: No issues identified per servicing notes.
Title Issues: No issues identified per servicing notes.
Property Condition: Per servicing notes multiple property inspections ordered, results not available, no indication of damage documented in notes.
																						Other: N/A	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	First	Unavailable	Not Applicable	Not Applicable															No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
67322411	XXX	XXX	XXX	XXX	2: Acceptable with Warnings	* Evidence of Deceased Borrower(s) (Lvl 2) "•Per Comments dated 4/XX/18- Borrower called in to request assistance with curing her mortgage. RFD: spouse (co-borrower) death (date of death was not provided). Agent advised to send in death certificate."	4/XX/2018	4/xx/2016	Unemployment / Decreased Income	Fair	Poor	Meets Expectations	Owner (or Former): Primary Home	No	Not Applicable	Modification (Permanent)	No	Modification	Collections, >= 120 Days	•Borrower Contact: The last known contact with the borrower was on 4/XX/18, at that time the borrower advised XXX would return the RMA.
•Default: Collection. Ch. 13 Bankruptcy was dismissed on 3/xx/18.
•Litigation: No.
•Title Issues: No.
•Property Condition: There was not a Property Valuation or Property Preservation report mentioned in the loan file. There was no mention of damages or hazard claims against the property.
•Other:
•Per Comments dated 4/XX/18- Borrower called in to request assistance with curing her mortgage. RFD: spouse (co-borrower) death (date of death was not provided). Agent advised to send in death certificate.
•Per Comments dated 4/XX/18- Foreclosure proceedings have not begun. FC Attorney advises they are not in possession of the original documents for the case.
•Per Comments dated 3/xx/18- BK Workstation Closed. Ch: 13 BK Case #: XXX Filed: 8/XX/12. Filer: XXX. Dismissed: 3/xx/18. Terminated: 3/xx/18.
																							No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	First	Owner (or Former): Primary Home	Not Applicable	Not Applicable															No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
29681897	XXX	XXX	XXX	XXX	1: Acceptable	5/xx/2018	5/XX/2016	Inabilty to Sell or Rent	Average	Average	Meets Expectations	Occupied by Unknown Party	No	Not Applicable	None	Not Applicable	Not Applicable	Performing	· Borrower Contact: Last known contact was 04/xx/2018 when the customer call to verify that the payment was received and when the next payment was due. The customer was told that next payment due was 06/xx/2018.
· Default:  Per the tape the customer is due for 12/xx/2017. Per the notes the customer is current due to the Streamline Mod being executed on file.
· Litigation: None Known
· Title Issues: None Known
· Property Condition:  Occupied
  Form Name: No Contact Exterior Inspection
  Verification Type  :Tenant
  Maintenance recommended?:No
  Violations identified during inspections:No
  For sale sign  :No
· Other: RFD: Investment properties were not rented, possible illness to primary borrower.
- Statement Generated As of 05/xx/2018 Past Due .00 Curr Due 357.34 Total Due 357.34
																							No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	First	Occupied by Unknown Party	Not Applicable	Not Applicable															No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
24551979	XXX	XXX	XXX	XXX	1: Acceptable	1/XX/2019	5/XX/2016	Unemployment / Decreased Income	Average	Average	Meets Expectations	Rented out by Investor (Post-FC)	No	Not Applicable	None	Not Applicable	Payment Arrangement	Performing	·Borrower Contact: Last contact was 12/xx/2018. The borrower made monthly payment.
· Default:  Performing, Borrower performing since 9/XX/18 modification
· Litigation: None Known
· Title Issues: None Known
· Property Condition: Tennent occupied, no inspections since 4/xx/18 that reflected no damage reporting. 9/xx/18 notes reflect FEMA inspection. 10/18 and 10/xx/18 notes reflect hazard claim proceeds received and endorsed to Borrower IAO XXX and XXX although notes do not reflect damage or cost to cure.
· Other: None.
Willingness to Pay: Average, Borrower reflects as paying as agreed since modification.
• Ability to Pay: Average, service notes reflect no income information provided and no recent detail of debt ratio.
• Key Word Search: Key Word Search revealed no additional issues.
																							No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	First	Rented out by Investor (Post-FC)	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
21841117	XXX	XXX	XXX	XXX	1: Acceptable	4/xx/2018	8/xx/2015	Unavailable	Good	Good	Meets Expectations	Owner (or Former): Primary Home	No	Not Applicable	None	Not Applicable	Modification	Collections, 60-119 Days	• Borrower Contact: Last contact 4/xx/2018
• Default:  Active Loss Mitigation---Awaiting Final Modification Docs.
• Litigation: N/A
• Title Issues: N/A
• Property Condition: No evidence of property damage
• Other: No RFD indicated in the notes.  Pending final modification to be completed, and final mod docs to be signed, notarized and returned.
																							No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	First	Owner (or Former): Primary Home	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
3GPJSWNIVZZ	XXX	XXX	XXX	XXX	Missing
42631545	XXX	XXX	XXX	XXX	1: Acceptable	5/xx/2018	5/XX/2015	Unemployment / Decreased Income	Fair	Fair	Meets Expectations	Owner (or Former): Primary Home	No	Not Applicable	Modification (Temporary)	No	Modification	Payment Plan	Borrower Contact: 3/XX/2018: Last contact with borrower XXX re: explanation for pension income.
Default: Active Loss Mitigation--borrower now on a trial MOD with 5/XX/2018 paid on 5/XX/2018.  Due for 6/XX/2018 as of 5/xx/2018.
Litigation: None known.
Title:  None known.
Property:  No adverse conditions known of.
Other: The borrower was in foreclosure with no sale date set as of 3/xx/18 due to a reduction in hours/income. Although a modification has been completed, it does not state in notes when occupancy was confirmed.  A modification was approved by lender and approved by borrower on 4/xx/2018 with first trial payment made on 4/xx/2018.

																							No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	First	Owner (or Former): Primary Home	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
90228223	XXX	XXX	XXX	XXX	2: Acceptable with Warnings		* No Borrower Contact Evident (Lvl 2)		2/xx/2018	2/XX/2016	Disaster or Destruction of Property	Good	Good	Meets Expectations	Owner (or Former): Primary Home	No	Not Applicable	None	Not Applicable	Modification	Collections, >= 120 Days
· Borrower Contact: Last known contact with borrower 02/xx/2018
· Default: The file was previous under a forbearance agreement due to XXX. The borrower is requesting                       for the file to be reviewed for a cap mod. File is under mod review.
· Litigation: None Known
· Title Issues: None Known
· Property Condition: Per the 12/xx/2017 notes, no known damage to the property after the Sept Hurricane.
																						· Other: RFD: XXX.	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	First	Owner (or Former): Primary Home	Not Applicable	Not Applicable															No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
85106926	XXX	XXX	XXX	XXX	1: Acceptable	10/xx/2017	10/XX/2014	Unemployment / Decreased Income	Poor	Poor	Meets Expectations	Unavailable	No	Not Applicable	None	Not Applicable	Payment Arrangement	Collections, >= 120 Days	Borrower Contact: 9/xx/16 Contact with Customer
Default: Collections
Litigation: NA
Title Issues: NA
Property Condition: NA
Other: 9/xx/16 Borrower is not interested in a modification
Other: 8/xx/16 Borrower called in asking about XXX adv code and city & state, stated she would pay that day
Other: 8/xx/16 XXX with XXX called in with questions on payments
Other: 7/xx/16 Curtailment of income
Other: 6/XX/16 XXX called in XXX was having difficulties with payment and is looking for assistance. XXXX needed a billing statement or anything that shows XXX monthly payment.
Other: 12/XX/15 Borrower called in wanting to know if XXX made double payments would that shorten the loan term.
																							No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	First	Unavailable	Not Applicable	Not Applicable															No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
97687729	XXX	XXX	XXX	XXX	1: Acceptable				4/XX/2018	4/xx/2016	Excessive Obligations	Poor	Poor	Meets Expectations	Vacant	No	Not Applicable	None	Not Applicable	Foreclosure	Collections, >= 120 Days
• Borrower Contact: 4/XX/2018
• Default:  Loan Mod-4/XX/2018 FC was put on hold
• Litigation: None
• Title Issues: none
• Property Condition: No damage mention in servicing comments
• Other: 4/XX/2018 XXX application is under review FC on hold.
																							No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	First	Vacant	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
38586052	XXX	XXX	XXX	XXX	1: Acceptable	12/xx/2017	12/XX/2014	Unemployment / Decreased Income	Fair	Fair	Meets Expectations	Owner (or Former): Primary Home	No	Not Applicable	None	Not Applicable	Modification	Collections, 60-119 Days	Borrower Contact:4/xx/16
Default: Collections, 60+ days past due
Litigation: No
Title Issues: No
Property Condition: Good
Other:
Per Comments dated 12/XX/17- Account Reported To Credit Bureau (as of 11/xx/17): 78 days delinquent, 2 payments past due
Per Comments dated 11/xx/17- Property inspection: home is occupied and in good condition
Per Comments dated 4/xx/16- Customer contact is made. Agent discussed refinance options. (loan was current at the time)
Per Comments dated 11/XX/15- Reason for default: Curtailment of Income
																							No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	First	Owner (or Former): Primary Home	Not Applicable	Not Applicable															No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
86306307	XXX	XXX	XXX	XXX	3: Curable	* Evidence of Property Damage (Lvl 3) "Vacant property inspection noted on 8/xx/18. Nature of damages are defective paint, windows broken. Damages reported to XXX. No evidence of repair. No other information available."	10/xx/2018	11/XX/2015	Illness of Borrower/Family	Fair	Fair	Meets Expectations	Vacant	Yes	08/xx/2018	None	Not Applicable	Not Applicable	Performing	•Borrower Contact: Last borrower contact 10/xx/18. Borrower called in to inquire about change in payment to his account. Advised borrower of lender placed insurance to account. Borrower stated he wanted to cancel RPP because he had the funds to reinstate now. Modification plan received 11/xx/16. FC file placed on hold 12/XX/17 because of Non-Hamp trial active. Federally declared disaster loan noted on 2/xx/17. Vacant property preservation grass cut noted on 4/xx/17. Hazard claim file# XXX closed without filing hazard insurance claim. Duplicate file. Modification package received on 6/xx/17. .XX. streamline trial approved on 7/xx/17. Complaint received and resolved on 11/XX/17. Borrower’s complaint was concerning final Mod. Credit bureau report noted on 1/XX/18. Monthly payments XXX past due XXX and account is current. Attorney referral successful noted on 3/XX/18, FC initiated and referral placed. Modification package received noted 4/XX/18 and file placed on hold 4/XX/18. Non-Hamp 1st payment received on 5/XX/18. Hold no longer valid noted on 8/XX/18. CFPB has been denied. Vacant property inspection noted on 8/xx/18. Nature of damages are defective paint, windows broken. Damages reported to XXX. No evidence of repair. No other information available. File place on hold until 10/xx/15 for Non-Hamp denial. Credit bureau report noted on 10/XX/18. Monthly payments XXX past due $2378, and account is 180 days delinquent. Reinstatement quote executed 10/XX/18. Hold no longer valid for CFPB noted on 10/xx/18. Payment for XXX received on 10/xx/18 and FC stopped on 10/xx/18 because account has been reinstated.
•Default: No HAMP, TPP, Trial, MOD, BK, Short Sale, DIL, or Forbearance have been completed with borrower in last 12 months. Foreclosure was stopped on 10/xx/18 for reinstatement.
•Litigation: Servicing comments shows no record of borrower attorney contact, disputes, case file numbers or court dates. Borrower had a dispute that resolved on 10/xx/18. Borrower was not able to get into his online account. Situation was resolved.
•Title Issues: No title issues documented in comment history. This includes state and county taxes and liens.
•Property Condition: Last door knock noted on 10/XX/18 stated property as vacant, condition not stated, no maintenance needed, and not for sale.
•Other: RFD given on 9/xx/18 as illness in borrower.
•Willingness to Pay: Borrower made a payment on 10/xx/18 of XXX to reinstate the account.
•Ability to Pay: Borrower shows an ability to pay.
																						•Key Word Search - All Key word searches are documented in notes.	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	First	Vacant	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
39863390	XXX	XXX	XXX	XXX	1: Acceptable	1/XX/2019	1/XX/2017	Chronic Delinquent / Credit Abuser	Fair	Fair	Meets Expectations	Owner (or Former): Primary Home	No	Not Applicable	None	Not Applicable	Modification	Collections, < 60 Days	•Borrower Contact: This loan was reviewed with data provided from 11/xx/16 through 1/XX/2019. The last known contact with the borrower was on 11/xx/18, at that time the borrower called to discuss the total amount due and a promise to pay via XXX XXX.
•Default: Collections, 30 days past due. As of 5/xx/2016 the reason for delinquency was due to an illness of the borrower.
•Litigation: None known.
•Title Issues: None known.
•Property Condition: A Property Inspection was completed on 1/XX/2019 however, the details were not specified. There was no mention of any damages or claims against the property.
•Keywords: damage, delinquent, property, foreclosure
																							No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	First	Owner (or Former): Primary Home	Not Applicable	Not Applicable															No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
50827063	XXX	XXX	XXX	XXX	1: Acceptable	7/xx/2018	8/XX/2016	Unavailable	Good	Good	Meets Expectations	Owner (or Former): Primary Home	No	Not Applicable	None	Not Applicable	Modification	Foreclosure	· Borrower Contact: Last known contact04/xx/2018. Customer was calling with questions about a mod for their loan. Note dated 07/xx/2018 shows that final mod docs were being sent out for execution.
· Default: Per the tape, the next due is 03/xx/2013, property is listed as owner occupied
· Litigation: None Known
· Title Issues: None Known.
· Property Condition:  Last external  inspection was order 06/xx/2018. No reported damages or issues. No inspection have been recorded after this date.
· Other: RFD: unknown. File has been in foreclosure since 06/xx/2017. Notes show that attempts have been made with the borrower and when contacted there was a language barrier.
																						· Keyword Search: REO: No. SCRA, No. No additional information presented that was not discussed in the above write up.	Yes	Complaint Filed	06/xx/2017	Not Applicable	No additional foreclosure information has been provided. The note from 07/xx/2018 shows the final mod docs were being sent for execution. The notes provided were through 07/xx/2018. Unable to verify if the modification has been finalized.	Not Applicable	Not Applicable	Not Applicable	No	XXX	07/xx/2017	Awaiting Sale	Unavailable	Unavailable	XXX	No	Not Applicable	Not Applicable	Not Applicable	07/xx/2017	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	No	Not Applicable	Not Applicable	First	Owner (or Former): Primary Home	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
5842071	XXX	XXX	XXX	XXX	1: Acceptable	5/xx/2018	5/xx/2017	Unemployment / Decreased Income	Poor	Poor	Meets Expectations	Owner (or Former): Primary Home	No	Not Applicable	None	Not Applicable	Modification	Payment Plan	•Borrower Contact: Borrower called in on 03/xx/2018 inquiring about payment confirmation. Borrower was informed confirmation comes from XXX on all XXX XXX payments.
•Default: Borrower is currently in a trial plan for a new modification.
•Litigation: None known
•Title Issues: None known
•Property Condition: No comments stating any damage to property.  Last property inspection completed on 04/xx/2018.
•Other: Loan has not been modified.  Borrower has started trial plan for new modification.  First payment received on 03/xx/2018.
																							No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	First	Owner (or Former): Primary Home	Not Applicable	Not Applicable															No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
13624445	XXX	XXX	XXX	XXX	2: Acceptable with Warnings		* Title Review shows unidentified junior lien (Lvl 2)		11/XX/2018	11/XX/2015	Excessive Obligations	Fair	Fair	Meets Expectations	Owner (or Former): Primary Home	No	Not Applicable	None	Not Applicable	Modification	Collections, >= 120 Days
• Borrower Contact:  Borrower was last spoke with on 9/XX/2018 when a phone call was made to borrower.  A commitment to pay on or before 10/XX/2018, also let borrower know a complete modification package was received.
• Default:  Borrower was previously in default.  On 10/xx/2018 a modification package was received, and the first trial payment was also received on 10/xx/2018
• Litigation: Known none.
• Title Issues:  None known.
• Property Condition: An exterior property inspection was completed on 8/xx/2018.  The subject appears to be in good condition with no maintenance recommended.
• Other:  Foreclosure proceedings were placed on hold on 10/xx/2018 due to a modification agreement being received on 10/xx/2018
• Willingness to Pay – Borrower appears to have the willingness to pay.  A modification was approved, and the trial payment was sent in the same day.
• Ability to Pay – Borrower appears to have the ability to pay.  A modification was approved, and the trial payment was sent in the same day
• Key Word Search – Reflect a comment on the search of the Key Word Search.
																							No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	First	Owner (or Former): Primary Home	Not Applicable	Not Applicable															No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
23976012	XXX	XXX	XXX	XXX	1: Acceptable	1/xx/2019	1/xx/2017	Illness of Borrower/Family	Fair	Fair	Meets Expectations	Owner (or Former): Primary Home	No	Not Applicable	Modification (Permanent)	No	Forbearance	Collections, 60-119 Days	• Borrower Contact: The last contact with the borrower was on 5/xx/2017 was due to an illness of the primary borrower. Per the Servicing Comments the servicer attempted to contact the borrower via: manual calls, dialer, skip tracing and written communication.
• Default:  Per the servicing comments as of 1/xx/2019 the loan is currently delinquent and due almost 60 days delinquent.  The reason for the default was disclosed as an illness on 5/xx/2017.  Loan has previous foreclosure proceedings started but was reinstated on 1/XX/2019.
• Litigation: Per the servicing comments as of 01/xx/2019 the loan wasn’t in any type of litigation.
• Title Issues:  Per the servicing comments as of 01/xx/2019 there were no known title issues mentioned.
• Property Condition: Per the servicing comments there were periodic property inspections ordered and completed on 5/xx/2017 with comments indicating the property condition average exterior condition, no violations and no maintenance recommendations.
• Willingness to Pay – Per the servicing comments the borrower appears to have the willingness to pay.  Borrower did reinstate the loan from going to foreclosure on 1/XX/2019.
• Ability to Pay – Unable to determine if the borrower has the ability to repay, however, the borrower did have sufficient funds to reinstate the loan.
• Key Word Search – has been reviewed and all issues have been addressed in the comments above.
																							No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	First	Owner (or Former): Primary Home	Not Applicable	Not Applicable															No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
54808409	XXX	XXX	XXX	XXX	1: Acceptable	4/xx/2019	4/XX/2017	Unemployment / Decreased Income	Fair	Fair	Meets Expectations	Owner (or Former): Primary Home	No	Not Applicable	None	Not Applicable	Not Applicable	Performing	• Borrower Contact: The last known borrower contact was on 4/xx/2019, borrower sent a written explanation regarding money order payments and XXX intention on how they should be applied and to what loan.
• Default:  RFD was noted on 1/xx/2019 as curtailment of income.
• Litigation: None known.
• Title Issues: None known.
• Property Condition:  Exterior Property Inspection on 03/xx/2019, condition average, no maintenance recommended, no violations, no for sale sign, occupied. No known current damage documented.
• Other:  As of 04/xx/2019 Past Due $.00 Curr Due XXX Total Due XXX
• Willingness to Pay: Comments do not indicate an unwillingness to pay.
• Ability to Pay:  Comments do not indicate an ability to pay.
• Key Word Search:  Key words have been searched and addressed in the comments above.
																							No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	First	Owner (or Former): Primary Home	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
12758600	XXX	XXX	XXX	XXX	1: Acceptable	9/xx/2018	9/XX/2016	Excessive Obligations	Good	Good	Meets Expectations	Owner (or Former): Primary Home	No	Not Applicable	None	Not Applicable	Payment Arrangement	Collections, 60-119 Days	•Borrower Contact: Borrower called in on 04/xx/2018 to discuss account. Borrower was provided with the outstanding balance and discussed the reinstatement amount. Servicer explained the reinstatement process to the borrower.
•Default: Collections, 60-119 Days
•Litigation: None known
•Title Issues: None known
•Property Condition: Current Occupancy Status: Occupied.  Exterior property condition: Good.  Violations identified during inspections: No.  For sale sign: No.  Inspection Date: 09/xx/2018.
•Other: Loan has not been modified.

																						•Key Word Search – Have reviewed the Key Words noted and have addressed all pertinent information which has already been addressed in the review fields and comments	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	First	Owner (or Former): Primary Home	Not Applicable	Not Applicable															No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
17547450	XXX	XXX	XXX	XXX	1: Acceptable	9/xx/2018	9/XX/2016	Unavailable	Good	Good	Meets Expectations	Owner (or Former): Primary Home	No	Not Applicable	None	Not Applicable	Forbearance	Collections, 60-119 Days	•Borrower Contact: Last date of borrower contact 08/xx/2018. Servicer verified outstanding balance. Borrower set up FB payment plan, DP +5 months effective 09/xx/2018.
•Default: Account in collections 60-119 days, Down payment and first payment of repayment plan has been made.
•Litigation: No known litigation.
•Title Issues: No known title issues.
•Property Condition: Visual exterior property inspection was performed 07/xx/2018. Property was observed to be Occupied, in Average condition, with no recommended maintenance. No Violations were identified during the inspection. No For Sale sign was noted.
•Other: No previous modification.

																							No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	First	Owner (or Former): Primary Home	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
41576563	XXX	XXX	XXX	XXX	1: Acceptable	4/xx/2018	4/xx/2016	Unemployment / Decreased Income	Good	Good	Meets Expectations	Owner (or Former): Primary Home	No	Not Applicable	None	Not Applicable	Modification	Collections, < 60 Days	· Borrower Contact: Last contact was 02/xx/2018 when the client was calling to set up PTP. Also during the call, the customer stated they received a letter about a possible deferment of the delinquent payments.
· Default:  Per the tape, the client is currently due for 02/xx/2018 to current.
· Litigation: None Known
· Title Issues: None Known
· Property Condition: No issues reported of any damages. The property is currently owner occupied.
· Other: RFD: Curtailment of income due to work. Advise was out of work for XXX
																							No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	First	Owner (or Former): Primary Home	Not Applicable	Not Applicable															No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
14803255	XXX	XXX	XXX	XXX	1: Acceptable	10/xx/2018	10/XX/2016	Unemployment / Decreased Income	Poor	Poor	Meets Expectations	Owner (or Former): Primary Home	No	Not Applicable	Modification (Permanent)	No	Payment Arrangement	Collections, >= 120 Days	•Borrower Contact: Borrower called in on 01/xx/2018 to schedule a payment on their account. Borrower did not provide any payment information for the remainder of the balance due.
•Default: Collections, >= 120 Days
•Litigation: None known
•Title Issues: None known
•Property Condition: Current Occupancy Status: Occupied.  Exterior property condition: Good.  Violations identified during inspections: No.  For sale sign: No.  Inspection Date: 09/xx/2018.
•Other: Loan was modified on 02/2012.

•Key Word Search – Have reviewed the Key Words noted and have addressed all pertinent information which has already been addressed in the review fields and comments.
																							No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	First	Owner (or Former): Primary Home	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
29341314	XXX	XXX	XXX	XXX	1: Acceptable	1/xx/2019	1/XX/2017	Illness of Borrower/Family	Average	Average	Meets Expectations	Owner (or Former): Primary Home	No	Not Applicable	Forbearance Plan	Yes	Forbearance	Payment Plan	•Borrower Contact: Last borrower contact noted 1/xx/19. Borrower called in to make second payment of forbearance plan that is currently in place. Borrower made a payment of XXX No other information provided in call.
•Default: HAMP, TPP, BK, FC,  Short Sale, DIL, have been completed with borrower in last 12 months. Borrower is currently on a forbearance plan and the last payment will be paid on 3/xx/19. Borrower also had a previous repayment/forbearance plan that was noted 8/XX/17. Start date 8/XX/17 for XXX to end 11/XX/17. Noted on 1/XX/17 borrower was set up on a 3 payment repayment plan for XXX through March 2017.
•Litigation: Servicing comments shows no record of borrower attorney contact, disputes, case file numbers or court dates.
•Title Issues: No title issues documented in comment history.
•Property Condition: Disaster area inspection ordered 11/XX/17. No damages are noted. Borrower called in about property inspection notice that was hanging on his door 1/xx/19. No damages are noted from property inspection. Inspection is noted completed on 1/xx/19.
•Other: Borrower is currently on a repayment plan. Plan noted set up on 11/xx/18. Borrower has made 2 payments for $763 12/xx/18 and 1/xx/19. Next payment due date is 2/xx/19 for XXX and last payment is due 3/XX/19.
SCRA stand-alone letter sent to borrower on 11/xx/18.
Last RFD noted on 11/xx/18 as illness of borrower. Borrower stated he was ill and out of work. Noted on 4/XX/18 borrower stated RFD was because he was denied XXX and was appealing decision.
Payoff quote requested on 9/XX/18 and sent to borrower via email.
•Willingness to Pay: Borrower is willing to pay and requested a repayment/forbearance plan. Borrower has made 2 of the 4 payments due on the plan of XXX
•Ability to Pay: Borrower stated he was ill and out of work. Borrower is now making payments, and hardship is noted as resolved 11/xx/18.
																						•Key Word Search - All Key word searches are documented in notes.	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	First	Owner (or Former): Primary Home	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
59012437	XXX	XXX	XXX	XXX	1: Acceptable	12/XX/2018	12/XX/2016	Inabilty to Sell or Rent	Average	Average	Meets Expectations	Owner (or Former): Primary Home	No	Not Applicable	None	Not Applicable	Payment Arrangement	Collections, 60-119 Days	•Borrower Contact: Spoke with borrower on 11/xx/2018 about payments due. Borrower stated XXX would not be able to make a payment and inquired about deferring some payments. Borrower was advised that a deferment was not an option.
•Default: Collections, 60-119 Days.  Loan is due for 12/xx/2018.
•Litigation: None known
•Title Issues: None known
•Property Condition: There are no indications of any damage to the property noted on the account.
•Other: Loan has not been modified.
•Willingness to Pay: Borrower is working with servicer in an attempt to bring the account current.
•Ability to Pay: Borrower is able to make the monthly payments.  Borrower's source of income is rental properties and is employed.
																						•Key Word Search – Have reviewed the Key Words noted and have addressed all pertinent information which has already been addressed in the review fields and comments.	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	First	Owner (or Former): Primary Home	Not Applicable	Not Applicable															No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
19271571	XXX	XXX	XXX	XXX	1: Acceptable	5/xx/2018	5/XX/2015	Chronic Delinquent / Credit Abuser	Poor	Poor	Meets Expectations	Tenant to Owner/Former Owner	No	Not Applicable	None	Not Applicable	Payment Arrangement	Foreclosure	• Borrower Contact: Last Borrower contact 4/xx/2018. Service notes reflect third party (Borrower Attorney) contact about trial payment set-up.
• Default: Foreclosure.
• Litigation: No issues identified.
• Title Issues: No issues identified.
• Property Condition: Occupied by Borrowers XXX. Servicing notes reflect no property inspections. Data notes reflect a BPO value of $XXX on 3/xx/2018. NPV not reflected in notes.
• Other: None.
Data information reflects due for 2/XX/2016 and no prior modification. Data information also reflects loan matured on 11/XX/2017.  ·12/xx/2017 service note reflects there are no core docs for subject loan. 1/xx/2017 notes reflects son occupies property and is waiting on XXX to pay loan off. No other progression of FC reported in service notes.
																							Yes	Referred to Attorney	11/xx/2016	Not Applicable	·12/xx/2017 service note reflects there are no core docs for subject loan. 1/xx/2017 notes reflects son occupies property and is waiting on XXX to pay loan off. No other progression of FC reported in service notes.	02/xx/2018	.XX. Delay	Not Applicable	No	Unavailable	11/xx/2016	Complaint Filed	02/xx/2018	Unavailable	Unavailable	No	Not Applicable	Not Applicable	Not Applicable	02/xx/2018	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Yes	XXX	Unavailable	First	Tenant to Owner/Former Owner	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
90279055	XXX	XXX	XXX	XXX	2: Acceptable with Warnings	* Title Review shows major title concern (Lvl 2) "Per Comments dated 10/XX/17- Task is opened as: ‘HIGH RISK ISSUE’ due to an already open issue with the title.
Per Comments dated 8/xx/17- Title issue: Borrower name mismatches in note and mortgage documents with fiserv. Borrower name in fiserv: XXX and XXX in note and mortgage doucments."	10/xx/2017	10/XX/2014	Excessive Obligations	Poor	Poor	Meets Expectations	Owner (or Former): Primary Home	No	Not Applicable	None	Not Applicable	Liquidation	Foreclosure	Borrower Contact:10/xx/17
Default: Active Foreclosure
Litigation: No
Title Issues: Yes
Property Condition: Unknown
Other:
Per Comments dated 10/xx/17- Customer contact is made via borrower’s authorized 3rd party: XXX. Agent informed that loan is currently in foreclosure and advised loan was not eligible for modification per the review and available options would be liquidation. (call notes indicate a bankruptcy disclaimer was given)
Per Comments dated 10/xx/17- Loan is a discharged Ch.7 bankruptcy
Per Comments dated 10/XX/17- Task is opened as: ‘HIGH RISK ISSUE’ due to an already open issue with the title.
Per Comments dated 8/xx/17- Referred to FCL on 08/xx/17 to XXX
Per Comments dated 8/xx/17- Title issue: Borrower name mismatches in note and mortgage documents with fiserv. Borrower name in fiserv:XXX; and XXX in note and mortgage doucments.
Per Comments dated 3/xx/16- Reason for default: excessive obligations

																							Yes	Referred to Attorney	08/xx/2017	Not Applicable	Per Comments dated 8/xx/17- Referred to FCL on 08/xx/17 to XXX, XXX	Not Applicable	Not Applicable	Not Applicable	No	Unavailable	08/xx/2017	Unavailable	Unavailable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Unavailable	XXX	Unavailable	First	Owner (or Former): Primary Home	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
2691303	XXX	XXX	XXX	XXX	1: Acceptable	5/xx/2018	10/xx/2014	Illness of Borrower/Family	Poor	Poor	Meets Expectations	Owner (or Former): Primary Home	No	Not Applicable	None	Not Applicable	Foreclosure	Bankruptcy-Delinquent	Borrower Contact: Yes
Default: Active Bankruptcy--Chapter 13, Case# XXX.
Title Issues: No
Property Condition: Owner occupied
Other: Comment  received 36 months of servicing comments
																						Per Comments dated 1/XX/18- BK is filed.	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	First	Owner (or Former): Primary Home	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Yes	Petition Filed	XXX	01/xx/2018	Chapter 13	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Per Comments dated 1/XX/18- BK is filed.
61658205	XXX	XXX	XXX	XXX	2: Acceptable with Warnings	* No Borrower Contact Evident (Lvl 2) "There is no evidence of borrower contact in past 24-months."	1/XX/2019	1/XX/2017	Unavailable	Fair	Fair	Meets Expectations	Owner (or Former): Primary Home	No	Not Applicable	None	Not Applicable	Payment Arrangement	Collections, 60-119 Days	•Borrower Contact: There is no evidence of borrower contact in past 24-months.

•Default: No HAMP, TPP, Trial, MOD, FC, BK Short Sale, DIL, or Forbearance have been completed with borrower in last 24 months.
•Litigation: Servicing comments shows no record of borrower attorney contact, case file numbers, dispute or court dates.
•Title Issues: No title issues documented in comment history. This includes state and county taxes and liens.
•Property Condition: Door knock noted 12/xx/18. Property is occupied, in poor condition, not for sale, and no violations noted.
•Other: No RFD noted in 24-month history.
•Willingness to Pay: Borrower has been paying late throughout much of the past 24-months, but over the past 6 months has been paying 30-60 days late.
																						•Ability to Pay: No contact with borrower in past 24-months to determine ability to pay. Borrower seems to need assistance to bring account current, but has not taken calls from servicer.	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	First	Owner (or Former): Primary Home	Not Applicable	Not Applicable															No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
46336172	XXX	XXX	XXX	XXX	1: Acceptable	7/xx/2018	7/xx/2016	Excessive Obligations	Fair	Fair	Meets Expectations	Owner (or Former): Primary Home	No	Not Applicable	Modification (Permanent)	No	Payment Arrangement	Collections, 60-119 Days	•Borrower Contact: Borrower called in on 06/xx/2018 to make a payment and to go over workout options. Reinstatement options were discussed with borrower.
•Default: Collections, 60-119 Days
•Litigation: None known
•Title Issues: None known
•Property Condition: There are no indications of any damages to the property noted on the account.
•Other: Loan was previously modified in 01/2011.

																						•Key Word Search – Have reviewed the Key Words noted and have addressed all pertinent information which has already been addressed in the review fields and comments.	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	First	Owner (or Former): Primary Home	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
THYPGTSQ5T0	XXX	XXX	XXX	XXX	Missing
30545388	XXX	XXX	XXX	XXX	1: Acceptable	9/xx/2018	9/XX/2016	Unemployment / Decreased Income	Good	Fair	Meets Expectations	Owner (or Former): Primary Home	No	Not Applicable	Modification (Permanent)	No	Modification	Collections, 60-119 Days	•Borrower Contact: Last date of customer contact was 11/xx/2017. Customer declined mod package, made no arrangment for the remaining balance and set up a single payment.
•Default: Loan is in Collections 60-119 days.  Borrower has been making monthly payments for the past 12 months.
•Litigation: No known litigations issues.
•Title Issues: No known title issues.
•Property Condition: A  visual inspection was performed 09/xx/18. Property was observed to be occupied. The exterior property condition is good, with no noted maintenance required. No For Sale sign was seen. No Violations were found.
•Other: HAMP Principal reduction Alternative - Balloon modification dated 03/xx/2015.

																							No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	First	Owner (or Former): Primary Home	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
9449001	XXX	XXX	XXX	XXX	1: Acceptable	5/xx/2018	5/XX/2016	Dispute with Lender	Good	Good	Meets Expectations	Owner (or Former): Primary Home	No	Not Applicable	Modification (Permanent)	Yes	Payment Arrangement	Collections, < 60 Days	· Borrower Contact: Last known contact 04/xx/2018.
· Default:  The loan is currently past due with an aging invoice from 02/xx/2018. The customer is disputing how their                    payments have been applied to their account.
· Litigation: None Known
· Title Issues: None Known
· Property Condition: Occupied
                   Verification Type  :Visual
                   Exterior property condition:Good
                   Maintenance recommended?:No
                   Violations identified during inspections:No
· Other: Customer is not interested in any payment arrangements until their payment dispute is settled
																							No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	First	Owner (or Former): Primary Home	Not Applicable	Not Applicable															No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
93654008	XXX	XXX	XXX	XXX	1: Acceptable	* Title Review shows unidentified junior lien (Lvl 1) "Data file lists a 2nd mortgage of $XXX. Name of 2nd mortgage lender not provided."	1/XX/2019	5/XX/2016	Illness of Borrower/Family	Fair	Fair	Meets Expectations	Owner (or Former): Primary Home	No	Not Applicable	Forbearance Plan	Yes	Forbearance	Payment Plan	• Borrower Contact:
11/xx/17 - RFD - Medical expenses and death in the family.

• Default:
8/xx/17 - FC referral.
10/xx/17 - RMA sent to borrower.
11/xx/17 - Sale date established - max bid = XXX
11/xx/17 - FC sale postponed. Mortgagor states requested loan mod package never received.
12.13.17 - Mod package received.  FC hold.
12/xx/17 - .XX. streamlined mod approved.
2/xx/18 - rec. certified check XXX - 1st mod pmt.
3/xx/18 - 2nd pmt rec.
4/xx/18- 3rd pmt rec against plan.
5/XX/18 - .XX. XXXs final mod agrt sent.

• Litigation:
None found.

• Title Issues:
None found.

• Property Condition:
11/xx/17 - Door knock report - occupied, good condition, no maint recommend.

Other:
None.
																							No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	First	Owner (or Former): Primary Home	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
50591482	XXX	XXX	XXX	XXX	1: Acceptable	7/xx/2018	8/XX/2016	Excessive Obligations	Fair	Fair	Meets Expectations	Owner (or Former): Primary Home	No	Not Applicable	Modification (Permanent)	Yes	Modification	Foreclosure	• Borrower Contact: Last known contact 07/xx/2018. The customer was out of the county for 8 months assisting mother who was ill. Advise that his plan is to fully reinstate the loan. Customer was advised that the modification was denied due to not having the necessary documents to determine the client’s income. When the modification was reviewed, the client was currently 306 days past due. The UW uses $1 to determine the income.
• Default: Per the tape, the next due is 06/xx/2017, property is listed as owner occupied. Loan was previously modified 05/xx/2014.
• Litigation: None Known
• Title Issues: None Known.
• Property Condition:  Last external inspection was order 07/xx/2018. No reported damages or issues. No inspection has been recorded after this date.
• Other: RFD: Excessive Obligations/Increased expenses. Borrower stated he was out of the county assisting mother who was ill.
• Keyword Search: HHF: No, REO: No, SCRA, No, HOA: No, Legal: No, BK:No. Vacant: No. No additional information presented that was not discussed in the above write up.
																							Yes	Judgment Entered	10/xx/2017	Not Applicable	Tape shows the projected sale date of 08/xx/2018 however the notes provided goes through 07/xx/2018. Not able to determine after XXX where the customer file is ( mod, reinstatement or foreclosure)	Not Applicable	Not Applicable	Not Applicable	No	XXX	01/xx/2018	Awaiting Sale	Unavailable	Unavailable	XXX	No	Not Applicable	Not Applicable	Not Applicable	10/xx/2017	Unavailable	Not Applicable	01/xx/2018	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	No	Not Applicable	Not Applicable	First	Owner (or Former): Primary Home	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
38505564	XXX	XXX	XXX	XXX	2: Acceptable with Warnings	* Servicer Rating is Below Expectations (Lvl 2) "10/xx/2016 service note reflects multiple RMA packages sent to Borrower and none returned. It appears Borrower attorney calls has stopped the FC process in the past as last payment made by Borrower was 7/XX/2012."	5/xx/2018	5/XX/2015	Chronic Delinquent / Credit Abuser	Poor	Poor	Below Expectations	Owner (or Former): Primary Home	No	Not Applicable	Modification (Temporary)	No	Foreclosure	Foreclosure	• Borrower Contact: Last Borrower contact 2/XX/2018. Service notes reflect Borrowers Attorney contact, inquiry if FC sale date set.
• Default: Foreclosure.
• Litigation: No issues identified.
• Title Issues: No issues identified.
• Property Condition: Occupied. Servicing notes reflect property inspection 3/xx/2018. Data notes reflect a BPO value of $XXX on 1/xx/18. NPV reflected in notes 4/xx/2018 IAO $XXX.
• Other: 7/xx/2016 service note reflects FEMA inspection, no damage reported. 6/xx/2015 note reflects Flood damage reported by Borrower attorney.
Data information reflects due for 5/XX/2012 and prior modification on 10/xx/2010. · Service notes 3/xx/2018 reflects origination docs to servicer attorney. No progression of FC or reason for delays reported in service notes. 10/xx/2016 service note reflects multiple RMA packages sent to Borrower and none returned. It appears Borrower attorney calls has stopped the FC process in the past as last payment made by Borrower was 7/XX/2012.
																							Yes	Complaint Filed	01/xx/2015	Not Applicable	Service notes 3/xx/2018 reflects origination docs to servicer attorney. No progression of FC or reason for delays reported in service notes. 10/xx/2016 service note reflects multiple RMA packages sent to Borrower and none returned. It appears Borrower attorney calls has stopped the FC process in the past as last payment made by Borrower was 7/XX/2012.	01/xx/2018	.XX. Delay	Not Applicable	No	Unavailable	01/xx/2018	Service Completed	Unavailable	Unavailable	Unavailable	No	Not Applicable	Not Applicable	Not Applicable	01/xx/2018	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	No	XXX	Unavailable	First	Owner (or Former): Primary Home	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
49540684	XXX	XXX	XXX	XXX	1: Acceptable	9/xx/2018	9/XX/2016	Unavailable	Fair	Fair	Meets Expectations	Owner (or Former): Primary Home	No	Not Applicable	Modification (Permanent)	Yes	Modification	Bankruptcy-Delinquent	Per the servicing comments the loan is in active bankruptcy. Chapter 13 bankruptcy was filed on 09/xx/2014 case XXX. As of 07/xx/2018 the regular monthly payments resume.

• Borrower Contact: Servicer attempted to contact borrower via: manual calls, dialer and written communication. The last contact with the borrower was 07/xx/2018.  This loan was reviewed with data provided from 09/xx/2016 up to 09//xx/2018. The loan was referred to legal counsel 01/xx/2018 and first legal was met 02/xx/2018. The comments reflect that the loan was service released as of 06/xx/2018, that the foreclosure hold ended 05/xx/2018 and there is a foreclosure sale date set for 08/xx/2018. Per the servicing comments a short sale is no longer an option as of 03/xx/2018 borrower was in the process of short sale.  Borrower is looking in to a deed in lieu, representative advise they will not stop the sale. The property has been on the market since                    06/xx/2017. Throughout the review period there has been consistent communication. As mentioned on 08/xx/2018 the borrower wishes to proceed with a deed in lieu, but there is a sale date set on 08/xx/2018 and the guideline state that a review period is needed prior to sales is needed. There is also a 2nd lien on the property.

• Default: Per the servicing comments as of 07/xx/18 the reason for default is unknown.

• Litigation: Per the servicing comments as of 07/xx/18 the loan wasn't in any type of litigation.

• Title Issues: Per the servicing comments there are no know title issues as of 07/xx/18.

• Property Condition: Per servicing comments there were periodic BPOs ordered and completed, however, there are no comments indicating the property condition.

• Other: Per the servicing comments there wasn't any borrower communications, but consistent communication with the authorized third party.  The occupancy status is stated to be vacant. Owner has property on the market.

• Willingness to Pay: Per servicing comments the borrower doesn't have the willingness to pay they no longer desire to keep the property.

• Ability to Pay: Per servicing comments the borrowers income information isn't stated. The borrowers no longer desire to keep the property.

• Key Word Search has been reviewed all issues have been addressed in the comments.
																							No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	First	Owner (or Former): Primary Home	Not Applicable	Not Applicable															Yes	Proof of Claim - Filed	XXX	09/xx/2014	Chapter 13	XXX	04/xx/2018	Not Applicable	Not Applicable
71781257	XXX	XXX	XXX	XXX	2: Acceptable with Warnings	* Evidence of Deceased Borrower(s) (Lvl 2) "Death of borrower, XXX, SSN# ***-**-XXX. DOD of borrower is not stated in servicing comments. There are no comments stating if servicer has received a copy of the death certificate for the borrower. Loan was assumed by spouse, XXX, as of 07/xx/2017."	9/xx/2018	9/XX/2016	Death of Borrower	Fair	Fair	Meets Expectations	Owner (or Former): Primary Home	No	Not Applicable	Modification (Permanent)	No	Forbearance	Collections, >= 120 Days	•Borrower Contact: Outbound call made to the borrower on 09/xx/2018 to discuss account status. Borrower advised servicer of payment made on the account, but made no arrangements for the remaining amount due.
•Default: Collections, >= 120 Days
•Litigation: None known
•Title Issues: None known
•Property Condition: Current Occupancy Status: Occupied.  Exterior property condition: Good.  Violations identified during inspections: No.  For sale sign: No.  Inspection Date: 09/xx/2018.
•Other: Loan was modified in 05/2012.

																						•Key Word Search – Have reviewed the Key Words noted and have addressed all pertinent information which has already been addressed in the review fields and comments.	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	First	Owner (or Former): Primary Home	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
83624619	XXX	XXX	XXX	XXX	1: Acceptable	7/xx/2018	7/xx/2016	Excessive Obligations	Average	Fair	Meets Expectations	Owner (or Former): Primary Home	No	Not Applicable	Modification (Permanent)	No	Forbearance	Collections, < 60 Days	• Borrower Contact: Last contact 6/xx/18, service notes reflect Borrower called in for payment review, RFD excessive obligations. Service notes reflect an occasional 30-day account.
• Default: Collections < 60
• Litigation: No known issues.
• Title Issues: No known issues.
• Property Condition: Property inspection reported 6/xx/18 with no reporting of damage. BPO completed 8/xx/18 IAO XXX.
• Other: None
• Willingness to Pay: Average. Service notes reflect Borrower as an occasional 30-day past due.
• Ability to Pay: Fair, service notes reflect no recent income to debt review.
• Key Word Search – No additional issues discovered.
																							No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	First	Owner (or Former): Primary Home	Not Applicable	Not Applicable															No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
84855121	XXX	XXX	XXX	XXX	1: Acceptable	8/xx/2018	8/xx/2016	Unavailable	Poor	Poor	Meets Expectations	Owner (or Former): Primary Home	No	Not Applicable	Modification (Permanent)	No	Modification	Collections, < 60 Days	•Borrower Contact: Borrower called in on 05/xx/2018 to discuss the account and to inquire about the modification application status.
•Default: Collections, < 60 Days
•Litigation: None known
•Title Issues: None known
•Property Condition: An undefined claim document was received by servicer, but borrower never made any draws from funds provided by hazard insurance company.  A property inspection was completed and no damage to the property was found.
																						•Other: Loan was modified in 11/2016. New trial modification payment plan set up in 06/2018.	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	First	Owner (or Former): Primary Home	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
52072106	XXX	XXX	XXX	XXX	1: Acceptable	3/XX/2019	3/XX/2017	Unavailable	Fair	Fair	Meets Expectations	Owner (or Former): Primary Home	No	Not Applicable	Forbearance Plan	No	Forbearance	Collections, 60-119 Days	• Borrower Contact: The last contact with the borrower was on 10/xx/2018 when the borrower called to make a payment. Per the Servicing Comments the servicer attempted to contact the borrower via: manual calls, dialer, skip tracing and written communication.
• Default:  Per the servicing comments as of 3/XX/2019 the loan is currently delinquent and due for December 2018.  Unable to determine the reason for the default.
• Litigation: Per the servicing comments as of 3/XX/2019 the loan wasn’t in any type of litigation.
• Title Issues:  Per the servicing comments as of 3/XX/2019 there were no known title issues mentioned.
• Property Condition: Per the servicing comments there were periodic property inspections ordered and completed on 3/xx/2019 with comments indicating the property condition average exterior condition, no violations and no maintenance recommendations.
• Willingness to Pay – Per the servicing comments the borrower appears to have the willingness to pay.
• Ability to Pay – Servicing notes have no indicate the borrower does not have the ability to repay the loan.
• Key Word Search – has been reviewed and all issues have been addressed in the comments above.
																							No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	First	Owner (or Former): Primary Home	Not Applicable	Not Applicable															No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable